UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments
POI-Munder Balanced Fund
POI-Munder Bond Fund
POI-Cash Investment Fund
Portfolio of Investments
POI-Institutional Money Market Fund
POI-Munder Intermediate Bond Fund
POI-Munder International Bond Fund
POI-Munder International Equity Fund
POI-Liquidity Money Market Fund
Portfolio of Investments
POI-Tax-Free Money Market Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Exhibit Index
Certifications required by Rule 30a-2(a)under the 1940 Act

Item 1. Schedule of Investments
POI-Munder Balanced Fund
POI-Munder Bond Fund
POI-Cash Investment Fund
Portfolio of Investments
POI-Munder Intermediate Bond Fund
POI-Munder International Bond Fund
POI-Munder International Equity Fund
Portfolio of Investments
POI-Tax-Free Money Market Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Exhibit Index
Certifications required by Rule 30a-2(a)under the 1940 Act
Item 1. Schedule of Investments.

Munder Balanced Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(q)

Shares		Value(b)

COMMON STOCKS — 65.3%
Consumer Discretionary — 8.0%
Auto Components — 0.4%
2,000	Drew Industries Incorporated †,(e)	$71,100
5,290	Magna International, Inc., Class A (e)	400,400

		471,500

Automobiles — 0.4%
5,610	Harley-Davidson, Inc.	291,047
4,450	Thor Industries, Inc. (e)	237,452

		528,499

Hotels, Restaurants & Leisure — 0.7%
4,480	Harrah’s Entertainment, Inc.	349,261
12,450	Penn National Gaming, Inc. †	525,141

		874,402

Household Durables — 1.6%
2,800	Beazer Homes USA, Inc. (e)	183,960
5,150	Centex Corporation	319,248
8,800	D.R. Horton, Inc.	292,336
3,350	Jarden Corporation †,(e)	110,048
6,150	KB HOME	399,627
2,900	Lennar Corporation, Class A	175,102
10,050	Pulte Homes, Inc.	386,121
2,700	Ryland Group, Inc. (The) (e)	187,380
1,335	Standard Pacific Corporation (e)	44,883

		2,098,705

Internet & Catalog Retail — 0.3%
8,750	NutriSystems, Inc. †,(e)	415,800

Media — 1.2%
28,060	Comcast Corporation, Class A Special †	732,927
5,120	Omnicom Group, Inc.	426,240
7,700	Shaw Communications, Inc., Class B	184,107
15,650	Time Warner, Inc.	262,764

		1,606,038

Multiline Retail — 0.6%
6,600	J.C. Penney Company, Inc.	398,706
4,800	Nordstrom, Inc.	188,064
4,650	Target Corporation	241,846

		828,616

1

Specialty Retail — 2.4%
7,450	Abercrombie & Fitch Co., Class A	434,335
5,900	Advance Auto Parts, Inc.	245,676
3,700	Chico’s FAS, Inc. †	150,368
3,750	GameStop Corporation, Class A †,(e)	176,775
7,850	Hibbett Sporting Goods, Inc. †	258,971
25,020	Home Depot, Inc. (The)	1,058,346
4,725	Jos. A. Bank Clothiers, Inc. †,(e)	226,564
7,650	Lowe’s Companies, Inc.	492,966
750	Tiffany & Co. (e)	28,155
4,800	United Auto Group, Inc.	206,400

		3,278,556

Textiles, Apparel & Luxury Goods — 0.4%
4,550	Carter’s, Inc. †	307,079
3,180	NIKE, Inc., Class B	270,618

		577,697

Total Consumer Discretionary		10,679,813

Consumer Staples — 3.3%
Beverages — 0.7%
3,800	Constellation Brands, Inc., Class A †	95,190
1,800	Hansen Natural Corporation †,(e)	226,890
11,300	PepsiCo, Inc.	653,027

		975,107

Food & Staples Retailing — 1.1%
9,190	CVS Corporation	274,505
18,270	Kroger Co. (The) †	371,977
12,585	Wal-Mart Stores, Inc.	594,516
3,400	Walgreen Company	146,642
1,600	Whole Foods Market, Inc.	106,304

		1,493,944

Food Products — 0.7%
15,145	Cadbury Schweppes PLC, ADR (e)	605,800
5,840	General Mills, Inc.	295,971

		901,771

Household Products — 0.5%
6,350	Church & Dwight Co., Inc.	234,442
8,600	Procter & Gamble Company (The)	495,532

		729,974

Tobacco — 0.3%
5,200	Altria Group, Inc.	368,472

Total Consumer Staples		4,469,268

2

Energy — 7.9%
Energy Equipment & Services — 2.9%
2,700	Baker Hughes, Incorporated	184,680
9,450	Grant Prideco, Inc. †	404,838
2,500	Halliburton Company	182,550
4,800	Helix Energy Solutions Group, Inc. †,(e)	181,920
7,450	Helmerich & Payne, Inc.	520,159
3,800	National Oilwell Varco, Inc. †	243,656
5,530	Noble Corporation	448,483
6,150	Oil States International, Inc. †	226,628
14,238	Pason Systems, Inc.	381,354
6,200	Patterson-UTI Energy, Inc.	198,152
1,300	Tenaris S.A., ADR	234,871
3,100	Unit Corporation †	172,825
10,410	Weatherford International Ltd. †	476,257

		3,856,373

Oil, Gas & Consumable Fuels — 5.0%
11,110	Apache Corporation	727,816
3,300	Canadian Natural Resources Ltd.	183,272
8,830	Chevron Corporation	511,875
7,252	Cimarex Energy Company	313,722
12,900	ConocoPhillips	814,635
33,360	Exxon Mobil Corporation	2,030,290
3,700	Noble Energy, Inc.	162,504
1,900	Occidental Petroleum Corporation	176,035
3,350	Peabody Energy Corporation	168,873
5,150	Southwestern Energy Company †	165,779
3,340	Total SA, ADR (e)	439,978
7,000	Ultra Petroleum Corp. †	436,170
3,000	Valero Energy Corporation	179,340
9,683	XTO Energy Inc.	421,888

		6,732,177

Total Energy		10,588,550

Financials — 15.3%
Capital Markets — 2.2%
2,150	Affiliated Managers Group, Inc. †,(e)	229,212
12,880	Bank of New York Company, Inc. (The)	464,195
2,300	BlackRock, Inc.	322,000
8,000	E*TRADE Financial Corporation †	215,840
4,340	Goldman Sachs Group, Inc. (The)	681,206
12,670	Merrill Lynch & Co., Inc.	997,889

		2,910,342

Commercial Banks — 2.3%
17,940	Bank of America Corporation	816,988
675	HDFC Bank Limited, ADR	36,787
20,170	U.S. Bancorp	615,185

3

12,290	Wachovia Corporation	688,854
8,110	Wells Fargo & Company	517,986
4,870	Zions Bancorporation	402,895

		3,078,695

Consumer Finance — 0.6%
14,350	American Express Company	754,093

Diversified Financial Services — 3.1%
530	Asset Acceptance Capital Corp. †	10,319
15,460	CIT Group Inc.	827,419
40,603	Citigroup, Inc.	1,917,680
29,280	JPMorgan Chase & Co.	1,219,219
3,500	Portfolio Recovery Associates, Inc. †,(e)	163,905

		4,138,542

Insurance — 3.1%
10,200	ACE Limited	530,502
8,170	Allstate Corporation (The)	425,739
11,825	American International Group, Inc.	781,514
4,400	AmerUs Group Co. (e)	265,056
2,800	Delphi Financial Group, Inc.	144,564
12,290	Genworth Financial, Inc., Class A	410,855
7,660	Hartford Financial Services Group, Inc.	617,013
3,600	Hub International Limited	100,872
4,650	Manulife Financial Corporation	291,881
3,230	StanCorp Financial Group, Inc.	174,775
7,650	W. R. Berkley Corporation	444,159

		4,186,930

Real Estate — 2.5%
275	Alexandria Real Estate Equities, Inc., REIT	26,216
225	AMB Property Corporation, REIT	12,211
6,550	American Home Mortgage Investment Corp., REIT (e)	204,425
125	Apartment Investment and Management Company, Class A, REIT	5,863
1,175	Archstone-Smith Trust, REIT	57,305
350	Arden Realty, Inc., REIT (e)	15,795
1,625	Ashford Hospitality Trust, Inc., REIT (e)	20,150
250	AvalonBay Communities, Inc., REIT	27,275
250	BioMed Realty Trust, Inc., REIT	7,410
575	Boston Properties, Inc., REIT	53,619
500	Camden Property Trust, REIT	36,025
350	CBL & Associates Properties, Inc., REIT (e)	14,858
250	CentraCore Properties Trust, REIT (e)	6,263
1,175	Columbia Equity Trust, Inc., REIT	20,656
700	Corporate Office Properties Trust, REIT	32,018
600	Developers Diversified Realty Corporation, REIT	32,850
100	Duke Realty Corporation, REIT	3,795
500	Equity Office Properties Trust, REIT	16,790

4

775	Equity One, Inc., REIT	19,034
1,125	Equity Residential, REIT	52,639
100	Essex Property Trust, Inc., REIT	10,873
2,525	Feldman Mall Properties, Inc., REIT (e)	30,931
775	First Potomac Realty Trust, REIT	21,894
11,310	General Growth Properties, Inc., REIT	552,720
3,800	Global Signal Inc., REIT	186,960
425	Health Care REIT, Inc.	16,192
850	Hersha Hospitality Trust, Class A, REIT (e)	8,322
2,250	Host Marriott Corporation, REIT	48,150
3,150	JER Investors Trust Inc., REIT (e)	52,353
1,050	Kimco Realty Corporation, REIT	42,672
5,960	KKR Financial Corp., REIT	133,683
5,875	KKR Financial Corp., REIT (g),(h),(i)	131,776
15,000	KKR Financial Corp., REIT (f),(g),(i),(j)	336,450
4,675	LaSalle Hotel Properties, REIT	191,675
1,275	Medical Properties Trust, Inc., REIT	13,770
200	Mid-America Apartment Communities, Inc., REIT	10,950
4,175	Newcastle Investment Corp., REIT (e)	99,866
2,400	NorthStar Realty Finance Corp., REIT	26,280
200	Pan Pacific Retail Properties, Inc., REIT	14,180
8,580	ProLogis, REIT	459,030
200	PS Business Parks, Inc., REIT	11,184
600	Public Storage, Inc., REIT	48,738
625	RAIT Investment Trust, REIT (e)	17,650
825	Reckson Associates Realty Corp., REIT	37,801
225	Regency Centers Corporation, REIT	15,118
1,000	Republic Property Trust, REIT	11,770
789	Simon Property Group, Inc., REIT	66,386
475	SL Green Realty Corp., REIT	48,212
350	Sovran Self Storage, Inc., REIT	19,320
300	Sunstone Hotel Investors, Inc., REIT	8,691
600	U-Store-It Trust, REIT	12,090
850	Ventas, Inc., REIT	28,203
450	Vornado Realty Trust, REIT	43,200
287	Weingarten Realty Investors, REIT	11,695

		3,433,982

Thrifts & Mortgage Finance — 1.5%
8,190	Federal Home Loan Mortgage Corporation	499,590
22,310	PMI Group, Inc. (The) (e)	1,024,475
10,630	Washington Mutual, Inc.	453,051

		1,977,116

Total Financials		20,479,700

Health Care — 8.1%
Biotechnology — 1.6%
6,050	Amgen Inc. †	440,137
150	Amylin Pharmaceuticals, Inc. †,(e)	7,343

5

550	Biogen Idec Inc. †	25,905
525	Celgene Corporation †	23,215
6,000	Genentech, Inc. †	507,060
700	Genzyme Corporation †	47,054
14,375	Gilead Sciences, Inc. †	894,412
325	Human Genome Sciences, Inc. †,(e)	3,533
250	ImClone Systems Incorporated †	8,505
200	Invitrogen Corporation †	14,026
375	MedImmune, Inc. †	13,717
825	Millennium Pharmaceuticals, Inc. †	8,341
2,000	Nektar Therapeutics †,(e)	40,760
125	Neurocrine Biosciences, Inc. †	8,068
175	PDL BioPharma, Inc. †,(e)	5,740
1,125	QIAGEN N.V. †,(e)	16,774
707	Techne Corporation †	42,519
1,825	Vertex Pharmaceuticals Incorporated †,(e)	66,777

		2,173,886

Health Care Equipment & Supplies — 0.7%
1,425	Alcon, Inc.	148,570
1,000	Baxter International Inc.	38,810
300	Becton, Dickinson and Company	18,474
350	Biomet, Inc.	12,432
4,900	Dade Behring Holdings, Inc.	174,979
200	Fisher Scientific International, Inc. †	13,610
525	Guidant Corporation	40,982
3,150	Hologic, Inc. †	174,352
2,950	Kyphon Inc. †,(e)	109,740
2,175	Medtronic, Inc.	110,381
275	Millipore Corporation †	20,092
500	ResMed, Inc. †	21,990
300	Respironics, Inc. †	11,673
1,000	St. Jude Medical, Inc. †	41,000
875	Stryker Corporation	38,798
225	Thermo Electron Corporation †	8,345
425	Zimmer Holdings, Inc. †	28,730

		1,012,958

Health Care Providers & Services — 3.3%
12,175	Aetna, Inc.	598,279
350	AmerisourceBergen Corporation	16,895
700	Cardinal Health, Inc.	52,164
6,346	Caremark Rx, Inc. †	312,096
225	CIGNA Corporation	29,389
5,825	Community Health Systems, Inc. †	210,574
8,850	Coventry Health Care, Inc. †	477,723
225	Express Scripts, Inc. †	19,777
425	HCA Inc.	19,461
250	Health Management Associates, Inc., Class A	5,393

6

250	Health Net, Inc., Class A †	12,705
5,150	Humana, Inc. †	271,147
3,050	Laboratory Corporation of America Holdings †	178,364
3,800	LCA-Vision, Inc. (e)	190,418
100	LifePoint Hospitals, Inc. †	3,110
475	McKesson Corporation	24,762
375	Medco Health Solutions, Inc. †	21,457
1,000	Psychiatric Solutions, Inc. †,(e)	33,130
325	Quest Diagnostics Incorporated	16,673
275	Sierra Health Services, Inc. †	11,193
9,748	UnitedHealth Group, Inc.	544,523
8,775	VCA Antech, Inc. †	249,912
14,072	WellPoint, Inc. †	1,089,595

		4,388,740

Pharmaceuticals — 2.5%
2,575	Abbott Laboratories	109,360
250	Allergan, Inc.	27,125
2,925	Bristol-Myers Squibb Company	71,984
1,800	Eli Lilly and Company	99,540
15,190	Johnson & Johnson	899,552
2,100	Merck & Co. Inc.	73,983
8,700	Novartis AG, ADR	482,328
40,190	Pfizer, Inc.	1,001,535
2,400	Schering-Plough Corporation	45,576
250	Sepracor, Inc. †	12,203
10,670	Wyeth	517,708

		3,340,894

Total Health Care		10,916,478

Industrials — 7.4%
Aerospace & Defense — 1.4%
11,450	Ceradyne, Inc. †,(e)	571,355
3,800	L-3 Communications Holdings, Inc.	326,002
15,890	United Technologies Corporation	921,143

		1,818,500

Commercial Services & Supplies — 0.6%
17,070	ARAMARK Corporation, Class B	504,248
1,135	Mobile Mini, Inc. †	35,094
3,050	Stericycle, Inc. †	206,241

		745,583

Construction & Engineering — 0.3%
3,650	EMCOR Group, Inc. †	181,259
3,350	McDermott International, Inc. †	182,408

		363,667

Industrial Conglomerates — 1.1%
42,165	General Electric Company	1,466,499

7

Machinery — 2.6%
6,750	Caterpillar, Inc.	484,717
1,700	Cummins, Inc. (e)	178,670
14,880	Danaher Corporation	945,624
7,790	Eaton Corporation	568,436
3,050	Graco, Inc.	138,562
8,700	Joy Global, Inc.	519,999
4,600	Oshkosh Truck Corporation	286,304
3,050	Terex Corporation †	241,682
5,400	Westinghouse Air Brake Technologies Corporation	176,040

		3,540,034

Marine — 0.1%
2,700	American Commercial Lines Inc. †	127,440

Road & Rail — 0.7%
3,500	Canadian Pacific Railway Limited	174,895
9,750	Norfolk Southern Corporation	527,182
11,500	Old Dominion Freight Line, Inc. †	309,925

		1,012,002

Trading Companies & Distributors — 0.6%
4,900	Beacon Roofing Supply, Inc. †	199,136
7,300	Rush Enterprises, Inc., Class A †	128,334
6,950	WESCO International, Inc. †	472,670

		800,140

Total Industrials		9,873,865

Information Technology — 9.2%
Communications Equipment — 1.3%
24,750	Cisco Systems, Inc. †	536,332
3,900	Harris Corporation	184,431
35,975	Nokia Corporation, ADR	745,402
5,950	QUALCOMM Incorporated	301,130

		1,767,295

Computers & Peripherals — 1.5%
3,500	Apple Computer, Inc. †	219,520
6,800	Dell, Inc. †	202,368
21,050	EMC Corporation †	286,911
10,278	Hewlett-Packard Company	338,146
5,910	International Business Machines Corporation	487,398
3,500	Logitech International S.A., ADR †,(e)	139,160
13,500	Western Digital Corporation †	262,305

		1,935,808

Electronic Equipment & Instruments — 0.3%
6,460	Amphenol Corporation, Class A	337,083
6,250	Cogent, Inc. †,(e)	114,625

		451,708

8

Information Technology Services — 1.5%
15,250	Accenture Ltd., Class A	458,567
11,950	Cognizant Technology Solutions Corporation, Class A †	710,905
8,600	Satyam Computer Services Ltd., ADR (e)	376,336
7,150	SRA International, Inc., Class A †,(e)	269,770
7,350	Wright Express Corporation †	206,168

		2,021,746

Internet Software & Services — 1.2%
6,500	Akamai Technologies, Inc. †,(e)	213,785
5,000	aQuantive, Inc. †,(e)	117,700
750	Google Inc., Class A †	292,500
6,500	j2 Global Communications, Inc. †,(e)	305,500
16,400	NetEase.com, Inc., ADR †,(e)	402,456
5,550	TOM Online, Inc., ADR †,(e)	141,192
5,750	Yahoo! Inc. †	185,495

		1,658,628

Semiconductors & Semiconductor Equipment — 2.0%
3,300	Advanced Micro Devices, Inc. †	109,428
6,449	Diodes Incorporated †,(e)	267,634
7,200	FormFactor, Inc. †,(e)	283,104
25,960	Intel Corporation	502,326
7,050	Marvell Technology Group Ltd. †	381,405
6,000	MEMC Electronic Materials, Inc. †	221,520
6,400	Microsemi Corporation †	186,304
5,500	NVIDIA Corporation †	314,930
24,500	ON Semiconductor Corporation †,(e)	177,870
28,707	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	288,792

		2,733,313

Software — 1.4%
18,010	Check Point Software Technologies Ltd. †	360,560
6,140	Intuit, Inc. †	326,587
24,790	Microsoft Corporation	674,536
2,100	NAVTEQ Corporation †	106,365
25,400	Oracle Corporation †	347,726

		1,815,774

Total Information Technology		12,384,272

Materials — 2.7%
Chemicals — 1.0%
4,850	Airgas, Inc.	189,587
4,755	BASF AG, ADR	372,792
9,290	Praxair, Inc.	512,343
5,960	Scotts Miracle-Gro Company (The)	272,730

		1,347,452

9

Construction Materials — 0.9%
2,900	Eagle Materials Inc.	184,904
6,650	Florida Rock Industries, Inc.	373,863
10,350	Headwaters Incorporated †,(e)	411,826
1,800	Martin Marietta Materials, Inc.	192,654

		1,163,247

Metals & Mining — 0.8%
4,550	Carpenter Technology Corporation	430,066
6,150	Nucor Corporation	644,459

		1,074,525

Total Materials		3,585,224

Telecommunication Services — 1.6%
Diversified Telecommunication Services — 0.8%
15,580	AT&T Inc.	421,283
20,370	BellSouth Corporation	705,821

		1,127,104

Wireless Telecommunication Services — 0.8%
5,710	ALLTEL Corporation	369,723
5,300	America Movil SA de CV, Series L, ADR	181,578
9,400	Turkcell Iletisim Hizmetleri AS, ADR	156,698
8,650	Vimpel Communications, Inc., ADR †,(e)	372,036

		1,080,035

Total Telecommunication Services		2,207,139

Utilities — 1.8%
Electric Utilities — 0.9%
6,050	American Electric Power Company, Inc.	205,821
3,270	Edison International	134,659
5,270	Exelon Corporation	278,783
4,320	FirstEnergy Corp.	211,248
4,030	FPL Group, Inc.	161,764
4,860	Southern Company (The)	159,262

		1,151,537

Gas Utilities — 0.4%
9,470	Equitable Resources, Inc.	345,750
1,100	New Jersey Resources Corporation	49,775
2,400	Questar Corporation	168,120

		563,645

Independent Power Producers & Energy Traders — 0.2%
8,540	Duke Energy Corporation	248,941

Multi-Utilities — 0.3%
3,100	Dominion Resources, Inc.	213,993
3,370	Wisconsin Energy Corporation	134,766

		348,759

10

Water Utilities — 0.0% #
2,016	Aqua America, Inc. (e)	56,085

Total Utilities		2,368,967

TOTAL COMMON STOCKS
(Cost $67,077,043)		87,553,276

INVESTMENT COMPANY SECURITIES — 0.3%
Financials — 0.1%
Capital Markets — 0.1%
4,550	American Capital Strategies, Ltd. (e)	159,978

Multi-Sector — 0.2%
Multi-Industry — 0.2%
1,150	iShares S&P SmallCap 600 Index Fund	75,015
1,050	Midcap SPDR Trust, Series 1 (e)	152,092

		227,107

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $389,680)		387,085

WARRANT — 0.0% #
(Cost $788)
Communication Equipment — 0.0% #
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75) †	335

Principal Amount

ASSET-BACKED SECURITIES — 2.6%
Auto Loan — 0.8%
$425,000	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	419,645
661,500	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	649,395

		1,069,040

Credit Card — 0.6%
850,000	Capital One Master Trust, Series 2001-3A, Class A, 5.450% due 03/16/2009	850,481

Equipment — 0.7%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	872,995

11

Utilities — 0.5%
279,982	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	280,787
324,994	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	327,090

		607,877

TOTAL ASSET-BACKED SECURITIES
(Cost $3,456,598)		3,400,393

CORPORATE BONDS AND NOTES — 13.7%
Financials — 6.6%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020 (e)	687,593
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010 (e)	134,487
500,000	Block Financial Corporation, 8.500% due 04/15/2007	513,333
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	533,498
435,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	459,190
700,000	HSBC Finance Corporation, 5.500% due 01/19/2016	683,894
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	423,382
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	377,204
500,000	Keycorp, MTN, 4.814% due 07/23/2007 (k)	501,143
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	542,520
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006 (e)	350,311
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	431,697
	SLM Corporation, MTN:
250,000	4.763% due 07/27/2009 (k)	249,868
500,000	5.125% due 08/27/2012 (e)	486,138
300,000	Sovereign Bank, 4.375% due 08/01/2013 (l)	292,203
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (f),(g),(j)	585,001
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	364,790
150,000	Wachovia Bank, N.A., 7.800% due 08/18/2010	163,449

12

225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	211,366
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	775,785

		8,766,852

Industrials — 6.6%
300,000	American Standard, Inc., 7.375% due 02/01/2008	308,686
570,000	Bellsouth Corporation, 5.000% due 10/15/2006	569,123
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	622,133
440,000	Centex Corp., 5.800% due 09/15/2009	440,182
210,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	236,176
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	427,787
450,000	DaimlerChrysler Holding Corporation, 5.100% due 03/07/2007 (k)	450,161
70,000	Deluxe Corporation, 5.000% due 12/15/2012 (e)	59,570
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	524,115
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	534,489
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016	167,978
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	375,152
815,000	Merck & Co., Inc., 4.750% due 03/01/2015 (e)	764,403
175,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	187,777
425,000	Telecom Italia Capital SA, YNK, 5.250% due 11/15/2013	402,690
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (e)	653,374
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	452,262
510,000	Union Texas Petroleum Holdings, Inc. MAPS, 7.000% due 04/15/2008 (m)	527,629
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	701,426
485,000	Wal-Mart Stores, Inc., 4.500% due 07/01/2015 (e)	450,278

		8,855,391

13

Utilities — 0.5%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	368,013
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	336,509

		704,522

TOTAL CORPORATE BONDS AND NOTES
(Cost $18,801,188)		18,326,765

MORTGAGE-BACKED SECURITIES — 5.4%
Collateralized Mortgage Obligations (CMO) — Agency — 2.4%
	FHLMC:
147,479	Series 1737, Class H, 6.000% due 01/15/2023	147,344
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	441,206
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	742,930
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	865,314
	FNMA:
26,068	Series 1994-23, Class PE, 6.000% due 08/25/2022	25,981
	GNMA:
913,308	Series 2002-9, Class B, 5.881% due 03/16/2024	919,360

		3,142,135

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.7%
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (k)	968,085

Commercial Mortgage-Backed Securities — 1.2%
119,298	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, 6.930% due 11/10/2033	121,414
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,059,666
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	424,379

		1,605,459

14

Mortgage Pass-Through Securities — 1.1%
3,272	FHLMC:
	Pool #E62394, 7.500% due 09/01/2010	3,287
	FNMA:
303,997	Pool #386314, 3.790% due 07/01/2013	277,548
346,620	Pool #780620, 5.500% due 05/01/2034	339,019
148,909	Pool #323406, 5.978% due 11/01/2008	150,009
635,438	Pool #380709, 6.080% due 10/01/2008	640,668
14,192	Pool #303105, 11.000% due 11/01/2020	15,585
53,031	Pool #100081, 11.500% due 08/20/2016	58,187
	GNMA:
10,405	Pool #780584, 7.000% due 06/15/2027	10,857

		1,495,160

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,378,376)		7,210,839

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Government Agency Debentures — 0.4%
400,000	Financing Corporation, 10.700% due 10/06/2017	581,876

Government Sponsored Enterprises (GSE) — 6.2%
	FHLB:
600,000	2.650% due 04/28/2006	599,005
490,000	5.750% due 05/15/2012	505,227
	FHLMC:
435,000	4.000% due 08/17/2007	428,617
290,000	4.875% due 11/15/2013	284,072
1,000,000	5.500% due 11/22/2010	992,586
1,100,000	5.625% due 03/15/2011	1,122,102
750,000	6.250% due 03/05/2012	755,846
100,000	6.625% due 09/15/2009	104,644
	FNMA:
250,000	2.125% due 04/15/2006	249,758
1,000,000	4.125% due 04/15/2014	932,017
1,000,000	4.250% due 07/15/2007	989,228
455,000	4.300% due 02/17/2010	441,674
20,000	4.375% due 03/15/2013	19,059

15

665,000	5.500% due 03/15/2011	674,495
205,000	6.125% due 03/15/2012	214,707

		8,313,037

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,090,941)		8,894,913

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bill — 0.8%
1,000,000	4.146% due 06/22/2006 (e),(n)	990,502

U.S. Treasury Bonds — 0.9%
375,000	6.250% due 05/15/2030 (e)	438,252
670,000	7.500% due 11/15/2016 (e)	809,600

		1,247,852

U.S. Treasury Notes — 3.3%
140,000	2.625% due 03/15/2009 (e)	131,633
125,000	3.000% due 02/15/2009 (e)	118,945
350,000	3.125% due 10/15/2008 (e)	335,918
425,000	3.250% due 08/15/2008 (e)	410,125
200,000	3.625% due 06/30/2007	196,984
1,462,512	3.625% due 01/15/2008 TIPS (e)	1,502,446
25,000	3.875% due 02/15/2013 (e)	23,572
45,000	4.000% due 11/15/2012 (e)	42,831
320,000	4.000% due 04/15/2010 (e)	310,313
550,000	4.250% due 08/15/2013 (e)	528,988
450,000	4.250% due 08/15/2015	428,678
40,000	4.375% due 08/15/2012 (e)	38,961
375,000	4.875% due 02/15/2012 (e)	375,586

		4,444,980

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,814,393)		6,683,334

REPURCHASE AGREEMENT(c) — 1.0%
(Cost $1,363,000)
1,363,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $1,363,511 on 04/03/2006, collateralized by $1,455,000 FHLMC, 2.000% maturing 03/05/2019 (value $1,393,163)	1,363,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 14.6%
(Cost $19,578,674)
19,578,674	State Street Navigator Securities Trust — Prime Portfolio(o)	19,578,674

16

TOTAL INVESTMENTS
(Cost $133,950,681)(p)	114.5%	$153,398,614

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Balanced Fund (the “Fund”) at March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

17

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $131,776, 0.1% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corp., REIT	09/08/2005	$121,025

(i)	At March 31, 2006, KKR Financial Corp., REIT was valued at $22.43 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

(j)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(k)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2006.

(l)	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter the interest rate will be variable.

(m)	Interest rate shown reflects the rate currently in effect through April 15, 2008. Thereafter the interest rate will be variable.

(n)	Rate represents annualized yield at date of purchase.

(o)	At March 31, 2006, the market value of the securities on loan is $19,274,277.

(p)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,187,974, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,740,041 and net appreciation for financial reporting purposes was $19,447,933. At March 31, 2006, aggregate cost for financial reporting purposes was $133,950,681.

(q)	By approval of the Fund’s Board of Trustees on May 16, 2006, the name of the Fund was changed to the Munder Asset Allocation Fund — Balanced effective May 18, 2006.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
TIPS  — Treasury Inflation Protected Security
YNK  — Yankee Security

18

Munder Bond Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 7.0%
Auto Loan — 0.8%
$113,937	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1, 2.310% due 03/15/2009	$113,048
529,200	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	519,516

		632,564

Credit Card — 2.5%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.299% due 03/15/2011 (e),(f)	1,042,992
700,000	MBNA Credit Card Master Note Trust, Series 2002-A1, Class A1, 4.950% due 06/15/2009	699,370
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	131,947

		1,874,309

Equipment Lease — 0.3%
248,665	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	245,115

Home Equity Loans — 1.9%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	372,305
505,247	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	503,327
587,211	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.108% due 03/25/2033 (f)	587,779

		1,463,411

Time Share Receivables — 0.7%
574,155	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (g),(h),(i)	564,364

Other — 0.8%
590,338	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490% due 09/01/2010 (f),(g),(h),(j)	590,397

TOTAL ASSET-BACKED SECURITIES
(Cost $5,359,163)		5,370,160

1

CORPORATE BONDS AND NOTES — 28.4%
Financials — 10.3%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	982,276
750,000	General Motors Acceptance Corp., 6.125% due 02/01/2007	738,422
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	474,125
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	502,938
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,122,272
830,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	865,141
1,036,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	993,862
500,000	SLM Corporation, MTN, 5.125% due 08/27/2012	486,139
950,000	Sovereign Bank, 5.125% due 03/15/2013	914,680
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	770,311

		7,850,166

Industrials — 16.2%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,028,954
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	618,664
750,000	Centex Corp., 5.800% due 09/15/2009	750,310
195,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	219,307
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	427,787
180,000	Deluxe Corporation, 5.000% due 12/15/2012 (e)	153,179
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	886,230
550,000	First Data Corp., 4.500% due 06/15/2010	528,612
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	424,665
800,000	Fortune Brands, Inc., 5.375% due 01/15/2016	767,900
1,000,000	Home Depot, Inc., 5.400% due 03/01/2016	987,958
1,250,000	Hutchison Whampoa International Ltd., 144A, YNK 7.450% due 11/24/2033 (g),(h),(i)	1,363,446

2

1,000,000	Medco Health Solutions, Inc., 7.250% due 08/15/2013	1,076,712
660,000	Merck & Co., Inc., 4.750% due 03/01/2015	619,026
450,000	Nextel Communications, 5.950% due 03/15/2014	445,511
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	484,680
700,000	Telecom Italia Capital SA, YNK, 5.250% due 11/15/2013	663,254
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	501,019
380,000	Verizon New England, Inc., 6.500% due 09/15/2011 (e)	385,776

		12,332,990

Utilities — 1.9%
700,000	AEP Texas Central Company, Series E, 6.650% due 02/15/2033	726,645
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	712,761

		1,439,406

TOTAL CORPORATE BONDS AND NOTES
(Cost $22,238,917)		21,622,562

MORTGAGE-BACKED SECURITIES — 47.5%
Collateralized Mortgage Obligations (CMO) — Agency — 28.8%
	FHLMC:
878,697	Series 1531, Class M, 6.000% due 06/15/2008	880,664
1,071,246	Series 1603, Class J, 6.500% due 07/15/2023	1,082,637
390,571	Series 1610, Class PM, 6.250% due 04/15/2022	390,561
741,847	Series 1866, Class E, 7.000% due 01/15/2026	743,794
89,617	Series 2132, Class PD, 6.000% due 11/15/2027	89,972
55,876	Series 2351, Class DF, 6.500% due 01/15/2010	55,835
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,294,272
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	928,662
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,380,322
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	588,693

3

1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,277,450
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028	1,466,877
	FNMA:
405,264	Series 1990-5, Class J, 8.200% due 01/25/2020	426,396
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,577,538
192,464	Series 1993-226, Class PN, 9.000% due 05/25/2022	191,772
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,670,283
1,918,741	Series 1996-28, Class PJ, 6.500% due 12/25/2024	1,923,725
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	986,713

		21,956,166

Commercial Mortgage-Backed Securities — 0.7%
500,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	521,420

Mortgage Pass-Through Securities — 18.0%
	FHLMC:
798,423	Pool #1B2506, Gold, 5.160% due 01/01/2036 (f)	792,619
138,254	Pool #A01048, Gold, 8.500% due 02/01/2020	147,606
1,084,966	Pool #C01501, Gold, 5.500% due 03/01/2033	1,061,419
228,262	Pool #C30261, 7.500% due 08/01/2029	238,784
191,675	Pool #E00160, Gold, 7.000% due 11/01/2007	193,823
29,340	Pool #E62394, 7.500% due 09/01/2010	29,475
104,282	Pool #G00479, Gold, 9.000% due 04/01/2025	113,883
	FNMA:
10,744	Pool #040305, 11.500% due 02/01/2014	11,606
16,598	Pool #081585, 11.500% due 07/01/2012	17,749
466,973	Pool #100081, 11.500% due 08/20/2016	512,380
1,658	Pool #210448, 11.500% due 11/01/2015	1,791
204,720	Pool #303105, 11.000% due 11/01/2020	224,824

4

1,870,753	Pool #386314, 3.790% due 07/01/2013	1,707,988
840,398	Pool #725495, 4.845% due 02/01/2034 (f)	827,745
2,886,938	Pool #735060, 6.000% due 11/01/2034	2,888,154
735,466	Pool #767413, 5.500% due 01/01/2034	718,960
2,681,050	Pool #776836, 6.500% due 08/01/2034	2,735,568
653,774	Pool #788520, 5.500% due 07/01/2034	639,100
560,774	Pool #788908, 6.000% due 08/01/2034	561,010
	GNMA:
176,383	Pool #627907, 5.000% due 02/15/2034	171,039
95,539	Pool #780584, 7.000% due 06/15/2027	99,683

		13,695,206

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $36,304,203)		36,172,792

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Government Sponsored Enterprises (GSE) — 3.2%
	FHLB:
1,000,000	3.420% due 06/15/2006	996,790
1,000,000	5.050% due 10/25/2010	982,134
500,000	FHLMC, 6.250% due 03/05/2012	503,897

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,500,186)		2,482,821

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds — 9.7%
675,000	6.250% due 05/15/2030 (e)	788,853
1,140,000	6.500% due 11/15/2026 (e)	1,346,892
2,000,000	8.000% due 11/15/2021 (e)	2,627,188
2,000,000	8.125% due 08/15/2019 (e)	2,595,312

		7,358,245

U.S. Treasury Notes — 0.2%
100,000	4.000% due 11/15/2012 (e)	95,180
80,000	4.375% due 08/15/2012 (e)	77,922

		173,102

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,142,210)		7,531,347

5

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Government — 1.9%
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	963,727
443,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013	454,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,434,071)		1,417,802

REPURCHASE AGREEMENT(c) — 2.2%
(Cost $1,682,000)
1,682,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $1,682,631 on 04/03/2006, collateralized by $1,750,000 FHLMC 4.125% maturing 11/18/2006 (value $1,717,188)	1,682,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 12.4%
(Cost $9,459,618)
9,459,618	State Street Navigator Securities Trust – Prime Portfolio (k)	9,459,618

TOTAL INVESTMENTS
(Cost $86,120,368)(l)	112.5%	$85,739,102

(a)	All percentages are based on net assets of the Munder Bond Fund (the “Fund”) at March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

6

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2006.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, this security represents $590,397, 0.8% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.49% due 09/01/2010	10/24/2005	$590,929

(k)	At March 31, 2006, the market value of the securities on loan is $9,249,280.

(l)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,193,913, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,575,179 and net depreciation for financial reporting purposes was $381,266. At March 31, 2006, aggregate cost for financial reporting purposes was $86,120,368.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

7

Munder Cash Investment Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 9.2%
Domestic Securities — 6.1%
$10,000,000	BB&T Corporation, 4.840% due 06/16/2006	$10,000,000
10,000,000	Washington Mutual, Inc., 4.460% due 04/04/2006	10,000,000
10,000,000	HSBC Bank USA, 4.675% due 05/10/2006	9,999,927
10,000,000	Wells Fargo Bank NA, 4.733% due 03/22/2007	10,000,000

		39,999,927

Yankee Securities — 3.1%
10,000,000	Rabobank Nederland, 5.010% due 02/14/2007	10,000,000
10,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	10,000,000

		20,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $59,999,927)		59,999,927

COMMERCIAL PAPER — 62.0%
Domestic Securities — 50.2%
10,000,000	Barton Capital LLC, 4.700% due 05/03/2006 (d)	9,958,222
10,000,000	Bryant Park Funding LLC, 4.850% due 06/23/2006 (d)	9,888,181
10,000,000	CAFCO LLC, 4.730% due 04/20/2006 (d)	9,975,036
10,000,000	CHARTA LLC, 4.830% due 06/09/2006 (d)	9,907,425
10,000,000	CIESCO, L.P., 4.450% due 04/07/2006 (d)	9,992,583
10,000,000	CIT Group Inc., 4.860% due 09/25/2006 (d)	9,761,050
10,000,000	CRC Funding LLC, 4.550% due 04/06/2006 (d)	9,993,681
10,000,000	Crown Point Capital Company, 4.750% due 05/18/2006 (d)	9,937,986
10,000,000	DaimlerChrysler NA Holding Corporation, 4.660% due 04/18/2006 (d)	9,977,994
10,000,000	Edison Asset Securitization LLC, 4.630% due 05/16/2006 (d)	9,942,125

1

10,000,000	Falcon Asset Securitization Corporation, 4.700% due 05/03/2006 (d)	9,958,222
10,000,000	Galaxy Funding, Inc., 4.630% due 05/16/2006 (d)	9,942,125
10,000,000	ING U.S. Funding LLC, 4.425% due 04/10/2006 (d)	9,988,938
10,000,000	Jupiter Securitization Corporation, 4.720% due 05/05/2006 (d)	9,955,422
	Lexington Parker Capital Corporation:
20,000,000	4.880% due 04/05/2006 (d)	19,989,156
10,000,000	4.500% due 04/19/2006 (d)	9,977,500
10,000,000	Liberty Street Funding Corporation, 4.630% due 04/06/2006 (d)	9,993,570
10,000,000	Mane Funding Corporation, 4.490% due 04/20/2006 (d)	9,976,303
10,000,000	Mont Blanc Capital Corporation, 4.570% due 04/06/2006 (d)	9,993,653
20,000,000	New Center Asset Trust, 4.830% due 04/03/2006 (d)	19,994,633
10,000,000	Old Line Funding Corporation, 4.630% due 04/20/2006 (d)	9,975,564
10,000,000	Park Avenue Receivables Corporation, 4.660% due 04/17/2006 (d)	9,979,289
10,000,000	Preferred Receivables Funding Corporation, 4.500% due 04/20/2006 (d)	9,976,250
10,000,000	Ranger Funding Company LLC, 4.600% due 04/07/2006 (d)	9,992,333
10,000,000	Scaldis Capital LLC, 4.710% due 05/30/2006 (d)	9,922,808
10,000,000	Sheffield Receivables Corp., 4.710% due 04/20/2006 (d)	9,975,142
10,000,000	Sigma Finance, Inc., 4.600% due 05/12/2006 (d)	9,947,611
10,000,000	Thames Asset Global Securities, 4.620% due 05/08/2006 (d)	9,952,517
10,000,000	Thunder Bay Funding, Inc., 4.800% due 06/14/2006 (d)	9,901,333
10,000,000	Variable Funding Capital Corporation, 4.480% due 04/18/2006 (d)	9,978,844
10,000,000	Yorktown Capital LLC, 4.680% due 04/18/2006 (d)	9,977,900

		328,683,396

Yankee Securities — 11.8%
15,000,000	Bank of Ireland, 4.660% due 04/13/2006 (d)	15,000,000
10,000,000	Fortis Funding LLC, 4.590% due 04/03/2006 (d)	9,997,450

2

10,000,000	HBOS Treasury Services PLC, 4.645% due 05/18/2006 (d)	9,939,357
12,000,000	Macquarie Bank Limited, 4.700% due 07/12/2006 (d)	12,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 4.595% due 05/09/2006 (d)	9,951,497
10,000,000	Societe Generale North America, 4.440% due 04/11/2006 (d)	9,987,667
10,000,000	UBS Finance, Inc., 4.830% due 04/03/2006 (d)	9,997,316

		76,873,287

TOTAL COMMERCIAL PAPER
(Cost $405,556,683)		405,556,683

CORPORATE BONDS AND NOTES — 7.6%
10,000,000	American Honda Finance Corporation, MTN, 144A, 4.740% due 02/21/2007 (e),(f),(g),(h)	10,000,000
10,000,000	CC USA, Inc., MTN, 144A, 4.766% due 07/28/2006 (e),(f),(g),(h)	9,999,838
10,000,000	K2 USA LLC, MTN, 144A, 4.648% due 06/12/2006 (e),(f),(g),(h)	10,000,000
10,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.758% due 04/26/2006 (e)	10,000,000
10,000,000	World Savings Bank FSB, 4.530% due 04/17/2006 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $49,999,838)		49,999,838

FUNDING AGREEMENT — 3.8%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Co., 4.610% due 09/27/2006 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 17.6%
85,000,000	Agreement with Merrill Lynch & Company, Inc., 4.800% dated 03/31/2006, to be repurchased at $85,034,000 on 04/03/2006, collateralized by $96,310,000 FNMA, 5.500% maturing 02/01/2035 (value $87,554,491)	85,000,000
29,831,000	Agreement with State Street Bank & Trust Company, 4.500% dated 03/31/2006, to be repurchased at $29,842,187, on 04/03/2006, collateralized by $31,050,000 U.S. Treasury Bill, 4.630% maturing 08/31/2006 (value $30,429,000)	29,831,000

3

TOTAL REPURCHASE AGREEMENTS
(Cost $114,831,000)		114,831,000

TOTAL INVESTMENTS
(Cost $655,387,448)(k)	100.2%	$655,387,448

(a)	All percentages are based on net assets of the Munder Cash Investment Fund (the “Fund”) as of March 31, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2006, this security represents $25,000,000, 3.8% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Co., 4.610% due 09/27/2006	09/27/2004	$25,000,000

(k)	At March 31, 2006, aggregate cost for financial reporting purposes was $655,387,448.

ABBREVIATIONS:

FNMA — Federal National Mortgage Association
MTN  — Medium Term Note

4

Munder Energy Fund

(formerly Munder Power Plus Fund®) Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b),(c)

Shares		Value(d)

COMMON STOCKS — 100.0%
Energy — 81.2%
Integrated Oil & Gas — 31.6%
15,800	Amerada Hess Corporation	$2,249,920
34,300	BP PLC, ADR	2,364,642
39,825	Chevron Corporation	2,308,655
51,200	ConocoPhillips	3,233,280
50,400	ENI SPA, ADR	2,871,792
47,600	Exxon Mobil Corporation	2,896,936
59,000	Marathon Oil Corporation	4,494,030
51,400	Murphy Oil Corporation	2,560,748
47,400	Occidental Petroleum Corporation	4,391,610
96,500	Repsol YPF, SA, ADR	2,750,250
33,600	Royal Dutch Shell PLC, Class A, ADR	2,091,936
134,300	Statoil ASA, ADR	3,824,864
22,800	Total SA, ADR	3,003,444

		39,042,107

Oil & Gas Drilling — 12.1%
38,200	Diamond Offshore Drilling, Inc.	3,418,900
57,100	GlobalSantaFe Corporation	3,468,825
9,500	Helmerich & Payne, Inc.	663,290
44,850	Noble Corporation	3,637,335
46,100	Transocean, Inc. †	3,701,830

		14,890,180

Oil & Gas Equipment & Services — 12.4%
41,050	Baker Hughes, Incorporated	2,807,820
44,500	Halliburton Company	3,249,390
34,600	Oil States International, Inc. †	1,275,010
28,100	Schlumberger Limited	3,556,617
63,200	Smith International, Inc.	2,462,272
41,700	Weatherford International Ltd. †	1,907,775

		15,258,884

Oil & Gas Exploration & Production — 18.9%
25,500	Anadarko Petroleum Corporation	2,575,755
33,536	Apache Corporation	2,196,943
27,300	Burlington Resources Inc.	2,509,143
51,700	EOG Resources, Inc.	3,722,400
28,600	Kerr-McGee Corporation	2,730,728
32,500	KFx Inc. †	591,500

1

51,300	Noble Energy, Inc.	2,253,096
15,500	Southwestern Energy Company †	498,945
21,100	Swift Energy Company †	790,406
17,500	Ultra Petroleum Corp. †	1,090,425
14,200	Whiting Petroleum Corporation †	582,058
87,400	XTO Energy Inc.	3,808,018

		23,349,417

Oil & Gas Refining & Marketing — 6.2%
37,200	Sunoco, Inc.	2,885,604
79,400	Valero Energy Corporation	4,746,532

		7,632,136

Total Energy		100,172,724

Health Care — 0.5%
Health Care Equipment — 0.5%
23,173	Intermagnetics General Corporation †	580,484

Industrials — 12.3%
Construction & Engineering — 2.3%
174,700	Quanta Services, Inc. †	2,798,694

Electrical Components & Equipment — 7.1%
71,800	American Power Conversion Corporation	1,659,298
46,900	American Superconductor Corporation †	532,315
60,100	C&D Technologies, Inc.	555,324
30,700	Energy Conversion Devices, Inc. †	1,509,826
26,400	Evergreen Solar, Inc. †	406,560
141,300	FuelCell Energy, Inc. †	1,620,711
28,800	General Cable Corporation †	873,504
136,900	Power-One, Inc. †	985,680
31,400	Vicor Corporation	619,522

		8,762,740

Heavy Electrical Equipment — 2.9%
146,100	Active Power, Inc. †	729,039
77,200	Distributed Energy Systems Corp. †	548,120
177,900	Plug Power, Inc. †	889,500
57,500	Vestas Wind Systems AS †	1,433,345

		3,600,004

Total Industrials		15,161,438

Information Technology — 5.9%
Electronic Equipment Manufacturers — 1.6%
34,000	Itron, Inc. †	2,034,900

Electronic Manufacturing Services — 0.7%
43,400	Maxwell Technologies, Inc. †	846,734

2

Semiconductors — 3.6%
182,100	Infineon Technologies AG, ADR †	1,871,988
50,500	International Rectifier Corporation †	2,092,215
56,200	IXYS Corporation †	518,164

		4,482,367

Total Information Technology		7,364,001

Materials — 0.1%
Commodity Chemicals — 0.1%
5,766	Tronox Incorporated, Class B †	97,964

TOTAL COMMON STOCKS
(Cost $69,297,702)		123,376,611

WARRANTS — 0.0% #
Industrials — 0.0% #
Electrical Components & Equipment — 0.0% #
300,000	Electric City Corp., expires 12/10/07, (exercise price: $0.90) †,(e)	22,145
75,000	Electric City Corp., expires 4/17/08, (exercise price: $0.90) †,(e)	6,742

TOTAL WARRANTS
(Cost $126,156)		28,887

TOTAL INVESTMENTS
(Cost $69,423,858)(f)	100.0%	$123,405,498

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Energy Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	On April 16, 2006, the Fund changed its name from the Munder Power Plus Fund® to the Munder Energy Fund.

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without

3

limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(e)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $28,887, less than 0.1% of net assets.

(f)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $54,839,771, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $858,131 and net appreciation for financial reporting purposes was $53,981,640. At March 31, 2006, aggregate cost for financial reporting purposes was $69,423,858.

ABBREVIATION:

ADR — American Depositary Receipt

At March 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.7%	$103,164,350
Norway	3.1	3,824,864
France	2.4	3,003,444
Italy	2.3	2,871,792
Spain	2.2	2,750,250
United Kingdom	1.9	2,364,642
Netherlands	1.7	2,091,936
Germany	1.5	1,871,988
Denmark	1.2	1,433,345

TOTAL COMMON STOCKS	100.0	123,376,611
WARRANTS	0.0 #	28,887

TOTAL INVESTMENTS	100.0%	$123,405,498

#	Amount represents less than 0.1% of net assets

4

Munder Index 500 Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 95.5%
Consumer Discretionary — 9.6%
Auto Components — 0.2%
4,457	Cooper Tire & Rubber Company	$63,913
12,608	Goodyear Tire & Rubber Company †	182,564
13,832	Johnson Controls, Inc.	1,050,264

		1,296,741

Automobiles — 0.3%
132,800	Ford Motor Company	1,057,088
40,286	General Motors Corporation	856,883
19,415	Harley-Davidson, Inc.	1,007,250

		2,921,221

Distributors — 0.1%
12,318	Genuine Parts Company	539,898

Diversified Consumer Services — 0.1%
10,017	Apollo Group, Inc., Apollo Educational Group, Class A †	525,993
23,340	H&R Block, Inc.	505,311

		1,031,304

Hotels, Restaurants & Leisure — 1.5%
30,930	Carnival Corporation	1,465,154
9,369	Darden Restaurants, Inc.	384,410
13,114	Harrah’s Entertainment, Inc.	1,022,368
23,477	Hilton Hotels Corporation	597,724
24,020	International Game Technology	845,984
11,557	Marriott International, Inc., Class A	792,810
89,523	McDonald’s Corporation	3,076,010
54,381	Starbucks Corporation †	2,046,901
15,376	Starwood Hotels & Resorts Worldwide, Inc.	1,041,417
8,144	Wendy’s International, Inc.	505,417
19,650	YUM! Brands, Inc.	960,099

		12,738,294

Household Durables — 0.7%
5,512	Black & Decker Corporation	478,938
8,746	Centex Corporation	542,164
19,363	D.R. Horton, Inc.	643,239
10,425	Fortune Brands, Inc.	840,568
4,676	Harman International Industries, Incorporated	519,644
5,475	KB HOME	355,765
12,993	Leggett & Platt, Incorporated	316,639
9,765	Lennar Corporation, Class A	589,611

1

5,826	Maytag Corporation	124,269
19,555	Newell Rubbermaid, Inc.	492,590
15,242	Pulte Homes, Inc.	585,598
4,211	Snap-On, Inc.	160,523
5,160	Stanley Works (The)	261,406
4,904	Whirlpool Corporation	448,569

		6,359,523

Leisure Equipment & Products — 0.2%
6,769	Brunswick Corporation	263,043
20,461	Eastman Kodak Company	581,911
12,679	Hasbro, Inc.	267,527
27,693	Mattel, Inc.	502,074

		1,614,555

Media — 3.0%
55,047	CBS Corporation, Class B	1,320,027
36,819	Clear Channel Communications, Inc.	1,068,119
152,355	Comcast Corporation, Class A †	3,985,607
4,288	Dow Jones & Company, Inc.	168,519
6,060	E.W. Scripps Company (The)	270,943
16,960	Gannett Co., Inc.	1,016,243
30,670	Interpublic Group of Companies, Inc. †	293,205
4,773	Knight-Ridder, Inc.	301,701
26,157	McGraw-Hill Companies, Inc.	1,507,166
3,046	Meredith Corporation	169,936
10,343	New York Times Company (The), Class A	261,781
171,009	News Corporation	2,840,460
12,737	Omnicom Group, Inc.	1,060,355
320,956	Time Warner, Inc.	5,388,851
18,651	Tribune Company	511,597
15,928	Univision Communications, Inc., Class A †	549,038
55,052	Viacom Inc., Class B †	2,136,018
137,196	Walt Disney Company (The)	3,826,397

		26,675,963

Multiline Retail — 1.1%
8,117	Big Lots, Inc. †	113,313
4,477	Dillard’s, Inc., Class A	116,581
22,556	Dollar General Corporation	398,565
11,061	Family Dollar Stores, Inc.	294,223
19,392	Federated Department Stores, Inc.	1,415,616
16,544	J.C. Penney Company, Inc.	999,423
24,560	Kohl’s Corporation †	1,301,926
15,573	Nordstrom, Inc.	610,150
7,110	Sears Holdings Corporation †	940,226
62,632	Target Corporation	3,257,490

		9,447,513

2

Specialty Retail — 2.1%
12,904	AutoNation, Inc. †	278,081
4,013	AutoZone, Inc. †	400,056
19,979	Bed Bath & Beyond, Inc. †	767,194
28,968	Best Buy Co., Inc.	1,620,180
10,846	Circuit City Stores, Inc.	265,510
40,888	Gap, Inc. (The)	763,788
151,333	Home Depot, Inc. (The)	6,401,386
24,807	Limited Brands, Inc.	606,779
55,703	Lowe’s Companies, Inc.	3,589,501
21,064	Office Depot, Inc. †	784,423
5,146	OfficeMax Incorporated	155,255
9,590	RadioShack Corporation	184,416
7,900	Sherwin-Williams Company (The)	390,576
51,911	Staples, Inc.	1,324,769
10,133	Tiffany & Co.	380,393
32,819	TJX Companies, Inc.	814,567

		18,726,874

Textiles, Apparel & Luxury Goods — 0.3%
27,310	Coach, Inc. †	944,380
8,135	Jones Apparel Group, Inc.	287,735
7,489	Liz Claiborne, Inc.	306,899
13,483	NIKE, Inc., Class B	1,147,403
6,278	V.F. Corporation	357,218

		3,043,635

Total Consumer Discretionary		84,395,521

Consumer Staples — 8.8%
Beverages — 1.9%
55,307	Anheuser-Busch Companies, Inc.	2,365,480
5,924	Brown-Forman Corporation, Class B	455,970
146,758	Coca-Cola Company (The)	6,144,758
21,615	Coca-Cola Enterprises, Inc.	439,649
14,044	Constellation Brands, Inc., Class A †	351,802
4,104	Molson Coors Brewing Company	281,617
9,633	Pepsi Bottling Group, Inc. (The)	292,747
118,027	PepsiCo, Inc.	6,820,780

		17,152,803

Food & Staples Retailing — 2.3%
26,273	Albertson’s, Inc.	674,428
33,707	Costco Wholesale Corporation	1,825,571
58,232	CVS Corporation	1,739,390
51,683	Kroger Co. (The) †	1,052,266
32,036	Safeway, Inc.	804,744
9,701	SUPERVALU, Inc.	298,985
44,119	SYSCO Corporation	1,414,014
177,963	Wal-Mart Stores, Inc. (e)	8,406,972

3

72,101	Walgreen Company	3,109,716
9,897	Whole Foods Market, Inc.	657,557

		19,983,643

Food Products — 1.0%
46,577	Archer-Daniels-Midland Company	1,567,316
13,128	Campbell Soup Company	425,347
36,992	ConAgra Foods, Inc.	793,848
9,900	Dean Foods Company †	384,417
25,374	General Mills, Inc.	1,285,954
23,866	H.J. Heinz Company	904,999
12,767	Hershey Foods Corporation	666,820
17,909	Kellogg Company	788,712
9,447	McCormick & Company, Incorporated	319,876
54,152	Sara Lee Corporation	968,238
17,950	Tyson Foods, Inc., Class A	246,633
12,642	Wm. Wrigley Jr. Company	809,088

		9,161,248

Household Products — 2.1%
10,693	Clorox Company	639,976
36,713	Colgate-Palmolive Company	2,096,312
32,830	Kimberly-Clark Corporation	1,897,574
234,315	Procter & Gamble Company (The)	13,501,231

		18,135,093

Personal Products — 0.2%
5,381	Alberto-Culver Company	238,001
32,093	Avon Products, Inc.	1,000,339
8,488	Estee Lauder Companies Inc. (The), Class A	315,669

		1,554,009

Tobacco — 1.3%
148,674	Altria Group, Inc.	10,535,040
6,094	Reynolds American, Inc.	642,917
11,652	UST, Inc.	484,723

		11,662,680

Total Consumer Staples		77,649,476

Energy — 9.3%
Energy Equipment & Services — 1.9%
24,383	Baker Hughes, Incorporated	1,667,797
23,093	BJ Services Company	799,018
36,776	Halliburton Company	2,685,383
11,257	Nabors Industries Ltd. †	805,776
12,447	National Oilwell Varco, Inc. †	798,102
9,770	Noble Corporation	792,347
7,787	Rowan Companies, Inc.	342,317
42,093	Schlumberger Limited	5,327,711

4

23,221	Transocean, Inc. †	1,864,646
24,848	Weatherford International Ltd. †	1,136,796

		16,219,893

Oil, Gas & Consumable Fuels — 7.4%
5,701	Amerada Hess Corporation	811,822
16,416	Anadarko Petroleum Corporation	1,658,180
23,531	Apache Corporation	1,541,516
26,777	Burlington Resources Inc.	2,461,074
26,616	Chesapeake Energy Corporation	836,009
158,591	Chevron Corporation	9,193,520
98,206	ConocoPhillips	6,201,709
31,478	Devon Energy Corporation	1,925,509
46,963	El Paso Corporation	565,904
17,279	EOG Resources, Inc.	1,244,088
435,014	Exxon Mobil Corporation (e)	26,474,952
8,263	Kerr-McGee Corporation	788,951
7,496	Kinder Morgan, Inc.	689,557
26,131	Marathon Oil Corporation	1,990,398
11,763	Murphy Oil Corporation	586,033
30,687	Occidental Petroleum Corporation	2,843,151
9,486	Sunoco, Inc.	735,829
44,299	Valero Energy Corporation	2,648,194
42,363	Williams Companies, Inc.	906,145
25,874	XTO Energy Inc.	1,127,330

		65,229,871

Total Energy		81,449,764

Financials — 20.0%
Capital Markets — 3.3%
17,856	Ameriprise Financial, Inc.	804,591
54,949	Bank of New York Company, Inc. (The)	1,980,362
8,503	Bear Stearns Companies, Inc. (The)	1,179,366
73,509	Charles Schwab Corporation (The)	1,265,090
29,771	E*TRADE Financial Corporation †	803,222
6,000	Federated Investors, Inc., Class B	234,300
10,871	Franklin Resources, Inc.	1,024,483
31,060	Goldman Sachs Group, Inc. (The)	4,875,178
15,300	Janus Capital Group, Inc.	354,501
19,263	Lehman Brothers Holdings, Inc.	2,784,081
29,519	Mellon Financial Corporation	1,050,876
65,420	Merrill Lynch & Co., Inc.	5,152,479
76,496	Morgan Stanley	4,805,479
13,196	Northern Trust Corporation	692,790
23,722	State Street Corporation	1,433,521
9,406	T. Rowe Price Group, Inc.	735,643

		29,175,962

5

Commercial Banks — 5.6%
24,618	AmSouth Bancorporation	665,917
330,891	Bank of America Corporation (e)	15,068,776
38,143	BB&T Corporation	1,495,206
11,596	Comerica Incorporated (f)	672,220
8,804	Compass Bancshares, Inc.	445,570
39,582	Fifth Third Bancorp	1,557,948
8,976	First Horizon National Corporation	373,850
17,719	Huntington Bancshares Incorporated	427,559
28,863	KeyCorp	1,062,158
5,652	M&T Bank Corporation	645,119
14,951	Marshall & Ilsley Corporation	651,565
38,996	National City Corporation	1,360,960
33,887	North Fork Bancorporation, Inc.	976,962
20,818	PNC Financial Services Group	1,401,260
32,510	Regions Financial Corporation	1,143,377
26,413	SunTrust Banks, Inc.	1,921,810
22,316	Synovus Financial Corp.	604,540
128,294	U.S. Bancorp	3,912,967
115,590	Wachovia Corporation	6,478,820
119,390	Wells Fargo & Company	7,625,439
7,435	Zions Bancorporation	615,098

		49,107,121

Consumer Finance — 0.9%
88,170	American Express Company	4,633,334
21,450	Capital One Financial Corporation	1,727,154
29,729	SLM Corporation	1,544,124

		7,904,612

Diversified Financial Services — 3.3%
14,232	CIT Group Inc.	761,697
355,579	Citigroup, Inc. (e)	16,793,996
248,310	JPMorgan Chase & Co.	10,339,628
17,330	Moody’s Corporation	1,238,402

		29,133,723

Insurance — 4.5%
22,962	ACE Limited	1,194,254
35,489	AFLAC Incorporated	1,601,619
45,948	Allstate Corporation (The)	2,394,350
7,517	Ambac Financial Group, Inc.	598,353
184,910	American International Group, Inc. (e)	12,220,702
22,936	Aon Corporation	952,073
14,241	Chubb Corporation	1,359,161
12,403	Cincinnati Financial Corporation	521,794
26,840	Genworth Financial, Inc., Class A	897,261
21,547	Hartford Financial Services Group, Inc.	1,735,611
20,548	Lincoln National Corporation	1,121,715
9,666	Loews Corporation	978,199

6

38,968	Marsh & McLennan Companies, Inc.	1,144,101
9,546	MBIA, Inc.	574,001
53,996	MetLife, Inc.	2,611,787
19,911	Principal Financial Group, Inc.	971,657
14,013	Progressive Corporation (The)	1,460,995
35,263	Prudential Financial, Inc.	2,673,288
8,782	SAFECO Corporation	440,944
49,576	St. Paul Travelers Companies, Inc.	2,071,781
7,378	Torchmark Corporation	421,284
21,275	UnumProvident Corporation	435,712
12,425	XL Capital Ltd., Class A	796,567

		39,177,209

Real Estate — 0.9%
6,957	Apartment Investment and Management Company, Class A, REIT	326,283
15,196	Archstone-Smith Trust, REIT	741,109
6,500	Boston Properties, Inc., REIT	606,125
28,935	Equity Office Properties Trust, REIT	971,637
20,689	Equity Residential, REIT	968,038
14,600	Kimco Realty Corporation, REIT	593,344
13,130	Plum Creek Timber Company, Inc., REIT	484,891
17,346	ProLogis, REIT	928,011
5,890	Public Storage, Inc., REIT	478,445
13,031	Simon Property Group, Inc., REIT	1,096,429
8,453	Vornado Realty Trust, REIT	811,488

		8,005,800

Thrifts & Mortgage Finance — 1.5%
42,957	Countrywide Financial Corporation	1,576,522
49,226	Federal Home Loan Mortgage Corporation	3,002,786
68,953	Federal National Mortgage Association	3,544,184
18,241	Golden West Financial Corporation	1,238,564
6,232	MGIC Investment Corporation	415,238
25,443	Sovereign Bancorp, Inc.	557,456
70,639	Washington Mutual, Inc.	3,010,634

		13,345,384

Total Financials		175,849,811

Health Care — 12.3%
Biotechnology — 1.4%
83,253	Amgen, Inc. †	6,056,656
13,056	Applera Corporation — Applied Biosystems Group	354,340
24,513	Biogen Idec Inc. †	1,154,562
7,791	Chiron Corporation †	356,906
18,507	Genzyme Corporation †	1,244,040
32,933	Gilead Sciences, Inc. †	2,049,091
18,198	MedImmune, Inc. †	665,683

		11,881,278

7

Health Care Equipment & Supplies — 1.9%
3,908	Bausch & Lomb, Inc.	248,940
46,197	Baxter International Inc.	1,792,906
17,620	Becton, Dickinson and Company	1,085,040
17,633	Biomet, Inc.	626,324
42,140	Boston Scientific Corporation †	971,327
7,409	C.R. Bard, Inc.	502,404
8,791	Fisher Scientific International, Inc. †	598,227
24,139	Guidant Corporation	1,884,290
11,459	Hospira, Inc. †	452,172
85,987	Medtronic, Inc.	4,363,840
3,785	Millipore Corporation †	276,532
9,317	PerkinElmer, Inc.	218,670
26,115	St. Jude Medical, Inc. †	1,070,715
20,816	Stryker Corporation	922,981
11,553	Thermo Electron Corporation †	428,501
7,445	Waters Corporation †	321,252
17,651	Zimmer Holdings, Inc. †	1,193,208

		16,957,329

Health Care Providers & Services — 2.9%
40,400	Aetna, Inc.	1,985,256
14,890	AmerisourceBergen Corporation	718,740
30,059	Cardinal Health, Inc.	2,239,997
31,961	Caremark Rx, Inc. †	1,571,842
8,624	CIGNA Corporation	1,126,467
11,421	Coventry Health Care, Inc. †	616,506
10,427	Express Scripts, Inc. †	916,533
29,060	HCA Inc.	1,330,657
17,143	Health Management Associates, Inc., Class A	369,774
11,646	Humana, Inc. †	613,162
14,194	IMS Health, Inc.	365,779
8,926	Laboratory Corporation of America Holdings †	521,992
5,633	Manor Care, Inc.	249,824
21,808	McKesson Corporation	1,136,851
21,685	Medco Health Solutions, Inc. †	1,240,816
9,876	Patterson Companies, Inc. †	347,635
11,589	Quest Diagnostics Incorporated	594,516
33,504	Tenet Healthcare Corporation †	247,260
96,622	UnitedHealth Group, Inc.	5,397,305
47,018	WellPoint, Inc. †	3,640,604

		25,231,516

Pharmaceuticals — 6.1%
109,611	Abbott Laboratories	4,655,179
10,803	Allergan, Inc.	1,172,126
7,534	Barr Pharmaceuticals, Inc. †	474,491
139,564	Bristol-Myers Squibb Company	3,434,670
80,499	Eli Lilly and Company	4,451,595

8

23,216	Forest Laboratories, Inc. †	1,036,130
212,014	Johnson & Johnson (e)	12,555,469
17,245	King Pharmaceuticals, Inc. †	297,476
155,804	Merck & Co. Inc.	5,488,975
15,573	Mylan Laboratories, Inc.	364,408
524,179	Pfizer, Inc. (e)	13,062,541
105,397	Schering-Plough Corporation	2,001,489
7,240	Watson Pharmaceuticals, Inc. †	208,078
95,752	Wyeth	4,645,887

		53,848,514

Total Health Care		107,918,637

Industrials — 11.0%
Aerospace & Defense — 2.3%
57,019	Boeing Company (The)	4,443,491
28,516	General Dynamics Corporation	1,824,454
8,791	Goodrich Corporation	383,375
59,172	Honeywell International, Inc.	2,530,786
8,639	L-3 Communications Holdings, Inc.	741,140
25,522	Lockheed Martin Corporation	1,917,468
24,984	Northrop Grumman Corporation	1,706,157
31,781	Raytheon Company	1,456,841
12,273	Rockwell Collins, Inc.	691,584
72,338	United Technologies Corporation	4,193,434

		19,888,730

Air Freight & Logistics — 1.0%
21,648	FedEx Corporation	2,444,925
4,422	Ryder System, Inc.	198,017
77,802	United Parcel Service, Inc., Class B	6,175,923

		8,818,865

Airlines — 0.1%
50,445	Southwest Airlines Co.	907,506

Building Products — 0.2%
12,698	American Standard Companies, Inc.	544,236
29,657	Masco Corporation	963,556

		1,507,792

Commercial Services & Supplies — 0.7%
15,620	Allied Waste Industries, Inc. †	191,189
7,869	Avery Dennison Corporation	460,179
71,822	Cendant Corporation	1,246,112
9,814	Cintas Corporation	418,273
9,219	Equifax, Inc.	343,316
9,007	Monster Worldwide, Inc. †	449,089
16,170	Pitney Bowes, Inc.	694,178
15,385	R.R. Donnelley & Sons Company	503,397

9

12,217	Robert Half International, Inc.	471,698
39,345	Waste Management, Inc.	1,388,878

		6,166,309

Construction & Engineering — 0.1%
6,185	Fluor Corporation	530,673

Electrical Equipment — 0.5%
12,244	American Power Conversion Corporation	282,959
6,540	Cooper Industries, Ltd., Class A	568,326
29,308	Emerson Electric Co.	2,451,028
12,625	Rockwell Automation, Inc.	907,864

		4,210,177

Industrial Conglomerates — 3.9%
53,785	3M Company	4,070,986
742,563	General Electric Company (e)	25,826,341
9,430	Textron, Inc.	880,668
143,575	Tyco International Ltd.	3,859,296

		34,637,291

Machinery — 1.5%
47,792	Caterpillar, Inc.	3,431,943
3,403	Cummins, Inc.	357,655
16,900	Danaher Corporation	1,073,995
16,876	Deere & Company	1,334,048
14,483	Dover Corporation	703,294
10,607	Eaton Corporation	773,993
14,609	Illinois Tool Works, Inc.	1,406,993
23,329	Ingersoll-Rand Company Limited, Class A	974,919
13,158	ITT Industries, Inc.	739,743
4,484	Navistar International Corporation †	123,669
12,060	PACCAR, Inc.	849,989
8,899	Pall Corporation	277,560
8,529	Parker-Hannifin Corporation	687,522

		12,735,323

Road & Rail — 0.7%
26,569	Burlington Northern Santa Fe Corporation	2,213,995
15,632	CSX Corporation	934,793
29,367	Norfolk Southern Corporation	1,587,874
18,874	Union Pacific Corporation	1,761,888

		6,498,550

Trading Companies & Distributors — 0.0%#
5,526	W.W. Grainger, Inc.	416,384

Total Industrials		96,317,600

10

Information Technology — 15.4%
Communications Equipment — 2.9%
8,342	ADC Telecommunications, Inc. †	213,472
11,351	Andrew Corporation †	139,390
29,709	Avaya, Inc. †	335,712
41,486	CIENA Corporation †	216,142
438,165	Cisco Systems, Inc. †	9,495,036
14,390	Comverse Technology, Inc. †	338,597
110,135	Corning, Incorporated †	2,963,733
119,413	JDS Uniphase Corporation †	497,952
318,384	Lucent Technologies Inc. †	971,071
178,072	Motorola, Inc.	4,079,629
117,993	QUALCOMM Incorporated	5,971,626
32,085	Tellabs, Inc. †	510,151

		25,732,511

Computers & Peripherals — 3.5%
60,673	Apple Computer, Inc. †	3,805,411
167,664	Dell, Inc. †	4,989,681
169,319	EMC Corporation †	2,307,818
18,827	Gateway, Inc. †	41,231
201,496	Hewlett-Packard Company	6,629,218
111,655	International Business Machines Corporation (e)	9,208,188
7,714	Lexmark International, Inc., Class A †	350,061
12,965	NCR Corporation †	541,807
26,655	Network Appliance, Inc. †	960,380
11,494	QLogic Corporation †	222,409
246,560	Sun Microsystems, Inc. †	1,264,853

		30,321,057

Electronic Equipment & Instruments — 0.3%
30,544	Agilent Technologies, Inc. †	1,146,927
12,437	Jabil Circuit, Inc. †	533,050
10,150	Molex Incorporated	336,980
37,911	Sanmina-SCI Corporation †	155,435
65,153	Solectron Corporation †	260,612
18,022	Symbol Technologies, Inc.	190,673
5,813	Tektronix, Inc.	207,582

		2,831,259

Information Technology Services — 1.0%
8,372	Affiliated Computer Services, Inc., Class A †	499,473
41,288	Automatic Data Processing, Inc.	1,886,036
13,285	Computer Sciences Corporation †	737,982
9,961	Convergys Corporation †	181,390
36,653	Electronic Data Systems Corporation	983,400
54,648	First Data Corporation	2,558,619
13,143	Fiserv, Inc. †	559,235
23,797	Paychex, Inc.	991,383

11

9,392	Sabre Holdings Corporation, Class A	220,994
24,361	Unisys Corporation †	167,847

		8,786,359

Internet Software & Services — 1.5%
21,979	Amazon.com, Inc. †	802,453
82,175	eBay, Inc. †	3,209,756
14,700	Google Inc., Class A †	5,731,530
17,423	VeriSign, Inc. †	417,978
89,896	Yahoo!, Inc. †	2,900,045

		13,061,762

Office Electronics — 0.1%
66,346	Xerox Corporation †	1,008,459

Semiconductors & Semiconductor Equipment — 2.8%
34,258	Advanced Micro Devices, Inc. †	1,135,995
25,596	Altera Corporation †	528,301
26,083	Analog Devices, Inc.	998,718
113,027	Applied Materials, Inc.	1,979,103
20,966	Applied Micro Circuits Corporation †	85,332
31,380	Broadcom Corporation, Class A †	1,354,361
29,236	Freescale Semiconductor, Inc., Class B †	811,884
419,104	Intel Corporation	8,109,662
14,214	KLA-Tencor Corporation	687,389
21,777	Linear Technology Corporation	763,937
27,904	LSI Logic Corporation †	322,570
22,839	Maxim Integrated Products, Inc.	848,469
44,083	Micron Technology, Inc. †	648,902
24,042	National Semiconductor Corporation	669,329
9,501	Novellus Systems, Inc. †	228,024
12,194	NVIDIA Corporation †	698,229
13,235	PMC-Sierra, Inc. †	162,658
14,112	Teradyne, Inc. †	218,877
114,008	Texas Instruments Incorporated	3,701,840
24,561	Xilinx, Inc.	625,323

		24,578,903

Software — 3.3%
42,730	Adobe Systems Incorporated †	1,492,132
16,442	Autodesk, Inc. †	633,346
15,161	BMC Software, Inc. †	328,387
32,504	CA, Inc.	884,434
12,714	Citrix Systems, Inc. †	481,861
27,269	Compuware Corporation †	213,516
21,642	Electronic Arts, Inc. †	1,184,250
12,605	Intuit, Inc. †	670,460
633,087	Microsoft Corporation (e)	17,226,297
27,743	Novell, Inc. †	213,066
268,451	Oracle Corporation †	3,675,094

12

7,913	Parametric Technology Corporation †	129,219
74,325	Symantec Corporation †	1,250,890

		28,382,952

Total Information Technology		134,703,262

Materials — 2.9%
Chemicals — 1.5%
15,859	Air Products & Chemicals, Inc.	1,065,566
5,076	Ashland Inc.	360,802
68,919	Dow Chemical Company (The)	2,798,112
65,538	E.I. du Pont de Nemours and Company	2,766,359
5,815	Eastman Chemical Company	297,612
12,987	Ecolab, Inc.	496,103
8,816	Engelhard Corporation	349,202
8,041	Hercules, Inc. †	110,966
5,623	International Flavors & Fragrances, Inc.	192,981
19,190	Monsanto Company	1,626,353
11,778	PPG Industries, Inc.	746,136
22,994	Praxair, Inc.	1,268,119
10,259	Rohm & Haas Company	501,357
4,764	Sigma-Aldrich Corporation	313,424
1,700	Tronox Incorporated, Class B †	28,883

		12,921,975

Construction Materials — 0.1%
7,151	Vulcan Materials Company	619,634

Containers & Packaging — 0.2%
7,429	Ball Corporation	325,613
7,501	Bemis Company, Inc.	236,882
10,207	Pactiv Corporation †	250,480
5,798	Sealed Air Corporation	335,530
7,897	Temple-Inland, Inc.	351,811

		1,500,316

Metals & Mining — 0.8%
62,108	Alcoa, Inc.	1,898,021
6,159	Allegheny Technologies, Inc.	376,808
13,111	Freeport-McMoRan Copper & Gold, Inc., Class B	783,644
31,828	Newmont Mining Corporation	1,651,555
11,071	Nucor Corporation	1,160,130
14,499	Phelps Dodge Corporation	1,167,604
7,753	United States Steel Corporation	470,452

		7,508,214

Paper & Forest Products — 0.3%
35,092	International Paper Company	1,213,130
7,553	Louisiana-Pacific Corporation	205,442

13

12,927	MeadWestvaco Corporation	353,036
17,329	Weyerhaeuser Company	1,255,140

		3,026,748

Total Materials		25,576,887

Telecommunication Services — 3.2%
Diversified Telecommunication Services — 2.4%
276,393	AT&T Inc.	7,473,667
128,076	BellSouth Corporation	4,437,833
9,331	CenturyTel, Inc.	365,029
23,399	Citizens Communications Company	310,505
110,511	Qwest Communications International, Inc. †	751,475
208,506	Verizon Communications, Inc.	7,101,714

		20,440,223

Wireless Telecommunication Services — 0.8%
27,639	ALLTEL Corporation	1,789,625
211,388	Sprint Nextel Corporation	5,462,266

		7,251,891

Total Telecommunication Services		27,692,114

Utilities — 3.0%
Electric Utilities — 1.4%
11,625	Allegheny Energy, Inc. †	393,506
28,048	American Electric Power Company, Inc.	954,193
14,207	Cinergy Corporation	645,140
23,210	Edison International	955,788
14,806	Entergy Corporation	1,020,726
47,533	Exelon Corporation	2,514,496
23,497	FirstEnergy Corp.	1,149,003
28,749	FPL Group, Inc.	1,153,985
7,064	Pinnacle West Capital Corporation	276,202
27,088	PPL Corporation	796,387
17,973	Progress Energy, Inc.	790,452
52,841	Southern Company (The)	1,731,600

		12,381,478

Gas Utilities — 0.0%#
3,211	Nicor, Inc.	127,027
2,772	Peoples Energy Corporation	98,794

		225,821

Independent Power Producers & Energy Traders — 0.6%
46,732	AES Corporation (The) †	797,248
12,713	Constellation Energy Group, Inc.	695,528
66,123	Duke Energy Corporation	1,927,485
21,462	Dynegy, Inc., Class A †	103,018
32,967	TXU Corp.	1,475,603

		4,998,882

14

Multi-Utilities — 1.0%
14,586	Ameren Corporation	726,675
22,091	CenterPoint Energy, Inc.	263,546
15,726	CMS Energy Corporation †	203,652
17,484	Consolidated Edison, Inc.	760,554
24,754	Dominion Resources, Inc.	1,708,769
12,667	DTE Energy Company	507,820
12,436	KeySpan Corporation	508,259
19,423	NiSource, Inc.	392,733
24,600	PG&E Corporation	956,940
17,859	Public Service Enterprise Group, Inc.	1,143,690
18,409	Sempra Energy	855,282
14,841	TECO Energy, Inc.	239,237
28,767	Xcel Energy, Inc.	522,121

		8,789,278

Total Utilities		26,395,459

TOTAL COMMON STOCKS
(Cost $455,634,520)		837,948,531

Principal Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,131,607)
$4,200,000	4.475% due 08/10/2006 (e),(g)	4,131,607

REPURCHASE AGREEMENT(c) — 2.7%
(Cost $23,718,000)
23,718,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $23,726,894 on 4/03/2006, collateralized by $24,745,000 FNMA, 4.125% maturing 05/15/2010 (value $24,188,238) and $10,000 FNMA, 5.700% maturing 03/27/2023 (value $9,513)	23,718,000

TOTAL INVESTMENTS
(Cost $483,484,127)(d)	98.7%	$865,798,138

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Index 500 Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations

15

involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $407,514,730, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $25,200,719 and net appreciation for financial reporting purposes was $382,314,011. At March 31, 2006, aggregate cost for financial reporting purposes was $483,484,127.

(e)	Security, or a portion thereof, pledged as collateral for futures contracts.

(f)	Affiliated company security. The term ”affiliated company” includes any company with control over the Fund’s advisor. At, or during the period ended March 31, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at	Realized	Dividend
Company	12/31/05	Cost	Shares	Cost	Shares	03/31/06	Gain	Income

Comerica Incorporated	$716,481	$—	—	$48,288	1,027	$672,220	$9,427	$7,088

(g)	Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

FNMA — Federal National Mortgage Association
REIT  — Real Estate Investment Trust

16

Institutional Money Market Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 1.1%
Domestic Securities — 1.1%
$9,563,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1 2.550% due 01/20/2007	$9,365,016
4,186,886	Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A1, 4.366% due 11/20/2006	4,186,886

TOTAL ASSET-BACKED SECURITIES
(Cost $13,551,902)		13,551,902

CERTIFICATES OF DEPOSIT — 10.2%
Domestic Securities — 7.8%
25,000,000	BB&T Corporation, 4.840% due 06/16/2006	25,000,000
20,000,000	HSBC Bank USA, 4.675% due 05/10/2006	19,999,854
25,000,000	Washington Mutual, Inc., 4.460% due 04/05/2006	25,000,000
25,000,000	Wells Fargo Bank NA, 4.733% due 03/22/2007	25,000,000

		94,999,854

Yankee Securities — 2.4%
15,000,000	Rabobank Nederland, 5.010% due 02/14/2007	15,000,000
15,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	15,000,000

		30,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $124,999,854)		124,999,854

COMMERCIAL PAPER — 66.6%
Domestic Securities — 50.4%
25,000,000	Barton Capital LLC, 4.410% due 04/05/2006 (d)	24,987,750
25,000,000	CHARTA LLC, 4.750% due 05/16/2006 (d)	24,851,563
20,000,000	CIESCO, L.P., 4.450% due 04/07/2006 (d)	19,985,167
25,000,000	CRC Funding LLC, 4.590% due 04/18/2006 (d)	24,945,813

1

20,000,000	Crown Point Capital Company, 4.750% due 05/18/2006 (d)	19,875,972
20,000,000	DaimlerChrysler NA Holding Corporation, 4.480% due 04/13/2006 (d)	19,970,133
25,000,000	Edison Asset Securitization LLC, 4.750% due 06/06/2006 (d)	24,782,292
25,000,000	Falcon Asset Securitization Corporation, 4.650% due 05/02/2006 (d)	24,899,896
25,000,000	Galaxy Funding, Inc., 4.820% due 06/19/2006 (d)	24,735,570
20,000,000	ING U.S. Funding LLC, 4.615% due 05/24/2006 (d)	19,864,114
25,000,000	International Lease Finance Corporation, 4.800% due 06/16/2006 (d)	24,746,667
25,000,000	Jupiter Securitization Corporation, 4.600% due 04/07/2006 (d)	24,980,833
25,000,000	Liberty Street Funding Corporation, 4.610% due 04/06/2006 (d)	24,983,993
20,000,000	Mane Funding Corporation, 4.700% due 06/21/2006 (d)	19,788,500
25,000,000	Mont Blanc Capital Corporation, 4.480% due 04/17/2006 (d)	24,950,222
30,000,000	New Center Asset Trust, 4.830% due 04/03/2006 (d)	29,991,950
25,000,000	Old Line Funding Corporation, 4.580% due 04/13/2006 (d)	24,961,833
25,000,000	Park Avenue Receivables Corporation, 4.680% due 04/12/2006 (d)	24,964,250
25,000,000	Preferred Receivables Funding Corporation, 4.500% due 04/20/2006 (d)	24,940,625
25,000,000	Scaldis Capital LLC, 4.670% due 05/18/2006 (d)	24,847,576
20,000,000	Sheffield Receivables Corp., 4.710% due 04/20/2006 (d)	19,950,283
25,000,000	Sigma Finance, Inc., 4.680% due 05/30/2006 (d)	24,808,250
20,000,000	Thames Asset Global Securities, 4.660% due 06/06/2006 (d)	19,829,133
	Thunder Bay Funding, Inc.:
10,000,000	4.480% due 04/17/2006 (d)	9,980,089
15,000,000	4.800% due 06/14/2006 (d)	14,852,000
25,000,000	Variable Funding Capital Corporation, 4.480% due 04/18/2006 (d)	24,947,111
25,000,000	WestLB AG, 4.445% due 04/13/2006 (d)	24,962,958

		617,384,543

2

Yankee Securities — 16.2%
25,000,000	ANZ National Bank, 4.470% due 04/13/2006 (d)	24,962,750
20,000,000	Bank of Ireland, 4.660% due 04/13/2006 (d)	20,000,000
25,000,000	BNP Paribas, 4.840% due 06/29/2006 (d)	24,700,861
25,000,000	HBOS Treasury Services PLC, 4.730% due 06/05/2006 (d)	24,786,493
20,000,000	Macquarie Bank Limited, 4.700% due 07/12/2006 (d)	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB, 4.500% due 04/24/2006 (d)	24,928,125
	UBS Finance, Inc.:
40,000,000	4.830% due 04/03/2006 (d)	39,989,267
20,000,000	4.655% due 05/22/2006 (d)	19,868,108

		199,235,604

TOTAL COMMERCIAL PAPER
(Cost $816,620,147)		816,620,147

CORPORATE BONDS AND NOTES — 9.8%
10,000,000	American Honda Finance Corporation, MTN, 144A, 4.740% due 02/21/2007 (e),(f),(g),(h)	10,000,000
20,000,000	CC USA, Inc., MTN, 144A, 4.766% due 07/28/2006 (e),(f),(g),(h)	19,999,677
25,000,000	Fifth Third Bancorp, 144A, 4.780% due 11/23/2009 (e),(f),(g),(h)	25,000,000
20,000,000	K2 USA LLC, MTN, 144A, 4.648% due 06/12/2006 (e),(f),(g),(h)	20,000,000
20,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.758% due 04/26/2006 (e)	20,000,000
25,000,000	World Savings Bank FSB, 4.530% due 04/17/2006 (e)	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $119,999,677)		119,999,677

FUNDING AGREEMENT — 2.0%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Co., 4.590% due 09/27/2006 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 11.2%
50,000,000	Agreement with Merrill Lynch & Company, Inc., 4.800% dated 03/31/2006, to be repurchased at $50,020,000 on 04/03/2006, collateralized by $56,655,000 FNMA, 4.500%-5.500% having maturities from 02/01/2035-09/01/2035 (value $51,503,764)	50,000,000

3

60,000,000	Agreement with Salomon Brothers Holdings, Inc., 4.840% dated 03/31/2006, to be repurchased at $60,024,200 on 04/03/2006, collateralized by $34,816,015 FHLMC, 3.240%-8.000% having maturities from 02/01/2014-10/01/2034 (value $15,532,483), $94,381,394 FNMA, 1.720%-7.000% having maturities from 02/01/2010-09/01/2034 (value $43,833,623) and $35,606,351 GNMA, 4.375%-6.500% having maturities from 07/20/2023-03/15/2035 (value $1,833,894)	60,000,000
26,846,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $26,856,067 on 04/03/2006, collateralized by $27,340,000 FHLB, 3.875% maturing 12/20/2006 (value $27,385,712)	26,846,000

TOTAL REPURCHASE AGREEMENTS
(Cost $136,846,000)		136,846,000

TOTAL INVESTMENTS
(Cost $1,237,017,580)(k)	100.9%	$1,237,017,580

(a)	All percentages are based on net assets of the Institutional Money Market Fund (the “Fund”) as of March 31, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

4

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2006, this security represents $25,000,000, 2.0% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Co., 4.590% due 09/27/2006	09/27/2005	$25,000,000

(k)	At March 31, 2006, aggregate cost for financial reporting purposes was $1,237,017,580.

ABBREVIATIONS:

FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note

5

Munder Intermediate Bond Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 13.3%
Auto Loan — 2.6%
$1,817,289	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$1,796,096
	Volkswagen Auto Loan Enhanced Trust:
5,000,000	Series 2003-2, Class A4, 2.940% due 03/22/2010	4,883,951
1,279,326	Series 2005-1, Class A1, 4.366% due 11/20/2006	1,278,358
1,058,400	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,039,032

		8,997,437

Credit Card — 5.4%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,884,353
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,551,551
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.299% due 03/15/2011 (e),(f)	1,355,889
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,007,142
1,340,000	Series 2002-A1, Class A1, 4.950% due 06/15/2009	1,338,793
2,400,000	Series 2004-A7, Class A7, 4.849% due 12/15/2011 (f)	2,406,265
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,552,786

		19,096,779

Equipment Lease — 1.4%
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 4.849% due 04/15/2008 (f)	4,780,075

1

Home Equity Loans — 0.4%
351,502	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	349,210
1,017,833	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.108% due 03/25/2033 (f)	1,018,816

		1,368,026

Time Share Receivables — 1.1%
	Marriott Vacation Club Owner Trust, MTN:
601,436	Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017 (g),(h),(i)	601,855
3,444,931	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(h),(i)	3,383,590

		3,985,445

Utilities — 1.0%
921,337	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	923,985
2,762,449	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	2,780,268

		3,704,253

Other — 1.4%
3,540,000	AIG Credit Premium Finance Master Trust, Series 2003-1, Class A, 5.049% due 11/15/2007 (f)	3,540,154
1,458,483	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490% due 09/01/2010 (f),(g),(h),(j)	1,458,629

		4,998,783

TOTAL ASSET-BACKED SECURITIES
(Cost $47,382,715)		46,930,798

CORPORATE BONDS AND NOTES — 45.7%
Financials — 28.4%
5,300,000	Aegon Funding Corp., 5.750% due 12/15/2020 (e)	5,206,063
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (f),(g),(h),(j)	2,000,000
3,265,000	Block Financial Corporation, 8.500% due 04/15/2007	3,352,068
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	2,005,188
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006 (e)	5,046,460
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,935,480

2

4,900,000	Goldman Sachs Group, Inc., (The), 5.250% due 10/15/2013 (e)	4,770,371
2,680,000	HSBC Finance Corporation, 5.500% due 01/19/2016	2,618,336
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,844,750
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010	5,397,055
	International Lease Finance Corporation:
2,650,000	4.375% due 11/01/2009, MTN	2,541,141
3,435,000	5.875% due 05/01/2013	3,455,187
3,000,000	Jackson National Life Global Funding, 144A, 5.250% due 03/15/2007 (g),(h),(i)	2,982,948
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,032,850
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,579,569
2,515,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,459,650
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,084,678
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,626,912
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049 (e)	1,620,505
	SLM Corporation, MTN:
4,825,000	3.625% due 03/17/2008 (f)	4,668,313
2,265,000	4.763% due 07/27/2009 (f)	2,263,800
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,053,575
800,000	Suntrust Bank, 5.450% due 12/01/2017	781,494
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,383,053
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,344,255
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,909,382
2,500,000	Washington Mutual Bank FA, MTN, 4.973% due 07/25/2006 (f)	2,502,670
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,517,622

		99,983,375

3

Industrials — 16.3%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,585,905
3,000,000	Bellsouth Corporation, 5.000% due 10/15/2006	2,995,386
3,000,000	Centex Corp., 5.800% due 09/15/2009	3,001,239
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,951,052
1,840,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	2,069,354
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,254,105
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,335,859
4,000,000	Home Depot, Inc., 5.400% due 03/01/2016	3,951,832
5,500,000	Hutchison Whampoa International Ltd., 144A, YNK, (becomes variable May 2015), 6.500% due 02/13/2013 (f),(g),(h),(i)	5,648,456
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	6,823,353
1,400,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,502,214
3,640,000	Telecom Italia Capital SA, YNK, 5.250% due 11/15/2013	3,448,922
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (f)	1,055,450
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,463,795
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,172,835
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,879,984

		57,139,741

Utilities — 1.0%
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,365,096

TOTAL CORPORATE BONDS AND NOTES
(Cost $163,102,418)		160,488,212

4

MORTGAGE-BACKED SECURITIES — 13.6%
Collateralized Mortgage Obligations (CMO) – Agency — 6.8%
	FHLMC:
4,749,394	Series 1650 Class J, 6.500% due 06/15/2023	4,806,149
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,919,405
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,848,752
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,421,942
	FNMA:
2,991,098	Series 2003-63, Class GU, 4.000% due 07/25/2033	2,931,087

		23,927,335

Commercial Mortgage-Backed Securities — 2.5%
1,931,314	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	1,955,687
1,915,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,997,038
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,952,993
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,870,588

		8,776,306

Mortgage Pass-Through Securities — 4.3%
	FHLMC:
146,398	Pool #A00813, 9.000% due 10/01/2020	153,424
12,614	Pool #E61740, 9.000% due 04/01/2010 (k)	12,614
330,063	Pool #F70013, Gold, 7.000% due 12/01/2011	339,693

5

	FNMA:
221,276	Pool #070225, 7.500% due 08/01/2018	229,941
456,184	Pool #250550, 6.500% due 05/01/2026	467,652
866,742	Pool #251518, 6.000% due 02/01/2013	878,004
1,033,950	Pool #251760, 6.000% due 06/01/2013	1,047,810
982,573	Pool #323406, 5.978% due 11/01/2008	989,837
278,353	Pool #490365, 5.908% due 12/01/2028 (f)	284,266
2,292,923	Pool #555290, 4.913% due 02/01/2013	2,228,797
5,637,739	Pool #780620, 5.500% due 05/01/2034	5,514,098
1,086,243	Pool #790362, 4.861% due 08/01/2034 (f)	1,076,389
	GNMA:
143,564	Pool #780077, 8.000% due 03/15/2025	153,528
1,823,649	Pool #781008, 6.000% due 03/15/2029	1,848,203

		15,224,256

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $49,204,575)		47,927,897

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Government Sponsored Enterprises (GSE) — 12.7%
	FHLMC:
705,000	2.375% due 04/15/2006	704,373
1,000,000	2.375% due 02/15/2007	976,823
1,050,000	5.625% due 03/15/2011	1,071,098
14,000,000	6.875% due 09/15/2010	14,949,494
	FNMA:
5,600,000	2.125% due 04/15/2006	5,594,568
7,200,000	2.875% due 11/09/2006	7,104,636
6,000,000	4.375% due 09/07/2007	5,934,144
3,600,000	5.250% due 04/15/2007	3,603,949
3,800,000	6.000% due 05/15/2011 (e)	3,939,540
625,000	7.125% due 06/15/2010	671,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,280,290)		44,549,739

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds — 0.4%
1,145,000	7.500% due 11/15/2016 (e)	1,383,571

6

U.S. Treasury Notes — 10.2%
565,000	2.625% due 03/15/2009 (e)	531,232
10,000,000	4.000% due 11/15/2012 (e)	9,517,970
5,000,000	4.250% due 10/15/2010 (e)	4,883,205
1,000,000	4.250% due 11/15/2013 (e)	960,469
1,800,000	4.250% due 08/15/2014 (e)	1,722,866
4,185,000	4.250% due 08/15/2015 (e)	3,986,702
5,000,000	4.500% due 11/15/2015 (e)	4,851,955
2,980,000	4.875% due 02/15/2012 (e)	2,984,655
700,000	5.000% due 08/15/2011 (e)	706,152
4,085,000	9.875% due 11/15/2015 (e)	5,626,132

		35,771,338

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,081,611)		37,154,909

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Government — 1.4%
3,000,000	Chuo Mitsui Trust & Banking Co Ltd, 144A, YNK, 5.506% due 04/15/2049 (g),(h),(i)	2,847,234
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010 (e)	1,927,454

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,994,750)		4,774,688

REPURCHASE AGREEMENT(c) — 1.8%
(Cost $6,216,000)
6,216,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $6,218,331 on 04/03/2006, collateralized by $6,465,000 FHLMC 4.125% maturing 11/18/2006 (value $6,343,781)	6,216,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 15.1%
(Cost $53,163,238)
53,163,238	State Street Navigator Securities Lending Trust – Prime Portfolio (l)	53,163,238

TOTAL INVESTMENTS
(Cost $407,425,597)(m)	114.2%	$401,205,481

(a)	All percentages are based on net assets of the Munder Intermediate Bond Fund (the “Fund”) at March 31, 2006. As of that date, more than 25% of the Fund’s assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

7

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2006.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, these securities represent $3,458,629, 1.0% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490%, due 09/01/2010	10/24/2005	$1,459,941
Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	1,994,534

(k)	Fair valued security as of March 31, 2006 (see note (b) above). At March 31, 2006, this security represents $12,614, less than 0.1% of net assets.

(l)	At March 31, 2006, the market value of the securities on loan is $52,034,577.

8

(m)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,120,294, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,340,410 and net depreciation for financial reporting purposes was $6,220,116. At March 31, 2006, aggregate cost for financial reporting purposes was $407,425,597.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

9

Munder International Bond Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Principal
Amount(f)			Value(c)

FOREIGN BONDS AND NOTES — 89.7%
Austria — 6.7%
Government — 6.7%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	$2,227,463
	1,100,000	4.650% due 01/15/2018	1,432,868

			3,660,331

Belgium — 3.1%
Government — 3.1%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,015,850
	460,000	5.500% due 03/28/2028	676,361

			1,692,211

Canada — 2.4%
Government — 2.4%
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,294,961

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 4.000% due 08/15/2008	615,930

Finland — 4.1%
Government — 4.1%
EUR	1,750,000	Republic of Finland, 5.000% due 04/25/2009	2,215,949

France — 7.6%
Government — 7.6%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,252,255
	935,000	5.500% due 04/25/2010	1,217,142
	1,125,000	5.500% due 04/25/2029	1,665,032

			4,134,429

Germany — 8.2%
Corporate — 6.0%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,574,139
EUR	530,000	KfW Bankengruppe, MTN, 3.125% due 11/15/2006	641,958
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,032,000

1

Government — 2.2%
		Federal Republic of Germany:
EUR	720,000	4.250% due 07/04/2014	902,841
	225,000	5.250% due 07/04/2010	290,728

			4,441,666

Greece — 1.2%
Government — 1.2%
EUR	500,000	Republic of Greece, 4.500% due 05/20/2014	629,937

Italy — 6.6%
Government — 6.6%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	800,626
EUR	500,000	1.650% due 09/15/2008	613,741
JPY	140,000,000	1.800% due 02/23/2010	1,216,325
EUR	750,000	5.000% due 02/01/2012	972,439

			3,603,131

Japan — 22.3%
Government — 22.3%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,517,003
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,044,823
	500,000,000	1.400% due 06/20/2011	4,262,426
	185,000,000	1.900% due 03/20/2008	1,610,591
	203,000,000	Japan Financial Corporation, 1.350% due 11/26/2013	1,690,450

			12,125,293

Mexico — 1.6%
Government — 1.6%
MXN	10,000,000	United Mexican States, 8.000% due 12/17/2015	889,103

Netherlands — 10.0%
Corporate — 4.4%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	530,888
EUR	1,000,000	4.375% due 07/04/2013	1,252,544
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	608,381
Government — 5.6%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	619,683
	1,645,000	5.500% due 01/15/2028	2,419,258

			5,430,754

2

Norway — 0.4%
Government — 0.4%
NOK	1,250,000	Kingdom of Norway, 6.500% due 05/15/2013	221,731

South Africa — 1.2%
Government — 1.2%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	637,675

Spain — 2.9%
Corporate — 2.9%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,575,513

Supranational — 4.2%
Corporate — 4.2%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,262,841

Sweden — 0.6%
Government — 0.6%
SEK	2,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	343,680

United Kingdom — 5.5%
Corporate — 3.3%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
JPY	106,000,000	0.950% due 07/15/2009	888,849
GBP	520,000	4.375% due 12/30/2008	889,928
Government — 2.2%
GBP	650,000	United Kingdom Gilts, 4.750% due 03/07/2020	1,177,619

			2,956,396

TOTAL FOREIGN BONDS AND NOTES
(Cost $48,547,060)			48,731,531

U.S. BONDS AND NOTES — 8.1%
Corporate — 8.1%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/06/2014) (g)	627,380
	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,439,863
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	868,446
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,435,930

TOTAL U.S. BONDS AND NOTES
(Cost $4,389,050)			4,371,619

3

REPURCHASE AGREEMENT (d) — 0.7%
(Cost $405,000)
U.S.	405,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $405,152 on 04/03/2006, collateralized by $435,000 FNMA 5.700% maturing 03/27/2023 (value $413,794)	405,000

TOTAL INVESTMENTS
(Cost $53,341,110)(e)	98.5%	$53,508,150

(a)	All percentages are based on net assets of the Munder International Bond Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,928,869, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,761,829 and net appreciation for financial reporting purposes was

4

$167,040. At March 31, 2006, aggregate cost for financial reporting purposes was $53,341,110.

(f)	Principal amount expressed in terms of local currency.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

ABBREVIATIONS:

AUD  — Australian Dollar
DKK  — Danish Krone
EUR  — Euro
FNMA — Federal National Mortgage Association
GBP  — Great Britain Pound
JPY  — Japanese Yen
MTN — Medium Term Note
MXN — Mexican Peso
NOK  — Norwegian Krone
SEK  — Swedish Krona
U.S.  — United States Dollar

5

Munder International Equity Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.6%
Australia — 3.5%
34,000	Australian Gas Light Co., Ltd.	$451,031
51,500	Caltex Australia Limited	707,882
21,800	Computershare Limited	114,865
18,400	CSL Limited	720,539
45,400	Macquarie Airports	109,531
3,100	National Australia Bank Ltd., ADR (f)	417,105
655,500	Pacific Brands Limited	1,121,561
164,851	Qantas Airways Limited	417,780
18,700	Rinker Group Ltd.	265,739
970	Rio Tinto Ltd., ADR (f)	218,149
65,000	Santos Ltd.	529,551
9,300	Santos Ltd., ADR (f)	302,343
2,500	St. George Bank Ltd., ADR	109,952
11,900	Telstra Corporation Ltd., ADR (f)	159,579
3,400	Westpac Banking Corp., ADR (f)	288,898

		5,934,505

Austria — 0.1%
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR (f)	139,355
2,400	Telekom Austria AG, ADR (f)	112,920

		252,275

Belgium — 0.8%
7,200	Almancora Communication Va.	907,433
12,550	Fortis, ADR (f)	448,349

		1,355,782

Denmark — 0.2%
17,500	Danske Bank AS, ADR (f)	324,625

Finland — 2.3%
16,350	Elisa Corporation Oyj, Series A	324,549
49,600	Fortum Oyj	1,251,443
50,200	M-real Oyj	332,767
8,500	Nokia Corporation, ADR	176,120
16,500	Rautaruukki Oyj	609,463
30,000	Sampo Oyj, A Shares	631,495
13,000	TietoEnator Oyj	507,910
5,100	UPM-Kymmene Oyj, ADR (f)	120,360

		3,954,107

1

France — 8.4%
2,000	Accor SA	115,295
26,000	Air France-KLM	612,202
5,308	Air Liquide, ADR (f)	224,263
2,400	Atos Origin SA †	177,851
15,670	AXA	549,941
36,800	AXA, ADR	1,286,528
17,100	BNP Paribas, ADR (f)	798,142
10,000	BNP Paribas SA	928,883
5,600	Cap Gemini SA	305,115
14,000	Casino Guichard-Perrachon SA	978,932
23,800	France Telecom, ADR (f)	535,024
6,566	Lafarge SA, ADR	186,803
4,700	Nexans SA	365,948
3,425	Pernod-Ricard, ADR (f)	164,052
2,375	Peugeot SA, ADR	149,625
13,000	Publicis Groupe	507,280
8,750	Publicis Groupe, ADR (f)	342,650
4,650	Sanofi-Aventis	442,355
38,391	Sanofi-Aventis, ADR	1,821,653
21,500	Societe Generale, ADR	651,450
9,700	Suez SA, ADR (f)	382,665
10,005	Total SA, ADR (f)	1,317,959
3,743	Total SA, Class B	987,477
10,300	Vivendi Universal SA, ADR	352,260

		14,184,353

Germany — 7.9%
2,450	Adidas-Salomon AG	484,516
2,469	Allianz AG	412,246
27,700	Allianz AG, ADR (f)	462,313
3,000	AMB Generali Holding AG	363,010
5,300	BASF AG, ADR	415,520
1,100	Continental AG, ADR (f)	121,523
5,200	Deutsche Bank AG (f),(h)	594,048
5,000	Deutsche Bank AG (h)	571,084
74,400	Deutsche Lufthansa AG, ADR (f)	1,302,000
11,813	Deutsche Telekom AG	199,273
15,950	E.ON AG	1,755,266
28,650	E.ON AG, ADR	1,048,590
15,400	Eurohypo AG	472,907
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,928,295
1,900	Rheinmetall AG	147,361
6,550	RWE AG	570,079
5,100	RWE AG, ADR (f)	446,250
1,500	Schering AG, ADR	155,865
6,650	Siemens AG, ADR	619,581

2

50,700	TUI AG	995,340
15,500	Volkswagen AG, ADR	230,950

		13,296,017

Greece — 1.0%
21,425	EFG Eurobank Ergasias	825,132
15,500	National Bank of Greece SA	728,806
15,966	National Bank of Greece SA, ADR (f)	152,955

		1,706,893

Hong Kong — 1.6%
622,500	Chaoda Modern Agriculture (Holdings) Ltd.	489,390
86,500	China Netcom Group Corp. (Hong Kong) Ltd., NA	152,729
2,000,000	China Overseas Land & Investment Limited	1,366,129
23,200	CLP Holdings Ltd., ADR	136,300
18,500	Hang Seng Bank Ltd., ADR (f)	238,288
108,000	Li & Fung Ltd.	243,583

		2,626,419

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(g)	0

Ireland — 1.1%
18,850	Allied Irish Banks PLC	450,014
7,500	Allied Irish Banks PLC, ADR (f)	356,100
33,340	Anglo Irish Bank Corporation PLC	549,482
600	Anglo Irish Bank Corporation PLC, ADR (f)	98,749
1,900	Bank of Ireland, ADR	141,569
5,100	CRH, ADR (f)	181,050

		1,776,964

Italy — 4.0%
52,500	Banca Intesa SpA	313,657
53,100	Benetton Group SpA, ADR (f)	1,579,725
58,000	Bipielle Investimenti SpA	563,001
22,900	Enel SpA, ADR (f)	967,296
28,411	ENI SpA	808,413
98,000	IFIL — Investments SpA	572,726
800,000	Pirelli & Co. SpA	762,980
9,993	Telecom Italia SpA, ADR	291,796
5,611	Telecom Italia SpA, ADR, SAV (f)	148,916
97,608	UniCredito Italiano SpA	701,437

		6,709,947

Japan — 25.4%
50,000	Asahi Glass Co., Ltd.	747,239
98,000	Bank of Nagoya, Ltd.	772,676
14,000	Bridgestone Corporation	292,014
12,800	Canon, Inc.	847,171
8,600	Canon, Inc., ADR	568,030
20,000	Credit Saison Co., Ltd.	1,106,202

3

3,150	Daiei, Inc. (The) †	203,175
6,600	Denso Corporation, ADR (f)	1,040,427
42,500	EDION Corporation	1,018,267
2,850	Eisai Company Ltd., ADR (f)	124,046
5,000	Fuji Photo Film Company Ltd., ADR	167,600
31,000	Hankyu Department Stores, Inc.	286,822
135,000	HASEKO Corporation †	509,261
15,700	Hitachi Ltd., ADR	1,111,717
7,000	Honda Motor Co., Ltd.	433,560
18,100	Honda Motor Co., Ltd., ADR	560,376
600	Kao Corporation, ADR (f)	157,650
425	KDDI Corporation	2,271,240
76,000	Kintetsu Corp.	296,381
9,500	Kirin Brewery Company Ltd., ADR (f)	128,630
123,000	Kiyo Holdings, Inc. †	343,815
6,000	Konami Corp.	151,147
50,000	Kyowa Hakko Kogyo Co., Ltd.	365,336
54,000	Matsushita Electric Industrial Company Ltd., ADR	1,195,560
50,925	MEDICEO Holdings Co., Ltd	823,799
3,400	Millea Holdings, Inc., ADR	335,342
62,495	Mitsubishi UFJ Financial Group, Inc., ADR (f)	950,549
600	Mitsui & Company Ltd., ADR (f)	173,580
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (f)	1,546,860
48	Mizuho Financial Group, Inc.	392,727
41,000	NEC Corporation	288,080
113,300	NEC Corporation, ADR †,(f)	797,632
37,000	Nichirei Corporation	179,499
41,500	Nikko Cordial Corporation, ADR (f)	692,012
40,400	Nintendo Company Ltd., ADR (f)	751,440
204,000	Nippon Meat Packers, Inc.	2,137,060
77,500	Nippon Mining Holdings, Inc.	653,845
68,000	Nippon Oil Corporation	533,254
11,600	Nippon Telegraph & Telephone Corporation, ADR (f)	249,980
4,600	Nippon Yusen Kabushiki Kaisha, ADR	281,003
88,000	Nishi-Nippon City Bank, Ltd.	480,000
290,000	Nishimatsu Construction Co., Ltd.	1,187,596
31,000	Nissan Motor Co., Ltd.	368,207
21,850	Nissan Motor Co., Ltd., ADR (f)	519,593
59,000	Nissan Shatai Co., Ltd.	409,040
98,000	Nissay Dowa General Insurance Company, Limited	690,246
93,500	Nisshin Steel Co., Ltd.	324,112
19,000	Nomura Holdings, Inc., ADR (f)	421,230
400	NTT DoCoMo, Inc.	591,334
48,450	NTT DoCoMo, Inc., ADR (f)	715,606
48,000	Oki Electric Industry Company Ltd.	153,339
2,105	Orix Corporation, ADR (f)	326,907
62	Resona Holdings, Inc. †	213,339
175	SBI Holdings, Inc.	99,023
8,350	Seiko Epson Corporation	230,565

4

82,000	Sekisui Chemical Co., Ltd.	694,596
16,600	Skylark Co. Ltd.	296,882
16,000	Sony Corporation, ADR	737,120
109,000	Sumitomo Forestry Co., Ltd.	1,104,817
200,000	Sumitomo Osaka Cement Co., Ltd.	728,972
15,000	Sumitomo Trust and Banking Co., Ltd. (The)	173,577
52,200	SUZUKEN Co., Ltd.	1,636,517
10,200	Takeda Chemical Industries Ltd.	581,495
9,600	TIS Inc.	259,371
26,200	Tokyo Steel Manufacturing Co., Ltd.	532,014
18,000	TonenGeneral Sekiyu K.K.	183,212
81,000	Toshiba Corporation	470,722
30,000	Toshiba TEC Corporation	157,264
58,000	Tosoh Corporation	289,754
28,000	Uniden Corporation	449,142
111,000	UNY Co., Ltd.	1,775,811
48	West Japan Railway Company	202,685
18,400	Yamaha Corporation, ADR †	324,366

		42,813,458

Netherlands — 5.1%
16,848	ABN AMRO Holding, ADR	503,418
120,207	AEGON Insurance, NYR	2,215,415
2,800	Akzo Nobel, ADR	147,700
12,900	European Aeronautic Defence and Space Company †	543,554
177	Indigo N.V. †,(g)	0
21,279	ING Groep N.V., ADR	838,393
106,300	James Hardie Industries	721,430
15,000	Nutreco Holding NV	872,168
20,100	Royal Dutch Shell PLC, Class A, ADR	1,251,426
13,360	Royal Dutch Shell PLC, Class B	870,404
23,219	Royal KPN NV, ADR (f)	261,910
5,500	Unilever NV, NYR (f)	380,710

		8,606,528

New Zealand — 0.4%
425,100	Tower Ltd. †	683,015

Norway — 0.7%
11,500	Statoil ASA, ADR	327,520
45,438	Telenor ASA	488,797
10,200	Telenor ASA, ADR (f)	330,684

		1,147,001

Portugal — 0.2%
3,500	Electricidade de Portugal SA, ADR (f)	137,130
166,400	Sonae, SGPS, SA	272,230

		409,360

5

Singapore — 1.3%
389,536	SembCorp Industries Limited	843,752
664,700	SembCorp Logistics Limited	728,111
233,650	SembCorp Marine Limited	412,107
16,007	Singapore Telecommunications Limited, ADR (f)	261,314

		2,245,284

Spain — 2.8%
103,000	Acerinox SA	1,686,325
60,360	Banco Santander Central Hispano SA, ADR (f)	881,860
10,200	Endesa SA, ADR	327,930
237,800	Iberia Lineas Aereas de Espana SA	657,045
21,602	Telefonica SA	339,010
16,552	Telefonica SA, ADR	777,447

		4,669,617

Sweden — 3.5%
52,023	Atlas Copco AB, ADR, Class A (f)	1,469,650
5,000	ForeningsSparbanken AB, ADR (f)	140,819
98,000	Nordea Bank AB	1,211,081
2,550	Sandvik AB, ADR (f)	150,960
29,500	SSAB Svenskt Stal AB, Series A	1,412,788
25,000	Swedish Match AB	341,850
24,900	Volvo AB, ADR	1,160,838

		5,887,986

Switzerland — 6.8%
38,550	Credit Suisse Group, ADR (f)	2,153,403
1,705	Nestle SA	506,144
15,600	Nestle SA, ADR	1,130,220
7,361	Novartis AG	409,368
26,832	Novartis AG, ADR	1,487,566
3,281	Roche Holding Ltd.	488,507
13,600	Roche Holding Ltd., ADR	1,012,450
6,400	Swisscom AG, ADR (f)	207,104
5,394	Syngenta AG, ADR (f)	151,625
10,890	UBS AG (h)	1,197,573
6,029	UBS AG (h)	662,258
22,300	Xstrata PLC	721,801
56,800	Zurich Financial Services AG, ADR †	1,331,960

		11,459,979

United Kingdom — 21.5%
16,500	Amvescap PLC, ADR (f)	311,190
32,500	Anglo American PLC, ADR (f)	636,025
22,400	AstraZeneca PLC, ADR (f)	1,125,152
53,100	Aviva PLC	737,586
10,200	BAA PLC, ADR (f)	146,880
15,600	Barclays PLC, ADR (f)	730,080
16,292	BG Group PLC, ADR (f)	1,021,671

6

22,000	BHP Billiton PLC	401,913
11,886	BHP Billiton PLC, ADR †,(f)	442,753
6,600	BOC Group PLC, ADR (f)	353,760
179,000	Bodycote International PLC	858,345
95,376	BP PLC	1,095,318
44,800	BP PLC, ADR (f)	3,088,512
9,800	British Airways PLC, ADR †,(f)	601,426
19,200	British American Tobacco PLC	465,011
10,391	British American Tobacco PLC, ADR (f)	505,003
38,700	British Land Company PLC	834,415
22,500	Burren Energy PLC	372,737
29,400	Cadbury Schweppes PLC, ADR (f)	1,176,000
126,460	Cobham PLC	413,058
380,000	COLT Telecom Group PLC †	483,605
7,283	Diageo PLC, ADR (f)	461,961
285,900	GKN PLC, ADR	1,636,777
24,618	GlaxoSmithKline PLC	643,708
28,336	GlaxoSmithKline PLC, ADR (f)	1,482,256
14,200	Go-Ahead Group PLC (The)	447,780
8,342	GUS PLC, ADR (f)	159,749
12,500	HBOS PLC, ADR (f)	636,562
10,450	Homeserve PLC	263,259
40,000	HSBC Holdings PLC, ADR (f)	3,351,200
37,000	Imperial Chemical Industries PLC, ADR (f)	889,480
3,525	Imperial Tobacco Group PLC, ADR (f)	211,077
39,200	Informa PLC	327,420
179,300	International Power PLC	881,589
86,000	Laird Group PLC	667,144
13,400	Lloyds TSB Group PLC, ADR (f)	515,766
2,980	Marks & Spencer Group PLC, ADR	173,138
5,238	National Grid PLC, ADR (f)	259,962
3,000	Reed Elsevier PLC, ADR (f)	115,020
9,500	Rexam PLC, ADR (f)	459,329
2,600	Rio Tinto PLC, ADR (f)	538,200
34,400	Royal Bank of Scotland Group PLC	1,119,427
9,694	SABMiller PLC, ADR (f)	194,365
8,300	Scottish & Southern Energy PLC, ADR	163,717
30,400	Scottish Power PLC, ADR (f)	1,224,816
21,800	Shire Pharmaceuticals Group PLC, ADR (f)	1,013,482
76,000	Sibir Energy PLC †	626,871
19,638	Standard Chartered PLC	488,585
16,400	Telent PLC, NA †	143,749
7,053	Unilever PLC, ADR	289,667
23,200	United Business Media PLC, ADR	292,432

7

32,023	Vodafone Group PLC, ADR (f)	669,281
2,850	Wolseley PLC, ADR (f)	141,645

		36,289,854

TOTAL COMMON STOCKS
(Cost $121,504,311)		166,333,969

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $926,479)
Multi-Country — 0.6%
16,000	iShares MSCI EAFE Index Fund	1,038,720

Principal
Amount

REPURCHASE AGREEMENT(d) — 0.1%
(Cost $161,000)
$161,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $161,060 on 04/03/2006, collateralized by $175,000 FNMA, 5.700% maturing 03/27/2023 (value $166,469)	161,000

Shares

RIGHT 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(g)	5,634

COLLATERAL FOR SECURITIES ON LOAN(e) — 19.1%
(Cost $32,270,053)
32,270,053	State Street Navigator Securities Trust — Prime Portfolio (i)	32,270,053

TOTAL INVESTMENTS
(Cost $154,861,843)(j)	118.4%	$199,809,376

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder International Equity Fund (the “Fund”) as of March 31, 2006. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government. As of March 31, 2006, more than 25% of the Fund’s net assets

8

were invested in securities of issuers with headquarters in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. The Fund, therefore, may be subject to additional risks compared to funds that invest more broadly across countries.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above). At March 31, 2006, these securities represent $5,634, less than 0.1% of net assets.

(h)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(i)	At March 31, 2006, the market value of the securities on loan is $31,333,224.

(j)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $46,807,538, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,860,005 and net appreciation for financial reporting purposes was

9

$44,947,533. At March 31, 2006, aggregate cost for financial reporting purposes was $154,861,843.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
NYR  — New York Registered Shares
SAV  — Savings Shares
THB  — Thailand Baht

10

At March 31, 2006, industry diversification of the Fund was as follows:

COMMON STOCKS:
Commercial Banks	13.2%	$22,353,421
Oil, Gas & Consumable Fuels	8.3	14,051,523
Insurance	7.2	12,123,001
Pharmaceuticals	7.0	11,873,778
Metals & Mining	4.5	7,523,542
Electric Utilities	4.2	7,012,489
Food Products	3.8	6,491,969
Diversified Financial Services	3.3	5,544,978
Diversified Telecommunication Services	3.2	5,324,638
Capital Markets	2.8	4,677,444
Wireless Telecommunication Services	2.5	4,247,462
Auto Components	2.4	4,001,082
Airlines	2.1	3,590,454
Household Durables	2.0	3,460,904
Machinery	1.9	3,193,554
Automobiles	1.6	2,671,351
Chemicals	1.5	2,472,102
Health Care Equipment & Supplies	1.5	2,460,316
Electronic Equipment & Instruments	1.4	2,406,847
Multiline Retail	1.3	2,235,772
Real Estate	1.3	2,200,545
Specialty Retail	1.3	2,139,828
Construction Materials	1.2	2,083,993
Textiles, Apparel & Luxury Goods	1.2	2,064,241
Construction & Engineering	1.2	2,031,347
Industrial Conglomerates	1.2	1,967,315
Media	1.1	1,937,062
Multi-Utilities	1.0	1,658,956
Office Electronics	1.0	1,645,766
Food & Staples Retailing	1.0	1,633,836
Paper & Forest Products	0.9	1,557,944
Tobacco	0.9	1,522,941
Consumer Finance	0.8	1,433,109
Hotels, Restaurants & Leisure	0.8	1,407,518
Information Technology Services	0.8	1,365,112
Computers & Peripherals	0.7	1,239,051
Aerospace & Defense	0.6	956,612
Beverages	0.6	949,007
Road & Rail	0.6	946,845
Software	0.5	902,587
Independent Power Producers & Energy Traders	0.5	881,589
Communications Equipment	0.5	769,011
Building Products	0.4	747,239
Air Freight & Logistics	0.4	728,112
Energy Equipment & Services	0.4	626,871
Thrifts & Mortgage Finance	0.3	472,907
Containers & Packaging	0.3	459,329

11

Gas Utilities	0.3		451,031
Electrical Equipment	0.2		365,948
Trading Companies & Distributors	0.2		315,225
Marine	0.2		281,003
Distributors	0.1		243,583
Leisure Equipment & Products	0.1		167,600
Internet & Catalog Retail	0.1		159,749
Personal Products	0.1		157,650
Transportation Infrastructure	0.1		146,880

TOTAL COMMON STOCKS	98.6		166,333,969
INVESTMENT COMPANY SECURITY	0.6		1,038,720
REPURCHASE AGREEMENT	0.1		161,000
RIGHT	0.0	#	5,634
COLLATERAL FOR SECURITIES ON LOAN	19.1		32,270,053

TOTAL INVESTMENTS	118.4%		$199,809,376

#	Amount represents less than 0.1% of net assets.

12

Munder Internet Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 97.6%
Consumer Discretionary — 21.6%
Hotels, Restaurants & Leisure — 0.8%
67,200	Ctrip.com International Ltd., ADR (f)	$5,557,440

Internet & Catalog Retail — 18.3%
245,000	Amazon.com, Inc. †,(f)	8,944,950
291,318	Celebrate Express, Inc. †,(f)	3,670,607
62,000	DoveBid, Inc. †,(g),(h),(i)	0
235,000	drugstore.com, inc. †,(f)	726,150
344,800	eDiets.com, Inc. †,(f)	1,837,784
1,107,188	Expedia, Inc. †,(f)	22,442,701
179,000	FTD Group, Inc. †,(f)	1,734,510
405,000	GSI Commerce, Inc. †,(f)	6,885,000
1,138,211	IAC/InterActiveCorp †,(f)	33,543,078
579,082	Netflix, Inc. †,(f)	16,787,587
98,000	PetMed Express, Inc. †,(f)	1,741,460
481,916	priceline.com Incorporated †,(f)	11,970,793
574,775	Stamps.com Inc. †,(f)	20,266,567

		130,551,187

Media — 2.5%
190,000	Digital Music Group, Inc. †,(f)	1,780,490
218,000	Getty Images, Inc. †,(f)	16,323,840

		18,104,330

Total Consumer Discretionary		154,212,957

Financials — 3.4%
Capital Markets — 3.4%
471,000	E*TRADE Financial Corporation †,(f)	12,707,580
574,400	TD AMERITRADE Holding Corporation †	11,987,728

		24,695,308

Industrials — 4.3%
Commercial Services & Supplies — 4.3%
75,000	51job, Inc., ADR †,(f)	1,155,000
592,300	Monster Worldwide, Inc. †,(f)	29,532,078

		30,687,078

1

Information Technology — 67.8%
Communications Equipment — 3.6%
613,300	Cisco Systems, Inc. †	13,290,211
132,000	Motorola, Inc. (f)	3,024,120
186,000	QUALCOMM Incorporated	9,413,460

		25,727,791

Computers & Peripherals — 6.4%
309,500	Apple Computer, Inc. †,(f)	19,411,840
1,321,700	EMC Corporation †	18,014,771
94,000	Hewlett-Packard Company	3,092,600
50,000	International Business Machines Corporation	4,123,500
24,054	Rackable Systems, Inc. †,(f)	1,271,254

		45,913,965

Information Technology Services — 1.9%
265,000	CheckFree Corporation †,(f)	13,382,500

Internet Software & Services — 41.9%
402,000	24/7 Real Media, Inc. †,(f)	4,204,920
83,000	Akamai Technologies, Inc. †,(f)	2,729,870
145,000	Aptimus, Inc. †	936,700
519,000	aQuantive, Inc. †,(f)	12,217,260
386,500	Autobytel, Inc. †,(f)	1,862,930
15,900	Baidu.com †	891,513
264,619	Bankrate, Inc. †,(f)	11,526,803
848,113	CNET Networks, Inc. †,(f)	12,051,686
50,981	Digital River, Inc. †,(f)	2,223,281
283,000	Digitas Inc. †,(f)	4,075,200
796,001	eBay, Inc. †,(f)	31,091,799
137,418	Google Inc., Class A †,(f)	53,593,020
3,903,470	HomeStore, Inc. †,(f)	25,606,763
250,965	HouseValues, Inc. †,(f)	2,067,951
432,000	Hurray! Holding Co., Ltd., ADR †,(f)	3,762,720
495,000	iVillage Inc. †,(f)	4,162,950
114,000	j2 Global Communications, Inc. †,(f)	5,358,000
585,100	Knot, Inc. (The) †,(f)	10,590,310
113,500	Liquidity Services, Inc. †	1,390,375
176,000	LivePerson, Inc. †,(f)	1,274,240
720,000	NetEase.com, Inc., ADR †,(f)	17,668,800
97,000	Openwave Systems Inc. †,(f)	2,093,260
781,000	SINA Corporation †,(f)	21,789,900
389,000	Sohu.com, Inc. †,(f)	10,382,410
1,284,000	Tencent Holdings Ltd †	2,159,541
255,500	TOM Online, Inc., ADR †,(f)	6,499,920
90,000	Travelzoo Inc. †,(f)	1,762,200
572,729	ValueClick, Inc. †,(f)	9,690,575

2

219,600	Websense, Inc. †,(f)	6,056,568
924,580	Yahoo! Inc. †	29,826,951

		299,548,416

Semiconductors & Semiconductor Equipment — 4.3%
241,000	Advanced Micro Devices, Inc. †,(f)	7,991,560
137,000	Altera Corporation †,(f)	2,827,680
94,000	KLA-Tencor Corporation (f)	4,545,840
225,000	Maxim Integrated Products, Inc.	8,358,750
157,000	Novellus Systems, Inc. †,(f)	3,768,000
112,000	Texas Instruments Incorporated	3,636,640

		31,128,470

Software — 9.7%
164,400	Adobe Systems Incorporated †,(f)	5,740,848
126,950	Blackboard, Inc. †,(f)	3,606,650
204,000	Check Point Software Technologies Ltd. †,(f)	4,084,080
415,184	Intermap Technologies Corp. †	2,037,080
285,000	KongZhong Corporation, ADR †,(f)	3,764,850
1,219,000	Microsoft Corporation (f)	33,168,990
309,000	Oracle Corporation †,(f)	4,230,210
145,800	Red Hat, Inc. †,(f)	4,079,484
107,000	salesforce.com, inc. †,(f)	3,887,310
323,500	Shanda Interactive Entertainment Limited, ADR †,(f)	4,642,225

		69,241,727

Total Information Technology		484,942,869

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
499,000	Linktone Ltd., ADR †,(f)	3,268,450

TOTAL COMMON STOCKS
(Cost $676,755,814)		697,806,662

LIMITED PARTNERSHIPS — 0.7%
Information Technology — 0.7%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P. †,(g),(h),(i)	632,999
2,848,467	@Ventures III, L.P. †,(g),(h),(i)	259,501

		892,500

Multi-Industry — 0.6%
4,250,000	New Enterprise Associates 10, L.P. †,(g),(h),(i),(j)	3,159,913
1,507,032	Trident Capital Fund V, L.P. †,(g),(h),(i),(j)	1,061,733

		4,221,646

TOTAL LIMITED PARTNERSHIPS
(Cost $8,755,704)		5,114,146

3

PREFERRED STOCK — 0.0%
(Cost $213,440)
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(g),(h),(i)	0

Principal Amount

REPURCHASE AGREEMENT(d) — 2.0%
(Cost $14,488,000)
$14,488,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $14,493,433 on 04/03/2006, collateralized by $15,120,000 FNMA, 4.125% maturing 05/15/2010 (value $14,779,800)	14,488,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 22.0%
(Cost $157,563,314)
157,563,314	State Street Navigator Securities Trust — Prime Portfolio(k)	157,563,314

TOTAL INVESTMENTS
(Cost $857,776,272)(l)	122.3%	$874,972,122

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Internet Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in equity securities of domestic and, to a lesser extent, foreign companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

4

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $5,114,146, 0.7% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,114,146, 0.7% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	360,752
	1/05/01	180,376
	7/27/01	90,188
	9/26/01	180,376
	1/16/02	190,842
	4/23/02	190,842
	7/12/02	190,842
	11/12/02	190,842

5

	2/04/03	192,981
	7/16/03	195,614
	9/19/03	201,846
	12/10/03	202,480
	4/19/04	203,193
	8/16/04	205,668
	12/28/04	219,450
	7/11/05	120,898
	1/13/06	125,000
	3/10/06	125,000
Trident Capital Fund V, L.P.	10/18/00	249,996
	6/26/02	88,232
	11/08/02	88,232
	1/15/03	176,464
	10/01/03	89,212
	12/05/03	89,212
	2/06/04	89,212
	6/10/04	93,198
	11/23/04	94,408
	1/28/05	94,408
	8/02/05	56,645
	10/17/05	80,866

(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2006, the Fund had total commitments to contribute $1,360,568 to various issuers when and if required.

(k)	As of March 31, 2006, the market value of the securities on loan is $155,765,328.

(l)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $113,888,117, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $96,692,267 and net appreciation for financial reporting purposes was $17,195,850. At March 31, 2006, aggregate cost for financial reporting purposes was $857,776,272.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

6

At March 31, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.3%	$610,142,733
China	11.4	81,542,769
Israel	0.6	4,084,080
Canada	0.3	2,037,080

TOTAL COMMON STOCKS	97.6	697,806,662
LIMITED PARTNERSHIPS	0.7	5,114,146
PREFERRED STOCK	0.0	0
REPURCHASE AGREEMENT	2.0	14,488,000
COLLATERAL FOR SECURITIES ON LOAN	22.0	157,563,314

TOTAL INVESTMENTS	122.3%	$874,972,122

7

Munder Large-Cap Core Growth Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.1%
Consumer Discretionary — 10.6%
Household Durables — 2.4%
52,800	D.R. Horton, Inc.	$1,754,016
47,600	Pulte Homes, Inc.	1,828,792

		3,582,808

Multiline Retail — 2.3%
36,800	Nordstrom, Inc.	1,441,824
39,500	Target Corporation	2,054,395

		3,496,219

Specialty Retail — 5.9%
36,550	Advance Auto Parts, Inc.	1,521,942
41,000	Bed Bath & Beyond, Inc. †	1,574,400
40,967	Lowe’s Companies, Inc.	2,639,914
34,466	O’Reilly Automotive, Inc. †,(e)	1,260,077
77,250	Staples, Inc.	1,971,420

		8,967,753

Total Consumer Discretionary		16,046,780

Consumer Staples — 7.6%
Beverages — 2.7%
54,200	Constellation Brands, Inc., Class A †	1,357,710
47,600	PepsiCo, Inc.	2,750,804

		4,108,514

Food & Staples Retailing — 2.2%
33,033	Wal-Mart Stores, Inc.	1,560,479
42,233	Walgreen Company	1,821,509

		3,381,988

Household Products — 2.7%
69,634	Procter & Gamble Company (The)	4,012,311

Total Consumer Staples		11,502,813

Energy — 10.5%
Energy Equipment & Services — 1.9%
31,500	BJ Services Company	1,089,900
7,919	Noble Corporation	642,231
9,300	Schlumberger Limited	1,177,101

		2,909,232

1

Oil, Gas & Consumable Fuels — 8.6%
11,200	BP PLC, ADR	772,128
31,700	ConocoPhillips	2,001,855
79,300	Exxon Mobil Corporation	4,826,198
26,600	Ultra Petroleum Corp. †	1,657,446
31,200	Valero Energy Corporation	1,865,136
39,900	XTO Energy Inc.	1,738,443

		12,861,206

Total Energy		15,770,438

Financials — 20.0%
Capital Markets — 1.1%
18,500	Franklin Resources, Inc.	1,743,440

Commercial Banks — 2.0%
46,300	Wells Fargo & Company	2,957,181

Consumer Finance — 3.9%
38,300	American Express Company	2,012,665
22,800	Capital One Financial Corporation	1,835,856
39,000	SLM Corporation	2,025,660

		5,874,181

Diversified Financial Services — 1.3%
35,700	CIT Group Inc.	1,910,664

Insurance — 7.5%
56,381	American International Group, Inc.	3,726,220
50,642	Brown & Brown, Inc. (e)	1,681,315
27,700	Manulife Financial Corporation	1,738,729
33,000	Prudential Financial, Inc.	2,501,730
28,650	W. R. Berkley Corporation	1,663,419

		11,311,413

Real Estate — 2.1%
45,480	General Growth Properties, Inc., REIT	2,222,607
21,100	New Century Financial Corporation, REIT (e)	971,022

		3,193,629

Thrifts & Mortgage Finance — 2.1%
21,100	Federal Home Loan Mortgage Corporation	1,287,100
27,700	Golden West Financial Corporation	1,880,830

		3,167,930

Total Financials		30,158,438

Health Care — 13.0%
Biotechnology — 2.7%
34,355	Amgen, Inc. †	2,499,326
17,600	Genentech, Inc. †	1,487,376

		3,986,702

2

Health Care Equipment & Supplies — 2.4%
39,600	Medtronic, Inc.	2,009,700
36,100	Stryker Corporation	1,600,674

		3,610,374

Health Care Providers & Services — 5.6%
35,743	Caremark Rx, Inc. †	1,757,841
18,116	Express Scripts, Inc. †	1,592,396
15,900	Quest Diagnostics Incorporated	815,670
35,644	UnitedHealth Group, Inc.	1,991,074
29,100	WellPoint, Inc. †	2,253,213

		8,410,194

Pharmaceuticals — 2.3%
59,473	Johnson & Johnson	3,521,991

Total Health Care		19,529,261

Industrials — 14.0%
Aerospace & Defense — 2.3%
27,763	L-3 Communications Holdings, Inc.	2,381,788
19,600	United Technologies Corporation	1,136,212

		3,518,000

Air Freight & Logistics — 1.8%
34,200	United Parcel Service, Inc., Class B	2,714,796

Electrical Equipment — 1.3%
24,100	Emerson Electric Co.	2,015,483

Industrial Conglomerates — 4.3%
25,100	3M Company	1,899,819
129,448	General Electric Company	4,502,201

		6,402,020

Machinery — 2.1%
48,900	Danaher Corporation	3,107,595

Road & Rail — 2.2%
60,800	Norfolk Southern Corporation	3,287,456

Total Industrials		21,045,350

Information Technology — 15.3%
Communications Equipment — 2.4%
165,517	Cisco Systems, Inc. †	3,586,753

Computers & Peripherals — 4.1%
34,400	Apple Computer, Inc. †	2,157,568
72,688	Dell, Inc. †	2,163,195
137,600	EMC Corporation †	1,875,488

		6,196,251

Electronic Equipment & Instruments — 0.9%
24,000	CDW Corporation	1,412,400

3

Information Technology Services — 2.3%
58,100	Accenture Ltd., Class A	1,747,067
39,500	Satyam Computer Services Ltd., ADR (e)	1,728,520

		3,475,587

Semiconductors & Semiconductor Equipment — 2.8%
25,400	Marvell Technology Group Ltd. †	1,374,140
37,000	Maxim Integrated Products, Inc.	1,374,550
40,100	Microchip Technology Incorporated	1,455,630

		4,204,320

Software — 2.8%
200,800	Oracle Corporation †	2,748,952
82,708	Symantec Corporation †	1,391,976

		4,140,928

Total Information Technology		23,016,239

Materials — 2.6%
Chemicals — 1.3%
37,000	Praxair, Inc.	2,040,550

Construction Materials — 1.3%
33,800	Florida Rock Industries, Inc.	1,900,236

Total Materials		3,940,786

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
27,700	ALLTEL Corporation	1,793,575
60,282	Sprint Nextel Corporation	1,557,687

		3,351,262

Utilities — 1.3%
Electric Utilities — 1.3%
38,300	Exelon Corporation	2,026,070

TOTAL COMMON STOCKS
(Cost $118,563,312)		146,387,437

Principal Amount

REPURCHASE AGREEMENT(c) — 2.9%
(Cost $4,381,000)
$4,381,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $4,382,643 on 04/03/2006, collateralized by $4,575,000 FNMA, 4.125% maturing 05/15/2010 (value $4,472,063)	4,381,000

4

Shares

COLLATERAL FOR SECURITIES ON LOAN (d) — 3.3%
(Cost $4,995,244)
4,995,244	State Street Navigator Securities Trust — Prime Portfolio (f)	4,995,244

TOTAL INVESTMENTS
(Cost $127,939,556)(g)	103.3%	$155,763,681

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Core Growth Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	At March 31, 2006, the market value of the securities on loan is $4,948,759.

5

(g)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,047,925, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,223,800 and net appreciation for financial reporting purposes was $27,824,125. At March 31, 2006, aggregate cost for financial reporting purposes was $127,939,556.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FNMA  — Federal National Mortgage Association
REIT  — Real Estate Investment Trust

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a), (b)

Shares		Value (c)

COMMON STOCKS — 96.0%
Consumer Discretionary — 10.3%
Auto Components — 1.0%
15,615	Magna International, Inc., Class A (f)	$1,181,899

Automobiles — 0.8%
17,210	Harley-Davidson, Inc.	892,855

Hotels, Restaurants & Leisure — 0.9%
13,242	Harrah’s Entertainment, Inc.	1,032,346

Household Durables — 1.5%
15,624	Centex Corporation	968,532
21,720	Pulte Homes, Inc.	834,482

		1,803,014

Media — 3.7%
86,324	Comcast Corporation, Class A Special †	2,254,783
15,120	Omnicom Group, Inc.	1,258,740
47,030	Time Warner Inc.	789,634

		4,303,157

Specialty Retail — 1.7%
48,430	Home Depot, Inc. (The)	2,048,589

Textiles, Apparel & Luxury Goods — 0.7%
9,560	NIKE, Inc., Class B	813,556

Total Consumer Discretionary		12,075,416

Consumer Staples — 4.0%
Food & Staples Retailing — 1.7%
27,150	CVS Corporation	810,971
54,890	Kroger Co. (The) †	1,117,560

		1,928,531

Food Products — 2.3%
45,820	Cadbury Schweppes PLC, ADR (f)	1,832,800
17,970	General Mills, Inc.	910,720

		2,743,520

Total Consumer Staples		4,672,051

Energy — 12.6%
Energy Equipment & Services — 2.4%
16,620	Noble Corporation	1,347,882
30,750	Weatherford International Ltd. †	1,406,813

		2,754,695

1

Oil, Gas & Consumable Fuels — 10.2%
32,880	Apache Corporation	2,153,969
26,098	Chevron Corporation	1,512,901
37,390	ConocoPhillips	2,361,178
74,849	Exxon Mobil Corporation	4,555,310
10,220	Total SA, ADR (f)	1,346,281

		11,929,639

Total Energy		14,684,334

Financials — 36.0%
Capital Markets — 5.6%
39,430	Bank of New York Company, Inc. (The)	1,421,057
12,911	Goldman Sachs Group, Inc. (The)	2,026,511
39,420	Merrill Lynch & Co., Inc	3,104,719

		6,552,287

Commercial Banks — 7.9%
54,452	Bank of America Corporation	2,479,744
59,590	U.S. Bancorp	1,817,495
36,880	Wachovia Corporation	2,067,124
24,788	Wells Fargo & Company	1,583,209
15,520	Zions Bancorporation	1,283,970

		9,231,542

Consumer Finance — 1.1%
25,400	American Express Company	1,334,770

Diversified Financial Services — 8.5%
32,550	CIT Group Inc.	1,742,076
97,471	Citigroup, Inc.	4,603,555
87,109	JPMorgan Chase & Co.	3,627,219

		9,972,850

Insurance — 5.8%
30,756	ACE Limited	1,599,619
23,880	Allstate Corporation (The)	1,244,387
12,554	American International Group, Inc.	829,694
36,400	Genworth Financial, Inc., Class A	1,216,852
22,760	Hartford Financial Services Group, Inc.	1,833,318

		6,723,870

Real Estate — 2.3%
29,918	General Growth Properties, Inc., REIT	1,462,093
22,380	ProLogis, REIT	1,197,330

		2,659,423

2

Thrifts & Mortgage Finance — 4.8%
23,972	Federal Home Loan Mortgage Corporation	1,462,292
57,530	PMI Group, Inc. (The) (f)	2,641,778
36,260	Washington Mutual, Inc. (f)	1,545,401

		5,649,471

Total Financials		42,124,213

Health Care — 6.4%
Health Care Providers & Services — 2.4%
36,408	WellPoint, Inc. †	2,819,071

Pharmaceuticals — 4.0%
13,450	Johnson & Johnson	796,509
110,910	Pfizer, Inc.	2,763,877
23,540	Wyeth	1,142,161

		4,702,547

Total Health Care		7,521,618

Industrials — 6.9%
Aerospace & Defense — 1.9%
39,108	United Technologies Corporation	2,267,091

Commercial Services & Supplies — 1.3%
51,620	ARAMARK Corporation, Class B (f)	1,524,855

Industrial Conglomerates — 1.1%
37,010	General Electric Company	1,287,208

Machinery — 2.6%
31,100	Danaher Corporation	1,976,405
14,610	Eaton Corporation	1,066,091

		3,042,496

Total Industrials		8,121,650

Information Technology — 6.5%
Communications Equipment — 1.1%
62,250	Nokia Corporation, ADR	1,289,820

Computers & Peripherals — 1.6%
21,503	Hewlett-Packard Company	707,449
13,898	International Business Machines Corporation	1,146,168

		1,853,617

Electronic Equipment & Instruments — 0.9%
19,750	Amphenol Corporation, Class A (f)	1,030,555

Information Technology Services — 1.2%
46,710	Accenture Ltd., Class A	1,404,570

3

Software — 1.7%
53,470	Check Point Software Technologies Ltd. †	1,070,469
18,130	Intuit, Inc. †	964,335

		2,034,804

Total Information Technology		7,613,366

Materials — 4.6%
Chemicals — 3.0%
14,170	BASF AG, ADR	1,110,928
27,588	Praxair, Inc.	1,521,478
17,920	Scotts Miracle-Gro Company (The) (f)	820,019

		3,452,425

Metals & Mining — 1.6%
18,300	Nucor Corporation	1,917,657

Total Materials		5,370,082

Telecommunication Services — 3.9%
Diversified Telecommunication Services — 2.9%
46,416	AT&T Inc.	1,255,089
62,380	BellSouth Corporation	2,161,467

		3,416,556

Wireless Telecommunication Services — 1.0%
17,151	ALLTEL Corporation	1,110,527

Total Telecommunication Services		4,527,083

Utilities — 4.8%
Electric Utilities — 2.9%
18,180	American Electric Power Company, Inc.	618,483
9,815	Edison International	404,182
15,832	Exelon Corporation	837,513
12,400	FirstEnergy Corp.	606,360
12,108	FPL Group, Inc.	486,015
14,590	Southern Company (The) (f)	478,114

		3,430,667

Gas Utilities — 0.3%
9,666	Equitable Resources, Inc.	352,906

Independent Power Producers & Energy Traders — 0.7%
25,663	Duke Energy Corporation (f)	748,076

Multi-Utilities — 0.9%
9,310	Dominion Resources, Inc.	642,669
10,062	Wisconsin Energy Corporation	402,380

		1,045,049

Total Utilities		5,576,698

TOTAL COMMON STOCKS
(Cost $87,210,683)		112,286,511

4

Principal Amount

REPURCHASE AGREEMENT(d) — 4.0%
(Cost $4,744,000)
$4,744,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $4,745,779 on 04/03/2006, collateralized by $4,955,000 FNMA, 4.125%, maturing 05/15/2010 (value $4,843,513)	4,744,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 11.1%
(Cost $12,966,221)
12,966,221	State Street Navigator Securities Lending Trust — Prime Portfolio (g)	12,966,221

TOTAL INVESTMENTS
(Cost $104,920,904)(h)	111.1%	$129,996,732

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Value Fund (the “Fund”) as of March 31, 2006.

(b)	As of March 31, 2006, more than 25% of the Fund’s net assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

5

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	At March 31, 2006, the market value of the securities on loan is $12,672,713.

(h)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,320,795, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,244,967 and net appreciation for financial reporting purposes was $25,075,828. At March 31, 2006, aggregate cost for financial reporting purposes was $104,920,904.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

6

At March 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.7%	$101,450,124
Bermuda	2.6	3,004,189
United Kingdom	1.6	1,832,800
France	1.2	1,346,281
Finland	1.1	1,289,820
Canada	1.0	1,181,899
Germany	0.9	1,110,928
Israel	0.9	1,070,470

TOTAL COMMON STOCKS	96.0	112,286,511
REPURCHASE AGREEMENT	4.0	4,744,000
COLLATERAL FOR SECURITIES ON LOAN	11.1	12,966,221

TOTAL INVESTMENTS	111.1%	$129,996,732

7

Liquidity Money Market Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 8.9%
Domestic Securities — 6.7%
$3,000,000	BB&T Corporation, 4.840% due 06/16/2006	$3,000,000
3,000,000	Washington Mutual, Inc., 4.460% due 04/04/2006	3,000,000
3,000,000	Wells Fargo Bank NA, 4.733% due 03/22/2007	3,000,000

		9,000,000

Yankee Security — 2.2%
3,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 55.8%
Domestic Securities — 42.4%
3,000,000	Barton Capital LLC, 4.700% due 05/03/2006 (d)	2,987,467
3,000,000	CAFCO LLC, 4.730% due 04/20/2006 (d)	2,992,511
3,000,000	CIESCO, L.P., 4.450% due 04/07/2006 (d)	2,997,775
3,000,000	CRC Funding LLC, 4.580% due 04/17/2006 (d)	2,993,893
3,000,000	Crown Point Capital Company, 4.750% due 05/18/2006 (d)	2,981,396
3,000,000	Galaxy Funding, Inc., 4.630% due 05/16/2006 (d)	2,982,638
3,000,000	Golden Funding Corporation, 4.580% due 04/03/2006 (d)	2,999,237
3,000,000	ING U.S. Funding LLC, 4.780% due 06/19/2006 (d)	2,968,532
3,000,000	Jupiter Securitization Corporation, 4.600% due 04/07/2006 (d)	2,997,700
3,000,000	Mont Blanc Capital Corporation, 4.480% due 04/17/2006 (d)	2,994,027
3,000,000	Old Line Funding Corporation, 4.580% due 04/13/2006 (d)	2,995,420
3,000,000	Park Avenue Receivables Corporation, 4.600% due 04/06/2006 (d)	2,998,083

1

3,000,000	Preferred Receivables Funding Corporation, 4.500% due 04/20/2006 (d)	2,992,875
3,000,000	Ranger Funding Company LLC, 4.550% due 04/06/2006 (d)	2,998,104
3,000,000	Sheffield Receivables Corp., 4.710% due 04/20/2006 (d)	2,992,542
3,000,000	Sigma Finance, Inc., 4.650% due 05/22/2006 (d)	2,980,237
3,000,000	Thames Asset Global Securities, 4.620% due 05/08/2006 (d)	2,985,755
3,000,000	Thunder Bay Funding, Inc., 4.480% due 04/17/2006 (d)	2,994,027
3,000,000	Variable Funding Capital Corporation, 4.480% due 04/18/2006 (d)	2,993,653

		56,825,872

Yankee Securities — 13.4%
3,000,000	Bank of Ireland, 4.660% due 04/13/2006 (d)	3,000,000
3,000,000	Fortis Funding LLC, 4.590% due 04/03/2006 (d)	2,999,235
3,000,000	HBOS Treasury Services PLC, 4.730% due 06/05/2006 (d)	2,974,379
3,000,000	Macquarie Bank Limited, 4.700% due 07/12/2006 (d)	3,000,000
3,000,000	Skandinaviska Enskilda Banken AB, 4.595% due 05/09/2006 (d)	2,985,449
3,000,000	UBS Finance, Inc., 4.410% due 04/06/2006 (d)	2,998,163

		17,957,226

TOTAL COMMERCIAL PAPER
(Cost $74,783,098)		74,783,098

CORPORATE BONDS AND NOTES — 11.2%
3,000,000	American Honda Finance Corporation MTN, 144A, 4.740% due 02/21/2007 (e),(f),(g),(h)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 4.766% due 07/28/2006 (e),(f),(g),(h)	2,999,951
3,000,000	K2 USA LLC, MTN, 144A, 4.648% due 06/12/2006 (e),(f),(g),(h)	3,000,000
3,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.758% due 04/26/2006 (e)	3,000,000
3,000,000	World Savings Bank FSB, 4.530% due 04/17/2006 (e)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $14,999,951)		14,999,951

2

REPURCHASE AGREEMENTS(c) — 24.0%
15,000,000	Agreement with Merrill Lynch & Company, Inc., 4.800% dated 03/31/2006, to be repurchased at $15,006,000 on 04/03/2006, collateralized by $17,000,000 FNMA, 5.500% maturing 02/01/2035 (value $15,454,536)	15,000,000
17,215,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $17,221,456 on 04/03/2006, collateralized by $17,530,000 FHLB 3.875% maturing 12/20/2006 (value $17,559,310)	17,215,000

TOTAL REPURCHASE AGREEMENTS
(Cost $32,215,000)		32,215,000

TOTAL INVESTMENTS
(Cost $133,998,049)(i)	99.9%	$133,998,049

(a)	All percentages are based on net assets of the Liquidity Money Market Fund (the “Fund”) as of March 31, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(i)	At March 31, 2006, aggregate cost for financial reporting purposes was $133,998,049.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 95.2%
Consumer Discretionary — 14.9%
Auto Components — 4.2%
307,600	Drew Industries Incorporated †,(f)	$10,935,180
268,200	Noble International, Ltd. (f)	4,540,626
217,300	Spartan Motors, Inc. (f)	2,498,950
405,800	Tenneco Automotive, Inc. †,(f)	8,801,802

		26,776,558

Diversified Consumer Services — 0.2%
22,300	Steiner Leisure Limited †	903,150

Hotels, Restaurants & Leisure — 3.4%
744,221	Mikohn Gaming Corporation †,(f)	7,122,195
166,131	Monarch Casino & Resort, Inc. †,(f)	4,716,459
184,300	Nevada Gold & Casinos, Inc. †,(f)	1,730,577
62,300	Shuffle Master, Inc. †,(f)	2,226,602
1,048,700	Youbet.com, Inc. †,(f)	5,725,902

		21,521,735

Household Durables — 3.0%
83,100	Cavco Industries, Inc. †,(f)	4,037,829
461,600	Comstock Homebuilding Companies, Inc., Class A †,(f)	5,082,216
304,700	Orleans Homebuilders, Inc. (f)	6,173,222
120,000	Stanley Furniture Company, Inc. (f)	3,510,000

		18,803,267

Leisure Equipment & Products — 1.0%
191,900	MarineMax, Inc. †,(f)	6,432,488

Multiline Retail — 0.8%
146,900	Conn’s, Inc. †,(f)	5,018,104

Specialty Retail — 2.0%
86,200	America’s Car-Mart, Inc. †	1,853,300
88,700	Hibbett Sporting Goods, Inc. †,(f)	2,926,213
232,600	Lithia Motors, Inc., Class A (f)	8,071,220

		12,850,733

Textiles, Apparel & Luxury Goods — 0.3%
85,029	Lakeland Industries, Inc. †,(f)	1,743,095

Total Consumer Discretionary		94,049,130

1

Consumer Staples — 0.5%
Food Products — 0.5%
117,800	Diamond Foods, Inc. (f)	2,022,626
38,700	Peet’s Coffee & Tea, Inc. †,(f)	1,161,000

Total Consumer Staples		3,183,626

Energy — 7.6%
Energy Equipment & Services — 2.5%
183,600	Enerflex Systems Ltd.	4,387,786
415,200	Pason Systems, Inc.	11,120,826

		15,508,612

Oil, Gas & Consumable Fuels — 5.1%
74,850	Atlas America, Inc. †,(f)	3,578,578
707,600	Brigham Exploration Company †,(f)	6,198,576
84,700	Mariner Energy, Inc. †,(f)	1,737,197
144,000	Mariner Energy, Inc. †,(i),(k)	2,953,440
301,500	Petrohawk Energy Corporation †,(f)	4,130,550
423,200	Southwestern Energy Company †,(f),(o)	13,622,808

		32,221,149

Total Energy		47,729,761

Financials — 31.1%
Capital Markets — 0.4%
224,900	MarketAxess Holdings, Inc. †,(f)	2,705,547

Commercial Banks — 2.5%
88,600	Bank of the Ozarks, Inc. (f)	3,233,900
111,320	Capital Corp Of The West (f)	4,087,670
179,525	Center Financial Corporation (f)	4,349,891
58,609	Mercantile Bank Corporation (f)	2,291,612
57,700	Vineyard National Bancorp (f)	1,690,610

		15,653,683

Consumer Finance — 3.2%
172,600	Ace Cash Express, Inc. †,(f)	4,296,014
445,200	First Cash Financial Services, Inc. †,(f)	8,899,548
227,700	United PanAm Financial Corp. †,(f)	7,035,930

		20,231,492

Diversified Financials — 0.6%
75,400	Portfolio Recovery Associates, Inc. †,(f)	3,530,982

Insurance — 5.5%
358,000	AmCOMP Incorporated †,(f)	3,433,220
139,000	Hub International Limited	3,894,780
570,100	Meadowbrook Insurance Group, Inc. †	3,990,700
75,000	National Interstate Corporation (f)	1,631,250
349,700	Republic Companies Group, Inc. (f)	6,070,792
187,500	Scottish Re Group Limited (f)	4,651,875

2

290,200	SeaBright Insurance Holdings, Inc. †,(f)	5,055,284
274,678	Tower Group, Inc. (f)	6,345,062

		35,072,963

Real Estate — 16.9%
846,100	Aames Investment Corporation, REIT (f)	4,805,848
310,000	Alesco Financial Trust, REIT, 144A (g),(h),(i),(j)	3,100,000
430,400	American Home Mortgage Investment Corp., REIT (f)	13,432,784
526,000	Ashford Hospitality Trust, Inc., REIT (f)	6,522,400
261,200	Asset Capital Corp., Inc., 144A †,(g),(h),(i),(j)	2,784,392
110,300	CentraCore Properties Trust, REIT (f)	2,763,015
162,800	Corporate Office Properties Trust, REIT (f)	7,446,472
1,800,000	ECC Capital Corporation, REIT (f)	2,736,000
239,822	Feldman Mall Properties, Inc., REIT (f)	2,937,819
120,400	First Potomac Realty Trust, REIT (f)	3,401,300
177,900	Gramercy Capital Corp., REIT (f)	4,435,047
271,500	Hersha Hospitality Trust, Class A, REIT (f)	2,657,985
779,900	HomeBanc Corp., REIT (f)	6,855,321
318,100	JER Investors Trust Inc., REIT (f)	5,286,822
75,000	JER Investors Trust Inc., REIT (i),(l)	1,246,500
90,900	KKR Financial Corp., REIT	2,038,887
128,000	KKR Financial Corp., REIT (i),(m)	2,871,040
327,600	Luminent Mortgage Capital, Inc., REIT (f)	2,656,836
354,400	Medical Properties Trust, Inc., REIT	3,827,520
54,000	Medical Properties Trust, Inc., REIT (i),(n)	583,200
257,500	MortgageIT Holdings, Inc. REIT (f)	2,788,725
399,000	New York Mortgage Trust, Inc., REIT (f)	2,154,600
354,330	Newcastle Investment Corp., REIT (f)	8,475,574
632,800	NorthStar Realty Finance Corp., REIT (f)	6,929,160
309,500	Taberna Realty Finance Trust, REIT, 144A (g),(h),(i),(j)	4,100,875

		106,838,122

Thrifts & Mortgage Finance — 2.0%
202,800	Accredited Home Lenders Holding Co. †,(f)	10,379,304
96,800	Clayton Holdings, Inc. †	2,040,544
3,000	Triad Guaranty, Inc. †,(f)	140,700

		12,560,548

Total Financials		196,593,337

Health Care — 6.7%
Health Care Equipment & Supplies — 3.1%
156,264	Merit Medical Systems, Inc. †,(f)	1,876,731
13,900	Molecular Devices Corporation †,(f)	460,924
140,650	Neogen Corporation †	3,445,925
130,075	Orthofix International N.V. †,(f)	5,179,586
38,000	Palomar Medical Technologies Inc. †,(f)	1,271,100
174,800	PolyMedica Corporation (f)	7,404,528

		19,638,794

3

Health Care Providers & Services — 2.4%
233,600	Air Methods Corporation †,(f)	6,900,544
195,300	American Dental Partners, Inc. †,(f)	2,636,550
72,700	LCA-Vision, Inc. (f)	3,642,997
153,100	MEDTOX Scientific, Inc. †	1,417,706
28,100	Psychemedics Corp.	499,899

		15,097,696

Pharmaceuticals — 1.2%
211,600	Matrixx Initiatives, Inc. †,(f)	4,930,280
141,200	Salix Pharmaceuticals, Ltd. †,(f)	2,331,212

		7,261,492

Total Health Care		41,997,982

Industrials — 18.6%
Aerospace & Defense — 3.9%
213,073	Ceradyne, Inc. †,(f),(o)	10,632,342
523,000	Essex Corporation †,(f)	11,516,460
600,000	TVI Corporation †,(f)	2,370,000

		24,518,802

Building Products — 1.4%
138,800	Universal Forest Products, Inc. (f)	8,812,412

Commercial Services & Supplies — 2.0%
197,300	Exponent, Inc. †,(f)	6,244,545
179,400	Team, Inc. †,(f)	5,966,844
44,000	WCA Waste Corporation †,(f)	306,240

		12,517,629

Construction & Engineering — 0.1%
26,721	Stantec Inc. †	988,410

Electrical Equipment — 0.2%
73,200	LaBarge, Inc. †,(f)	1,094,340

Industrial Conglomerates — 1.2%
202,700	Raven Industries, Inc. (f)	7,927,597

Machinery — 3.9%
118,400	Actuant Corporation, Class A (f)	7,248,448
76,800	Cascade Corporation (f)	4,058,880
357,400	Commercial Vehicle Group, Inc. †,(f)	6,865,654
76,800	Middleby Corporation (The) †,(f)	6,429,696

		24,602,678

Road & Rail — 4.9%
440,475	Genesee & Wyoming, Inc., Class A †,(f)	13,513,773
344,699	Marten Transport, Ltd. †,(f)	6,235,605
414,420	Old Dominion Freight Line, Inc. †,(f)	11,168,619

		30,917,997

4

Trading Companies & Distributors — 1.0%
368,700	Rush Enterprises, Inc., Class B †	6,146,229

Total Industrials		117,526,094

Information Technology — 13.2%
Communications Equipment — 1.9%
554,100	Digi International, Inc. †,(f)	6,466,347
300,400	NETGEAR, Inc. †,(f)	5,710,604

		12,176,951

Computers & Peripherals — 1.1%
301,485	Rimage Corporation †,(f)	6,807,531

Electronic Equipment & Instruments — 2.0%
165,549	ID Systems, Inc. †,(f)	4,138,725
37,100	Multi-Fineline Electronix, Inc. †,(f)	2,169,979
435,300	TTM Technologies, Inc. †,(f)	6,307,497

		12,616,201

Information Technology Services — 2.0%
133,300	ManTech International Corporation, Class A †,(f)	4,428,226
234,700	SI International, Inc. †,(f)	8,249,705

		12,677,931

Internet Software & Services — 2.3%
23,100	Aladdin Knowledge Systems Ltd. †,(f)	518,595
410,300	Hurray! Holding Co., Ltd., ADR †	3,573,713
146,100	j2 Global Communications, Inc. †,(f)	6,866,700
120,000	Websense, Inc. †,(f)	3,309,600

		14,268,608

Semiconductors & Semiconductor Equipment — 2.1%
60,200	ADE Corporation †,(f)	1,843,324
235,349	Diodes Incorporated †,(f)	9,766,984
341,800	White Electronic Designs Corporation †	2,002,948

		13,613,256

Software — 1.8%
300,700	KongZhong Corporation, ADR †,(f)	3,972,247
393,400	Sonic Solutions †,(f)	7,124,474

		11,096,721

Total Information Technology		83,257,199

Materials — 2.2%
Chemicals — 0.8%
621,000	Landec Corporation †,(f)	4,955,580

Metals & Mining — 1.4%
200,400	Novamerican Steel Inc. †	9,208,380

Total Materials		14,163,960

Telecommunication Services — 0.4%

5

Wireless Telecommunication Services — 0.4%
344,700	Linktone Ltd., ADR †,(f)	2,257,785

TOTAL COMMON STOCKS
(Cost $410,926,195)		600,758,874

INVESTMENT COMPANY SECURITIES — 1.4%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
174,500	NGP Capital Resources Company (f)	2,373,200

Industrials — 1.0%
Road & Rail — 1.0%
235,200	Mullen Group Income Fund	6,444,663

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,356,467)		8,817,863

Principal Amount

REPURCHASE AGREEMENT (d) — 3.5%
(Cost $21,874,000)
$21,874,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $21,882,203 on 04/03/2006, collateralized by $22,830,000 FNMA, 4.125% maturing 05/15/2010 (value $22,316,325)	21,874,000

Shares

COLLATERAL FOR SECURITIES ON LOAN (e) — 22.7%
(Cost $143,503,346)
143,503,346	State Street Navigator Securities Trust – Prime Portfolio (p)	143,503,346

TOTAL INVESTMENTS
(Cost $580,660,008)(q)	122.8%	$774,954,083

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Micro-Cap Equity Fund (the “Fund”) as of March 31, 2006.

(b)	As of March 31, 2006, more than 25% of the Fund’s assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at

6

the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $9,985,267, 1.6% of net assets.

(h)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $9,985,267, 1.6% of net assets.

7

	Acquisition
Security	Date	Cost

Alesco Financial Trust, REIT, 144A	01/25/06	$3,100,000
Asset Capital Corp., Inc., 144A	06/23/05	2,220,200
Taberna Realty Finance Trust, REIT, 144A	08/04/05	1,892,400
	09/12/05	839,130
	09/14/05	112,050
	09/19/05	34,860
	09/21/05	903,870

(k)	At March 31, 2006, Mariner Energy, Inc., 144A was valued at $20.51 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on March 3, 2006.

(l)	At March 31, 2006, JER Investors Trust Inc., REIT was valued at $16.62 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on July 14, 2005.

(m)	At March 31, 2006, KKR Financial Corp., REIT was valued at $22.43 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

(n)	At March 31, 2006, Medical Properties Trust, Inc., REIT was valued at $10.80 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on July 7, 2005.

(o)	Security, or a portion thereof, is subject to written call options contracts.

(p)	At March 31, 2006, the market value of the securities on loan is $139,874,840.

(q)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $207,345,281, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $13,051,206 and net appreciation for financial reporting purposes was $194,294,075. At March 31, 2006, aggregate cost for financial reporting purposes was $580,660,008.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT  — Real Estate Investment Trust

OPEN OPTIONS CONTRACTS WRITTEN*

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Ceradyne, Inc., Call Options	2,000	$55.00	6/17/2006	$540,000
Southwestern Energy Company, Call Options	3,000	$50.00	6/17/2006	$22,500

				$562,500

*	The Fund may write call options on securities it owns for hedging purposes.

8

At March 31, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.8%	$553,996,521
Canada	4.1	25,705,401
China	1.6	9,803,745
Netherlands	0.8	5,179,587
Bermuda	0.7	4,651,875
Bahamas	0.1	903,150
Israel	0.1	518,595

TOTAL COMMON STOCKS	95.2	600,758,874
INVESTMENT COMPANY SECURITIES	1.4	8,817,863
REPURCHASE AGREEMENT	3.5	21,874,000
COLLATERAL FOR SECURITIES ON LOAN	22.7	143,503,346

TOTAL INVESTMENTS	122.8%	$774,954,083

9

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 95.7%
Consumer Discretionary — 16.2%
Automobiles — 1.4%
465,100	Thor Industries, Inc. (e)	$24,817,736

Hotels, Restaurants & Leisure — 2.4%
1,052,200	Penn National Gaming, Inc. †,(e)	44,381,796

Household Durables — 3.6%
530,500	Jarden Corporation †,(e)	17,426,925
349,300	KB HOME (e)	22,697,514
642,700	Pulte Homes, Inc. (e)	24,692,534

		64,816,973

Specialty Retail — 8.8%
451,900	Chico’s FAS, Inc. †,(e)	18,365,216
631,100	Dick’s Sporting Goods, Inc. †,(e)	25,035,737
660,200	GameStop Corporation, Class A †,(e)	31,121,828
776,874	Jos. A. Bank Clothiers, Inc. †,(e)	37,251,108
483,000	Tiffany & Co. (e)	18,131,820
422,100	Tractor Supply Company †,(e)	28,002,114
51,559	United Auto Group, Inc.	2,217,037

		160,124,860

Total Consumer Discretionary		294,141,365

Consumer Staples — 3.2%
Beverages — 1.4%
991,300	Constellation Brands, Inc., Class A †,(e)	24,832,065

Food Products — 1.8%
1,137,600	Flowers Foods, Inc. (e)	33,786,720

Total Consumer Staples		58,618,785

Energy — 8.6%
Energy Equipment & Services — 5.8%
470,400	Helmerich & Payne, Inc. (e)	32,843,328
520,400	National Oilwell Varco, Inc. †,(e)	33,368,048
171,500	Noble Corporation (e)	13,908,650
369,400	Oil States International, Inc. †,(e)	13,612,390
269,524	Weatherford International Ltd. †	12,330,723

		106,063,139

1

Oil, Gas & Consumable Fuels — 2.8%
726,400	Chesapeake Energy Corporation (e)	22,816,224
623,133	XTO Energy Inc. (e)	27,149,905

		49,966,129

Total Energy		156,029,268

Financials — 16.0%
Capital Markets — 4.5%
341,300	Affiliated Managers Group, Inc. †,(e)	36,385,993
1,283,100	TD AMERITRADE Holding Corporation †	26,778,297
129,700	BlackRock, Inc.	18,158,000

		81,322,290

Commercial Banks — 1.4%
390,200	Compass Bancshares, Inc. (e)	19,748,022
115,100	HDFC Bank Limited, ADR (e)	6,272,950

		26,020,972

Diversified Financials — 1.7%
60,598	Asset Acceptance Capital Corp. †,(e)	1,179,843
64,200	Chicago Mercantile Exchange Holdings Inc. (e)	28,729,500

		29,909,343

Insurance — 3.9%
446,185	AmerUs Group Co. (e)	26,878,184
481,600	ProAssurance Corporation †,(e)	25,043,200
345,978	StanCorp Financial Group, Inc.	18,720,870

		70,642,254

Real Estate — 3.0%
548,300	American Home Mortgage Investment Corp., REIT (e)	17,112,443
440,100	Global Signal Inc., REIT (e)	21,652,920
558,075	KKR Financial Corp., REIT	12,517,622
161,800	KKR Financial Corp., REIT (h),(i),(j)	3,629,174

		54,912,159

Thrifts & Mortgage Finance — 1.5%
578,300	PMI Group, Inc. (The) (e)	26,555,536

Total Financials		289,362,554

Health Care — 11.8%
Biotechnology — 2.7%
521,500	Gilead Sciences, Inc. †	32,447,730
225,200	Nektar Therapeutics †,(e)	4,589,576
63,785	Techne Corporation †,(e)	3,836,030
229,900	Vertex Pharmaceuticals Incorporated †,(e)	8,412,041

		49,285,377

2

Health Care Equipment & Supplies — 4.3%
571,000	Cytyc Corporation †	16,090,780
555,500	Hologic, Inc. †,(e)	30,746,925
694,300	ResMed, Inc. †,(e)	30,535,314

		77,373,019

Health Care Providers & Services — 4.8%
659,600	Coventry Health Care, Inc. †	35,605,208
317,700	Laboratory Corporation of America Holdings †	18,579,096
133,000	Psychiatric Solutions, Inc. †,(e)	4,406,290
993,100	VCA Antech, Inc. †	28,283,488

		86,874,082

Total Health Care		213,532,478

Industrials — 14.8%
Aerospace & Defense — 3.1%
156,900	Ceradyne, Inc. †,(e)	7,829,310
555,900	L-3 Communications Holdings, Inc. (e)	47,690,661

		55,519,971

Commercial Services & Supplies — 2.3%
187,360	Mobile Mini, Inc. †,(e)	5,793,171
524,400	Stericycle, Inc. †,(e)	35,459,928

		41,253,099

Construction & Engineering — 3.4%
726,100	EMCOR Group, Inc. †	36,058,126
481,250	McDermott International, Inc. †	26,204,063

		62,262,189

Machinery — 4.1%
432,400	Graco Inc.	19,643,932
585,500	Oshkosh Truck Corporation	36,441,520
377,200	Toro Company (The) (e)	18,011,300

		74,096,752

Marine — 1.0%
374,000	American Commercial Lines Inc. †,(e)	17,652,800

Road & Rail — 0.9%
641,325	Old Dominion Freight Line, Inc. †,(e)	17,283,709

Total Industrials		268,068,520

Information Technology — 16.1%
Communications Equipment — 0.9%
709,100	Comverse Technology, Inc. †,(e)	16,685,123

Computers & Peripherals — 0.9%
412,200	Logitech International S.A., ADR †,(e)	16,389,072

Electronic Equipment & Instruments — 0.9%
906,500	Cogent, Inc. †,(e)	16,625,210

3

Information Technology Services — 5.7%
512,700	Cognizant Technology Solutions Corporation, Class A †,(e)	30,500,523
529,100	Euronet Worldwide, Inc. †,(e)	20,015,853
666,800	SRA International, Inc. †,(e)	25,158,364
1,008,500	Wright Express Corporation †,(e)	28,288,425

		103,963,165

Internet Software & Services — 3.0%
878,800	aQuantive, Inc. †,(e)	20,686,952
698,100	j2 Global Communications, Inc. †,(e)	32,810,700

		53,497,652

Semiconductors & Semiconductor Equipment — 2.6%
514,900	FormFactor, Inc. †,(e)	20,245,868
502,000	Microchip Technology, Inc. (e)	18,222,600
1,315,600	ON Semiconductor Corporation †,(e)	9,551,256

		48,019,724

Software — 2.1%
1,085,500	Blackbaud, Inc. (e)	23,001,745
289,500	NAVTEQ Corporation †,(e)	14,663,175

		37,664,920

Total Information Technology		292,844,866

Materials — 5.5%
Chemicals — 2.4%
656,900	Airgas, Inc. (e)	25,678,221
323,200	Praxair, Inc.	17,824,480

		43,502,701

Construction Materials — 1.7%
553,500	Florida Rock Industries, Inc. (e)	31,117,770

Metals & Mining — 1.4%
308,700	Phelps Dodge Corporation (e)	24,859,611

Total Materials		99,480,082

Utilities — 3.5%
Gas Utilities — 2.4%
650,100	Equitable Resources, Inc.	23,735,151
416,900	New Jersey Resources Corporation (e)	18,864,725

		42,599,876

Water Utilities — 1.1%
719,099	Aqua America, Inc. (e)	20,005,334

Total Utilities		62,605,210

TOTAL COMMON STOCKS
(Cost $1,469,309,884)		1,734,683,128

4

INVESTMENT COMPANY SECURITIES — 2.7%
Multi-Sector — 1.6%
Multi-Industry — 1.6%
194,900	Midcap SPDRTM Trust, Series 1 (e)	28,231,265

Energy — 1.1%
Energy Equipment & Services — 1.1%
634,600	Precision Drilling Trust (e)	20,522,964

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $48,901,757)		48,754,229

Principal Amount

REPURCHASE AGREEMENT (c) — 1.3%
(Cost $23,784,000)
$23,784,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $23,792,919 on 04/03/2006, collateralized by $24,820,000 FNMA, 4.125% maturing 05/15/2010 (value $24,261,550)	23,784,000

COLLATERAL FOR SECURITIES ON LOAN (d) — 22.3%
(Cost $404,329,491)
404,329,491	State Street Navigator Securities Trust — Prime Portfolio (f)	404,329,491

TOTAL INVESTMENTS
(Cost $1,946,325,132)(g)	122.0%	$2,211,550,848

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Mid-Cap Core Growth Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of

5

Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	At March 31, 2006, the market value of the securities on loan is $396,041,145.

(g)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $276,364,336, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,138,620 and net appreciation for financial reporting purposes was $265,225,716. At March 31, 2006, aggregate cost for financial reporting purposes was $1,946,325,132.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be sold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that this security be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $3,629,174, 0.2% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corp., REIT	05/05/2005	$2,061,030
	05/09/2005	1,272,050

(j)	At March 31, 2006, KKR Financial Corp., REIT was valued at $22.43 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

6

Munder Real Estate Equity Investment Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS(k) — 95.3%
Apartments — 15.3%
24,750	Apartment Investment and Management Company, Class A	$1,160,775
77,360	Archstone-Smith Trust	3,772,847
16,759	AvalonBay Communities, Inc.	1,828,407
36,650	Camden Property Trust	2,640,632
76,325	Equity Residential	3,571,247
5,150	Essex Property Trust, Inc.	559,960
23,300	Mid-America Apartment Communities, Inc.	1,275,675

		14,809,543

Diversified — 9.8%
203,800	JER Investors Trust Inc.	3,387,156
51,625	Newcastle Investment Corp.	1,234,870
42,725	RAIT Investment Trust	1,206,554
58,600	Taberna Realty Finance Trust, 144A (e),(f),(g),(h)	776,450
30,075	Vornado Realty Trust	2,887,200

		9,492,230

Healthcare — 4.6%
30,350	Health Care REIT, Inc.	1,156,335
41,000	Medical Properties Trust, Inc. (g),(i)	442,800
88,300	Medical Properties Trust, Inc.	953,640
56,875	Ventas, Inc.	1,887,113

		4,439,888

Industrial — 5.9%
11,900	AMB Property Corporation	645,813
51,150	First Potomac Realty Trust	1,444,987
66,850	ProLogis	3,576,475

		5,667,275

Lodging/Resorts — 8.5%
119,125	Ashford Hospitality Trust, Inc.	1,477,150
52,550	Hersha Hospitality Trust, Class A	514,464
150,450	Host Marriott Corporation	3,219,630
57,100	LaSalle Hotel Properties	2,341,100
22,000	Sunstone Hotel Investors, Inc.	637,340

		8,189,684

Mixed — 0.9%
4,800	Duke Realty Corporation	182,160
12,725	PS Business Parks, Inc.	711,582

		893,742

1

Office — 18.6%
18,450	Alexandria Real Estate Equities, Inc.	1,758,838
18,550	Arden Realty, Inc.	837,162
23,150	BioMed Realty Trust, Inc.	686,166
35,950	Boston Properties, Inc.	3,352,337
73,525	Columbia Equity Trust, Inc.	1,292,570
46,850	Corporate Office Properties Trust	2,142,919
39,124	Equity Office Properties Trust	1,313,784
56,875	Reckson Associates Realty Corp.	2,606,012
65,800	Republic Property Trust	774,466
31,300	SL Green Realty Corp.	3,176,950

		17,941,204

Regional Malls — 11.6%
23,325	CBL & Associates Properties, Inc.	990,146
122,400	Feldman Mall Properties, Inc.	1,499,400
85,895	General Growth Properties, Inc.	4,197,689
54,019	Simon Property Group, Inc.	4,545,159

		11,232,394

Self Storage — 5.5%
39,600	Public Storage, Inc.	3,216,708
21,700	Sovran Self Storage, Inc.	1,197,840
43,700	U-Store-It Trust	880,555

		5,295,103

Shopping Centers — 9.7%
40,125	Developers Diversified Realty Corporation	2,196,844
50,875	Equity One, Inc.	1,249,490
70,374	Kimco Realty Corporation	2,859,999
14,800	Pan Pacific Retail Properties, Inc.	1,049,320
15,975	Regency Centers Corporation	1,073,360
22,150	Weingarten Realty Investors	902,613

		9,331,626

Specialty — 4.9%
14,825	CentraCore Properties Trust	371,366
130,225	KKR Financial Corp.	2,920,947
136,000	NorthStar Realty Finance Corp.	1,489,200

		4,781,513

TOTAL COMMON STOCKS
(Cost $52,798,364)		92,074,202

PREFERRED STOCK(k) — 1.1%
(Cost $1,000,000)
Mixed — 1.1%
20,000	Bedford Property Investors, Inc. 144A, 8.75%, due 08/05/2008 (e),(f),(g),(h)	1,026,000

2

Principal Amount

REPURCHASE AGREEMENT(d) — 1.6%
(Cost $1,581,000)
$1,581,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $1,581,593 on 04/03/2006, collateralized by $1,685,000 FHLMC, 5.200% maturing 03/05/2019 (value $1,613,388)	1,581,000

TOTAL INVESTMENTS
(Cost $55,379,364)(j)	98.0%	$94,681,202

(a)	All percentages are based on net assets of the Munder Real Estate Equity Investment Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of March 31, 2006 (see note (c) above). At March 31, 2006, these securities represent $1,802,450, 1.9% of net assets.

3

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,802,450, 1.9% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000
Taberna Realty Finance Trust, 144A	08/04/05	474,000
	09/12/05	210,405
	09/14/05	27,390

(i)	At March 31, 2006, Medical Properties Trust, Inc. was valued at $10.80 per share, which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on July 7, 2005.

(j)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $39,995,793, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $693,955 and net appreciation for financial reporting purposes was $39,301,838. At March 31, 2006, aggregate cost for financial reporting purposes was $55,379,364.

(k)	Represents securities issued by real estate investment trusts.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

4

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.4%
Consumer Discretionary — 14.9%
Auto Components — 0.8%
5,372	ArvinMeritor, Inc.	$80,097
894	Bandag, Inc. (e)	37,432
4,411	BorgWarner, Inc.	264,836
11,870	Gentex Corporation (e)	207,250
5,131	Lear Corporation (e)	90,973
2,589	Modine Manufacturing Company (e)	76,375

		756,963

Automobiles — 0.2%
2,669	Thor Industries, Inc. (e)	142,418

Diversified Consumer Services — 1.4%
7,572	Career Education Corporation †	285,692
6,566	Corinthian Colleges, Inc. †,(e)	94,550
4,517	DeVry, Inc. †,(e)	102,852
5,178	Education Management Corporation †	215,405
2,901	ITT Educational Services, Inc. †	185,809
3,838	Laureate Education, Inc. †	204,872
3,506	Regis Corporation	120,887
3,425	Sotheby’s Holdings, Inc., Class A †,(e)	99,462

		1,309,529

Hotels, Restaurants & Leisure — 2.0%
5,735	Applebee’s International, Inc. (e)	140,794
2,735	Bob Evans Farms, Inc.	81,257
3,370	Boyd Gaming Corporation (e)	168,298
6,610	Brinker International, Inc.	279,273
3,651	CBRL Group, Inc.	160,315
6,081	Cheesecake Factory, Incorporated (The) †	227,733
9,752	Gtech Holdings Corporation	332,056
2,714	International Speedway Corporation, Class A	138,143
5,067	Outback Steakhouse, Inc.	222,948
4,479	Ruby Tuesday, Inc. (e)	143,686

		1,894,503

Household Durables — 1.8%
4,901	American Greetings Corporation, Class A (e)	105,960
3,172	Beazer Homes USA, Inc. (e)	208,400
2,035	Blyth, Inc.	42,776
3,885	Furniture Brands International, Inc. (e)	95,221
2,760	Hovnanian Enterprises, Inc., Class A †,(e)	121,247
2,500	M.D.C. Holdings, Inc. (e)	160,775

1

4,075	Mohawk Industries, Inc. †,(f)	328,934
3,550	Ryland Group, Inc. (The) (e)	246,370
9,072	Toll Brothers, Inc. †,(e)	314,163
4,080	Tupperware Corporation	84,007

		1,707,853

Leisure Equipment & Products — 0.1%
5,023	Callaway Golf Company (e)	86,396

Media — 1.5%
7,042	Belo Corp., Class A	139,995
3,007	Catalina Marketing Corporation (e)	69,462
2,816	Emmis Communications Corporation, Class A †,(e)	45,056
2,643	Entercom Communications Corporation (e)	73,793
4,378	Harte-Hanks, Inc.	119,738
3,527	Lee Enterprises Incorporated	117,414
1,836	Media General, Inc., Class A (e)	85,594
7,527	Readers Digest Association, Inc. (The) (e)	111,023
2,772	Scholastic Corporation †,(e)	74,179
3,669	Valassis Communications, Inc. †	107,758
451	Washington Post Company (The), Class B (e),(f)	350,314
4,923	Westwood One, Inc.	54,350

		1,348,676

Multiline Retail — 0.5%
3,666	99¢ Only Stores †,(e)	49,711
8,204	Dollar Tree Stores, Inc. †	227,005
10,718	Saks, Inc. †	206,857

		483,573

Specialty Retail — 6.1%
6,758	Abercrombie & Fitch Co., Class A	393,991
8,342	Advance Auto Parts, Inc.	347,361
4,192	Aeropostale, Inc. †	126,431
10,145	American Eagle Outfitters, Inc. (e)	302,930
5,606	AnnTaylor Stores Corporation †	206,245
4,058	Barnes & Noble, Inc.	187,683
5,149	Borders Group, Inc. (e)	129,961
8,086	CarMax, Inc. †	264,250
13,957	Chico’s FAS, Inc. †,(f)	567,212
7,663	Claire’s Stores, Inc.	278,244
12,035	Foot Locker, Inc.	287,396
4,406	GameStop Corporation, Class A †	207,699
10,309	Michaels Stores, Inc.	387,412
8,643	O’Reilly Automotive, Inc. †	315,988
5,720	Pacific Sunwear of California, Inc. †	126,755
5,290	Payless Shoesource, Inc. †	121,088
10,826	PetSmart, Inc.	304,644
6,623	Pier 1 Imports, Inc. (e)	76,893
5,340	Rent-A-Center, Inc. †	136,651
11,147	Ross Stores, Inc.	325,381

2

8,510	Urban Outfitters, Inc. †	208,835
8,901	Williams-Sonoma, Inc. †	377,402

		5,680,452

Textiles, Apparel & Luxury Goods — 0.5%
4,693	Polo Ralph Lauren Corporation	284,443
4,231	Timberland Company (The), Class A †	144,827

		429,270

Total Consumer Discretionary		13,839,633

Consumer Staples — 1.7%
Beverages — 0.1%
4,695	PepsiAmericas, Inc.	114,793

Food & Staples Retailing — 0.2%
5,216	BJ’s Wholesale Club, Inc. †	164,356
2,659	Ruddick Corporation	64,640

		228,996

Food Products — 0.8%
5,636	Hormel Foods Corporation	190,497
4,488	J.M. Smucker Company (The)	178,174
1,945	Lancaster Colony Corporation (e)	81,690
7,629	Smithfield Foods, Inc. †	223,835
1,979	Tootsie Roll Industries, Inc. (e)	57,914

		732,110

Household Products — 0.5%
4,973	Church & Dwight Co., Inc.	183,603
4,829	Energizer Holdings, Inc. †	255,937

		439,540

Tobacco — 0.1%
1,964	Universal Corporation (e)	72,216

Total Consumer Staples		1,587,655

Energy — 9.2%
Energy Equipment & Services — 4.1%
8,942	Cooper Cameron Corporation †	394,163
11,837	ENSCO International Incorporated (f)	609,014
5,287	FMC Technologies, Inc. †	270,800
10,074	Grant Prideco, Inc. †	431,570
7,081	Hanover Compressor Company †,(e)	131,848
4,028	Helmerich & Payne, Inc.	281,235
13,327	Patterson-UTI Energy, Inc.	425,931
12,488	Pride International, Inc. †	389,376
15,499	Smith International, Inc. (f)	603,841
4,665	Tidewater, Inc.	257,648

		3,795,426

3

Oil, Gas & Consumable Fuels — 5.1%
5,493	Arch Coal, Inc. (e)	417,138
8,895	Denbury Resources, Inc. †	281,705
4,214	Forest Oil Corporation †	156,677
9,910	Newfield Exploration Company †	415,229
13,577	Noble Energy, Inc.	596,302
2,286	Overseas Shipholding Group, Inc.	109,568
20,406	Peabody Energy Corporation (f)	1,028,667
9,921	Pioneer Natural Resources Company (f)	439,004
6,046	Plains Exploration & Production Company †	233,617
4,620	Pogo Producing Company	232,155
5,178	Quicksilver Resources, Inc. †,(e)	200,182
12,923	Southwestern Energy Company †	415,991
4,473	Western Gas Resources, Inc. (e)	215,822

		4,742,057

Total Energy		8,537,483

Financials — 18.6%
Capital Markets — 3.0%
5,859	A.G. Edwards, Inc.	292,130
9,973	Eaton Vance Corporation	273,061
5,038	Investors Financial Services Corp. (e)	236,131
3,891	Jefferies Group, Inc.	227,623
9,551	Legg Mason, Inc. (f)	1,197,027
6,698	Raymond James Financial, Inc.	197,978
4,898	SEI Investments Company	198,516
6,467	Waddell & Reed Financial, Inc., Class A	149,388

		2,771,854

Commercial Banks — 3.7%
10,491	Associated Banc Corporation	356,484
3,957	Bank of Hawaii Corporation	210,948
3,869	Cathay General Bancorp (e)	145,629
3,206	City National Corporation	246,189
11,900	Colonial BancGroup, Inc.	297,500
13,392	Commerce Bancorp, Inc. (e)	490,817
3,660	Cullen/ Frost Bankers, Inc.	196,725
6,158	FirstMerit Corporation	151,856
3,892	Greater Bay Bancorp	107,964
9,495	Mercantile Bankshares Corporation	365,083
2,711	SVB Financial Group †,(e)	143,818
8,741	TCF Financial Corporation (e)	225,081
3,504	Texas Regional Bancshares, Inc., Class A (e)	103,318
2,452	Westamerica Bancorporation (e)	127,308
5,236	Wilmington Trust Corporation	226,981

		3,395,701

Consumer Finance — 0.3%
9,950	AmeriCredit Corp. †	305,763

4

Diversified Financial Services — 0.4%
6,334	Leucadia National Corporation (e)	377,886

Insurance — 4.8%
3,617	American Financial Group, Inc.	150,503
2,980	AmerUs Group Co. (e)	179,515
7,382	Arthur J. Gallagher & Company (e)	205,294
8,576	Brown & Brown, Inc. (e)	284,723
5,000	Everest Re Group, Ltd.	466,850
13,383	Fidelity National Financial, Inc. (f)	475,498
7,381	First American Corporation	289,040
4,141	Hanover Insurance Group, Inc. (The)	217,071
8,159	HCC Insurance Holdings, Inc.	283,933
3,282	Horace Mann Educators Corporation	61,702
2,738	Mercury General Corporation (e)	150,316
4,860	Ohio Casualty Corporation	154,062
17,707	Old Republic International Corporation	386,367
5,374	Protective Life Corporation	267,303
4,218	StanCorp Financial Group, Inc.	228,236
3,472	Unitrin, Inc.	161,483
8,687	W. R. Berkley Corporation	504,367

		4,466,263

Real Estate — 4.1%
6,753	AMB Property Corporation, REIT	366,485
8,403	Developers Diversified Realty Corporation, REIT	460,064
4,166	Highwoods Properties, Inc., REIT (e)	140,519
5,546	Hospitality Properties Trust, REIT	242,194
6,805	Liberty Property Trust, REIT (e)	320,924
3,902	Longview Fibre Company, REIT	100,828
5,508	Macerich Company (The), REIT	407,317
4,793	Mack-Cali Realty Corporation, REIT	230,064
8,050	New Plan Excel Realty Trust, REIT (e)	208,817
2,961	Potlatch Corporation, REIT (e)	126,849
5,888	Rayonier, Inc., REIT	268,434
5,259	Regency Centers Corporation, REIT	353,352
10,356	United Dominion Realty Trust, Inc., REIT	295,560
6,198	Weingarten Realty Investors, REIT	252,569

		3,773,976

Thrifts & Mortgage Finance — 2.3%
6,661	Astoria Financial Corporation	206,225
8,730	First Niagara Financial Group, Inc. (e)	127,982
5,692	Independence Community Bank Corp.	237,242
4,973	IndyMac Bancorp, Inc. (e)	203,545
18,505	New York Community Bancorp, Inc. (e)	324,208
6,906	PMI Group, Inc. (The) (e)	317,123
6,413	Radian Group, Inc.	386,383

5

6,717	Washington Federal, Inc. (e)	162,551
4,110	Webster Financial Corporation	199,171

		2,164,430

Total Financials		17,255,873

Health Care — 9.8%
Biotechnology — 2.2%
5,197	Affymetrix, Inc. †,(e)	171,137
4,629	Cephalon, Inc. †,(e)	278,897
5,577	Charles River Laboratories International, Inc. †	273,384
4,093	Invitrogen Corporation †	287,042
2,473	Martek Biosciences Corporation †,(e)	81,189
24,072	Millennium Pharmaceuticals, Inc. †	243,368
8,702	PDL BioPharma, Inc. †,(e)	285,426
3,033	Techne Corporation †	182,405
7,626	Vertex Pharmaceuticals Incorporated †,(e)	279,035

		2,081,883

Health Care Equipment & Supplies — 3.1%
5,145	Advanced Medical Optics, Inc. †,(e)	239,963
4,868	Beckman Coulter, Inc.	265,647
8,895	Cytyc Corporation †	250,661
6,064	Dentsply International, Inc.	352,622
4,563	Edwards Lifesciences Corporation †	198,490
3,963	Gen-Probe Incorporated †	218,440
4,729	Hillenbrand Industries, Inc.	260,048
2,735	Intuitive Surgical, Inc. †,(e)	322,730
5,222	STERIS Corporation	128,879
10,189	Varian Medical Systems, Inc. †,(f)	572,214
2,377	Varian, Inc. †	97,885

		2,907,579

Health Care Providers & Services — 3.6%
3,786	Apria Healthcare Group, Inc. †,(e)	87,002
7,518	Community Health Systems, Inc. †	271,776
4,862	Covance, Inc. †	285,642
8,861	Health Net, Inc., Class A †	450,316
6,735	Henry Schein, Inc. †	322,337
4,403	LifePoint Hospitals, Inc. †	136,933
7,373	Lincare Holdings, Inc. †	287,252
9,242	Omnicare, Inc.	508,218
7,756	Pharmaceutical Product Development, Inc.	268,435
6,643	Triad Hospitals, Inc. †	278,342
4,208	Universal Health Services, Inc., Class B	213,724
6,372	VCA Antech, Inc. †	181,475

		3,291,452

Pharmaceuticals — 0.9%
4,200	Medicis Pharmaceutical Corporation, Class A	136,962
2,616	Par Pharmaceutical Companies, Inc. †,(e)	73,719

6

6,351	Perrigo Company (e)	103,585
8,181	Sepracor, Inc. †,(e),(f)	399,315
7,144	Valeant Pharmaceuticals International (e)	113,232

		826,813

Total Health Care		9,107,727

Industrials — 14.5%
Aerospace & Defense — 1.1%
2,813	Alliant Techsystems, Inc. †	217,079
3,072	DRS Technologies, Inc. (e)	168,561
10,339	Precision Castparts Corporation (f)	614,137
489	Sequa Corporation, Class A †,(e)	47,824

		1,047,601

Air Freight & Logistics — 1.5%
13,181	C.H. Robinson Worldwide, Inc.	647,055
8,223	Expeditors International of Washington, Inc. (f)	710,385

		1,357,440

Airlines — 0.4%
6,893	AirTran Holdings, Inc. †,(e)	124,832
2,580	Alaska Air Group, Inc. †,(e)	91,461
11,876	JetBlue Airways Corporation †,(e)	127,311

		343,604

Commercial Services & Supplies — 3.8%
6,907	ADESA, Inc.	184,693
1,865	Banta Corporation	96,943
4,529	Brink’s Company (The) (e)	229,892
6,814	ChoicePoint, Inc. †	304,927
5,361	Copart, Inc. †	147,159
3,045	Corporate Executive Board Company (The)	307,241
3,872	Deluxe Corporation	101,330
5,162	Dun & Bradstreet Corporation (The) †	395,822
5,236	Herman Miller, Inc.	169,699
3,997	HNI Corporation	235,823
1,476	Kelly Services, Inc., Class A (e)	40,103
3,219	Korn/ Ferry International †	65,635
6,774	Manpower, Inc.	387,337
2,014	Mine Safety Appliances Company (e)	84,588
3,858	Navigant Consulting, Inc. †,(e)	82,368
9,326	Republic Services, Inc.	396,448
2,244	Rollins, Inc. (e)	45,419
3,393	Stericycle, Inc. †	229,435

		3,504,862

7

Construction & Engineering — 0.7%
2,541	Granite Construction, Inc. (e)	123,696
4,503	Jacobs Engineering Group, Inc. †	390,590
9,100	Quanta Services, Inc. †,(e)	145,782

		660,068

Electrical Equipment — 1.1%
5,448	AMETEK, Inc.	244,942
4,671	Hubbell Incorporated, Class B	239,436
6,600	Roper Industries, Inc.	320,958
4,084	Thomas & Betts Corporation †	209,836

		1,015,172

Industrial Conglomerates — 0.4%
2,261	Carlisle Companies Incorporated	184,950
3,123	Teleflex, Inc.	223,700

		408,650

Machinery — 3.4%
6,982	AGCO Corporation †,(e)	144,807
3,899	Crane Company	159,898
5,275	Donaldson Company, Inc. (e)	178,242
3,674	Federal Signal Corporation	67,969
4,335	Flowserve Corporation †	252,904
5,286	Graco, Inc.	240,143
3,226	Harsco Corporation	266,532
9,490	Joy Global, Inc.	567,217
3,034	Kennametal, Inc.	185,499
2,581	Nordson Corporation	128,689
7,824	Pentair, Inc.	318,828
5,075	SPX Corporation	271,106
1,411	Tecumseh Products Company, Class A (e)	34,626
6,470	Timken Company	208,787
3,362	Trinity Industries, Inc. (e)	182,859

		3,208,106

Marine — 0.2%
3,407	Alexander & Baldwin, Inc.	162,446

Road & Rail — 0.8%
4,025	CNF, Inc.	201,008
9,516	J.B. Hunt Transport Services, Inc.	204,975
4,114	Swift Transportation Company, Inc. †,(e)	89,397
3,998	Werner Enterprises, Inc. (e)	73,443
4,479	YRC Worldwide Inc. †,(e)	170,471

		739,294

Trading Companies & Distributors — 1.1%
9,552	Fastenal Company (e)	452,192
3,915	GATX Corporation (e)	161,650

8

4,178	MSC Industrial Direct Co., Inc., Class A	225,696
5,163	United Rentals, Inc. †,(e)	178,123

		1,017,661

Total Industrials		13,464,904

Information Technology — 16.0%
Communications Equipment — 1.9%
30,125	3Com Corporation †,(e)	154,240
5,262	ADTRAN, Inc.	137,759
3,800	Avocent Corporation †	120,612
4,366	CommScope, Inc. †	124,649
3,067	Dycom Industries, Inc. †,(e)	65,174
3,082	F5 Networks, Inc. †	223,414
10,336	Harris Corporation	488,789
3,620	Plantronics, Inc. (e)	128,257
6,707	Polycom, Inc. †	145,408
8,529	Powerwave Technologies, Inc. †,(e)	115,056
8,030	UTStarcom, Inc. †,(e)	50,509

		1,753,867

Computers & Peripherals — 1.7%
5,346	Diebold, Inc.	219,721
2,692	Imation Corporation	115,514
11,687	McDATA Corporation, Class A †,(e)	53,994
14,199	SanDisk Corporation †	816,726
16,913	Western Digital Corporation †	328,619

		1,534,574

Electronic Equipment & Instruments — 2.3%
6,854	Amphenol Corporation, Class A	357,641
9,303	Arrow Electronics, Inc. †	300,208
11,281	Avnet, Inc. †	286,312
4,831	CDW Corporation	284,304
8,940	Ingram Micro Inc., Class A †	178,800
6,623	KEMET Corporation †,(e)	62,720
4,269	National Instruments Corporation	139,255
3,051	Newport Corporation †,(e)	57,542
3,430	Plexus Corporation †,(e)	128,865
4,354	Tech Data Corporation †	160,706
14,220	Vishay Intertechnology, Inc. †	202,493

		2,158,846

Information Technology Services — 3.3%
5,952	Acxiom Corporation	153,800
5,151	Alliance Data Systems Corporation †	240,912
2,523	Anteon International Corporation †,(e)	137,655
9,316	BISYS Group, Inc. (The) †	125,580
11,203	Ceridian Corporation †	285,116
7,039	CheckFree Corporation †	355,470

9

10,657	Cognizant Technology Solutions Corporation, Class A †,(f)	633,985
3,713	CSG Systems International, Inc. †	86,364
4,858	DST Systems, Inc. †	281,473
7,216	Fidelity National Information Services, Inc.	292,609
4,498	Gartner, Inc., Class A †,(e)	62,747
6,582	MoneyGram International, Inc.	202,199
7,801	MPS Group, Inc. †,(e)	119,355
2,892	SRA International, Inc., Class A †,(e)	109,115

		3,086,380

Office Electronics — 0.3%
5,425	Zebra Technologies Corporation, Class A †	242,606

Semiconductors & Semiconductor Equipment — 4.0%
32,796	Atmel Corporation †,(e)	154,797
1,855	Cabot Microelectronics Corporation †,(e)	68,821
7,595	Credence Systems Corporation †,(e)	55,747
5,885	Cree, Inc. †,(e)	193,087
10,439	Cypress Semiconductor Corporation †,(e)	176,941
9,373	Fairchild Semiconductor International, Inc. †	178,743
15,444	Integrated Device Technology, Inc. †	229,498
5,470	International Rectifier Corporation †	226,622
10,967	Intersil Corporation, Class A	317,166
10,787	Lam Research Corporation †	463,841
8,680	Lattice Semiconductor Corporation †	57,809
12,737	MEMC Electronic Materials, Inc. †	470,250
4,986	Micrel Incorporated †,(e)	73,893
16,431	Microchip Technology Incorporated (f)	596,445
14,605	RF Micro Devices, Inc. †,(e)	126,333
5,565	Semtech Corporation †,(e)	99,558
3,490	Silicon Laboratories, Inc. †	191,775
10,696	TriQuint Semiconductor, Inc. †,(e)	52,624

		3,733,950

Software — 2.5%
21,327	Activision, Inc. †	294,099
1,228	Advent Software, Inc. †,(e)	34,900
21,864	Cadence Design Systems, Inc. †	404,265
4,995	Fair Isaac Corporation	197,902
5,790	Jack Henry & Associates, Inc. (e)	132,417
3,961	Macrovision Corporation †	87,736
12,817	McAfee, Inc. †	311,838
6,049	Mentor Graphics Corporation †	66,841
3,944	Reynolds & Reynolds Company (The), Class A	112,010
5,421	RSA Security, Inc. †	97,253
7,026	Sybase, Inc. †	148,389
11,096	Synopsys, Inc. †	247,996

10

2,839	Transaction Systems Architects, Inc., Class A †	88,605
5,711	Wind River Systems, Inc. †,(e)	71,102

		2,295,353

Total Information Technology		14,805,576

Materials — 4.3%
Chemicals — 2.7%
5,192	Airgas, Inc.	202,955
2,948	Albemarle Corporation	133,692
4,877	Cabot Corporation	165,769
18,501	Chemtura Corporation	217,942
3,077	Cytec Industries, Inc.	184,651
3,201	Ferro Corporation (e)	64,020
2,983	FMC Corporation	184,886
5,260	Lubrizol Corporation	225,391
15,805	Lyondell Chemical Company (f)	314,519
1,534	Minerals Technologies, Inc. (e)	89,601
5,565	Olin Corporation	119,481
9,120	RPM International, Inc.	163,613
3,511	Scotts Miracle-Gro Company (The)	160,663
3,595	Sensient Technologies Corporation (e)	64,890
7,840	Valspar Corporation	218,501

		2,510,574

Construction Materials — 0.7%
3,643	Florida Rock Industries, Inc.	204,809
3,530	Martin Marietta Materials, Inc.	377,816

		582,625

Containers & Packaging — 0.4%
4,638	Packaging Corporation of America	104,077
7,610	Sonoco Products Company	257,751

		361,828

Metals & Mining — 0.3%
2,995	Steel Dynamics, Inc. (e)	169,906
5,516	Worthington Industries, Inc. (e)	110,651

		280,557

Paper & Forest Products — 0.2%
4,313	Bowater, Inc. (e)	127,578
3,366	P.H. Glatfelter Company	61,699

		189,277

Total Materials		3,924,861

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.1%
18,807	Cincinnati Bell, Inc. †	85,007

11

Wireless Telecommunication Services — 0.3%
7,913	Telephone & Data Systems, Inc. (f)	312,089

Total Telecommunication Services		397,096

Utilities — 7.0%
Electric Utilities — 1.8%
9,742	DPL, Inc. (e)	263,034
6,028	Duquesne Light Holdings, Inc. (e)	99,462
5,771	Great Plains Energy, Inc. (e)	162,454
6,251	Hawaiian Electric Industries, Inc. (e)	169,590
3,277	Idacorp, Inc. (e)	106,568
11,833	Northeast Utilities	231,098
14,652	Pepco Holdings, Inc.	333,919
15,492	Sierra Pacific Resources †,(e)	213,944
6,706	Westar Energy, Inc.	139,552

		1,719,621

Gas Utilities — 1.8%
6,004	AGL Resources, Inc.	216,444
9,234	Equitable Resources, Inc.	337,134
6,517	National Fuel Gas Company	213,236
9,042	ONEOK, Inc.	291,605
6,577	Questar Corporation	460,719
3,760	WGL Holdings, Inc.	114,379

		1,633,517

Independent Power Producers & Energy Traders — 0.1%
2,530	Black Hills Corporation (e)	86,020

Multi-Utilities — 3.0%
9,039	Alliant Energy Corporation	284,457
28,818	Aquila, Inc. †	114,984
11,389	Energy East Corporation	276,753
9,251	MDU Resources Group, Inc.	309,446
8,237	NSTAR	235,661
6,985	OGE Energy Corporation	202,565
5,303	PNM Resources, Inc.	129,393
8,905	Puget Energy, Inc.	188,608
8,829	SCANA Corporation	346,450
5,875	Vectren Corporation	154,982
9,021	Wisconsin Energy Corporation	360,750
3,084	WPS Resources Corporation (e)	151,794

		2,755,843

Water Utilities — 0.3%
9,923	Aqua America, Inc. (e)	276,058

Total Utilities		6,471,059

TOTAL COMMON STOCKS
(Cost $57,281,939)		89,391,867

12

Principal Amount

U.S. TREASURY BILL — 0.5%
(Cost $491,849)
$500,000	4.800% due 08/10/2006 (f),(g)	491,849

REPURCHASE AGREEMENT(c) — 2.9%
(Cost $2,710,000)
2,710,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $2,711,016 on 04/03/2006, collateralized by $2,910,000 FNMA, 5.700% maturing 03/27/2023 (value $2,768,138).	2,710,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) 18.7%
(Cost $17,353,968)
17,353,968	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	17,353,968

TOTAL INVESTMENTS
(Cost $77,837,756)(i)	118.5%	$109,947,684

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder S&P® MidCap Index Equity Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted

13

daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2006, the market value of the securities on loan is $16,978,072.

(i)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,663,717, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,553,789 and net appreciation for financial reporting purposes was $32,109,928. At March 31, 2006, aggregate cost for financial reporting purposes was $77,837,756.

ABBREVIATIONS:

FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.3%
Consumer Discretionary — 15.2%
Auto Components — 0.3%
3,386	Drew Industries Incorporated †,(e)	$120,372
10,342	LKQ Corporation †,(e)	215,217
2,623	Standard Motor Products, Inc.	23,292
5,167	Superior Industries International, Inc. (e)	100,033

		458,914

Automobiles — 0.4%
3,214	Coachmen Industries, Inc.	36,575
14,344	Fleetwood Enterprises, Inc. †,(e)	160,223
6,006	Monaco Coach Corporation (e)	80,480
7,364	Winnebago Industries, Inc. (e)	223,424

		500,702

Distributors — 0.2%
4,150	Audiovox Corporation, Class A †,(e)	49,551
6,488	Building Materials Holdings Corporation (e)	231,232

		280,783

Diversified Consumer Services — 0.3%
1,213	CPI Corporation (e)	24,745
2,305	Pre-Paid Legal Services, Inc. (e)	81,782
5,183	Universal Technical Institute, Inc. †,(e)	156,008
2,169	Vertrue Incorporated †,(e)	90,664

		353,199

Hotels, Restaurants & Leisure — 3.6%
8,071	Aztar Corporation †,(e)	338,901
7,694	Bally Total Fitness Holding Corporation †,(e)	72,093
7,705	CEC Entertainment, Inc. †	259,042
4,216	IHOP Corp. (e)	202,115
7,755	Jack in the Box, Inc. †	337,342
3,754	Landry’s Restaurants, Inc. (e)	132,629
4,060	Lone Star Steakhouse & Saloon, Inc. (e)	115,385
4,967	Marcus Corporation (The)	99,092
6,127	Multimedia Games, Inc. †,(e)	91,170
5,140	O’Charley’s, Inc. †	94,884
5,955	P.F. Chang’s China Bistro, Inc. †,(e)	293,522
7,031	Panera Bread Company, Class A †,(e)	528,591
5,285	Papa John’s International, Inc. †,(e)	173,401
10,538	Pinnacle Entertainment, Inc. †	296,855
7,534	RARE Hospitality International, Inc. †,(e)	262,409

3,268	Red Robin Gourmet Burgers, Inc. †,(e)	154,250
9,479	Ryan’s Restaurant Group, Inc. †	137,445
7,789	Shuffle Master, Inc. †,(e)	278,379
12,960	Sonic Corporation †,(f)	455,285
6,300	Steak n Shake Company (The) †,(e)	132,930
12,174	Triarc Companies, Inc., Class B (e)	212,802
5,098	WMS Industries, Inc. †,(e)	153,450

		4,821,972

Household Durables — 2.2%
2,666	Bassett Furniture Industries, Inc.	53,187
17,072	Champion Enterprises, Inc. †,(e)	255,397
7,399	Ethan Allen Interiors Inc. (e)	310,906
10,831	Interface, Inc., Class A †	149,576
11,660	La-Z-Boy, Inc. (e)	198,220
3,140	Lenox Group Inc. †,(e)	41,134
3,156	Libbey, Inc.	22,344
2,757	M/I Homes, Inc. (e)	129,579
5,154	Meritage Homes Corporation †,(e)	283,264
1,063	National Presto Industries, Inc. (e)	52,268
1,083	NVR, Inc. †,(e),(f)	800,283
2,680	Russ Berrie & Company, Inc. (e)	40,736
1,534	Skyline Corporation	63,477
15,393	Standard Pacific Corporation (e),(f)	517,512

		2,917,883

Internet & Catalog Retail — 0.2%
10,742	Insight Enterprises, Inc. †	236,431
4,589	J. Jill Group, Inc. (The) †	109,723

		346,154

Leisure Equipment & Products — 1.3%
2,885	Arctic Cat, Inc.	69,413
6,040	JAKKS Pacific, Inc. †,(e)	161,509
10,586	K2, Inc. †,(e)	132,854
3,585	MarineMax, Inc. †,(e)	120,169
7,545	Nautilus Group, Inc. (The) (e)	112,798
9,321	Polaris Industries, Inc. (e)	508,554
11,801	SCP Pool Corporation (e)	553,585
4,861	Sturm Ruger & Company, Inc. (e)	38,791

		1,697,673

Media — 0.7%
2,868	4Kids Entertainment, Inc. †,(e)	49,301
7,067	ADVO, Inc.	226,144
6,970	Arbitron, Inc. (e)	235,725
15,156	Live Nation, Inc. †	300,695
2,466	Thomas Nelson, Inc.	72,131

		883,996

Multiline Retail — 0.2%
9,000	Fred’s, Inc., Class A (e)	119,340
5,900	Tuesday Morning Corporation	136,231

		255,571

Specialty Retail — 4.2%
10,081	Aaron Rents, Inc.	273,901
3,716	Burlington Coat Factory Warehouse Corporation (e)	168,892
7,038	Cato Corporation, Class A	167,927
4,803	Children’s Place Retail Stores, Inc. (The) †,(e)	278,094
8,128	Christopher & Banks Corporation	188,651
4,981	Cost Plus, Inc. †,(e)	85,175
5,110	Dress Barn (The) †,(e)	245,025
9,661	Finish Line, Inc. (The), Class A	158,923
5,130	Genesco, Inc. †,(e)	199,506
4,745	Group 1 Automotive, Inc. (e)	225,577
5,874	Guitar Center, Inc. †	280,190
7,103	Gymboree Corporation †	184,962
4,322	Hancock Fabrics, Inc. (e)	15,732
5,064	Haverty Furniture Companies, Inc.	72,668
8,011	Hibbett Sporting Goods, Inc. †	264,283
10,134	Hot Topic, Inc. †,(e)	146,943
5,290	Jo-Ann Stores, Inc. †,(e)	71,203
3,367	Jos. A. Bank Clothiers, Inc. †,(e)	161,448
11,853	Men’s Wearhouse, Inc. (The) (e)	425,997
2,835	Midas, Inc. †	62,002
12,151	Pep Boys — Manny, Moe & Jack (The) (e)	183,602
7,880	Select Comfort Corporation †,(e)	311,654
6,675	Sonic Automotive, Inc., Class A (e)	185,298
5,936	Stage Stores, Inc.	176,596
6,022	Stein Mart, Inc. (e)	104,903
7,472	Too, Inc. †	256,663
7,499	Tractor Supply Company †,(e)	497,484
10,744	Zale Corporation †	301,154

		5,694,453

Textiles, Apparel & Luxury Goods — 1.6%
3,158	Ashworth, Inc. †	31,359
4,136	Brown Shoe Company, Inc.	217,057
10,482	Fossil, Inc. †,(e)	194,756
5,849	K-Swiss, Inc., Class A	176,289
5,753	Kellwood Company (e)	180,587
3,279	Oxford Industries, Inc. (e)	167,655
8,262	Phillips Van Heusen Corporation	315,691
26,487	Quiksilver, Inc. †,(e)	367,110
7,470	Russell Corporation	103,086

8,185	Stride Rite Corporation	118,519
12,756	Wolverine World Wide, Inc.	282,290

		2,154,399

Total Consumer Discretionary		20,365,699

Consumer Staples — 3.6%
Beverages — 0.3%
2,835	Hansen Natural Corporation †,(e)	357,352

Food & Staples Retailing — 1.0%
11,297	Casey’s General Stores, Inc.	258,362
4,057	Great Atlantic & Pacific Tea Company, Inc. (The) †,(e)	141,711
5,966	Longs Drug Stores Corporation	276,107
2,986	Nash Finch Company (e)	89,281
7,689	Performance Food Group Company †,(e)	239,820
9,412	United Natural Foods, Inc. †,(e)	329,138

		1,334,419

Food Products — 1.6%
4,162	American Italian Pasta Company, Class A (e)	26,054
16,594	Corn Products International, Inc. (e)	490,685
8,030	Delta & Pine Land Company	242,185
11,730	Flowers Foods, Inc.	348,381
8,546	Hain Celestial Group, Inc. (The) †	223,820
3,056	J&J Snack Foods Corporation	102,651
6,734	Lance, Inc. (e)	151,515
3,167	Peet’s Coffee & Tea, Inc. †	95,010
6,481	Ralcorp Holdings, Inc. †,(e)	246,602
3,196	Sanderson Farms, Inc. (e)	71,590
6,973	TreeHouse Foods, Inc. †,(e)	185,133

		2,183,626

Household Products — 0.2%
8,427	Spectrum Brands, Inc. †,(e)	183,034
3,768	WD-40 Company	116,243

		299,277

Personal Products — 0.4%
2,656	Nature’s Sunshine Products, Inc. (e)	33,200
12,511	NBTY, Inc. †,(e)	281,748
14,327	Playtex Products, Inc. †,(e)	150,004
2,234	USANA Health Sciences, Inc. †,(e)	93,202

		558,154

Tobacco — 0.1%
19,676	Alliance One International, Inc. †,(e)	95,625

Total Consumer Staples		4,828,453

Energy — 7.7%
Energy Equipment & Services — 4.2%
3,004	Atwood Oceanics, Inc. †,(e)	303,434
5,264	Bristow Group, Inc. †,(e)	162,657

4,459	CARBO Ceramics Inc. (e)	253,762
1,817	Dril-Quip, Inc. †	128,735
17,438	Helix Energy Solutions Group, Inc. †,(e),(f)	660,900
4,424	Hydril Company †	344,851
15,747	Input/Output, Inc. †,(e)	152,903
6,874	Lone Star Technologies, Inc. †	380,888
3,282	Lufkin Industries, Inc. (e)	181,954
9,668	Maverick Tube Corporation †,(e)	512,307
5,030	NS Group, Inc. †	231,531
5,994	Oceaneering International, Inc. †,(e)	343,456
4,657	SEACOR Holdings, Inc. †,(e)	368,835
7,782	TETRA Technologies, Inc. †	366,065
10,376	Unit Corporation †,(f)	578,462
7,976	Veritas DGC Inc. †	362,031
6,574	W-H Energy Services, Inc. †	292,477

		5,625,248

Oil, Gas & Consumable Fuels — 3.5%
10,904	Cabot Oil & Gas Corporation, Class A	522,629
18,580	Cimarex Energy Company	803,771
12,606	Frontier Oil Corporation (e)	748,166
17,253	Massey Energy Company (e)	622,316
4,170	Penn Virginia Corporation	296,070
3,649	Petroleum Development Corporation †	165,519
5,287	Remington Oil and Gas Corporation †,(e)	228,504
12,688	St. Mary Land & Exploration Company (e)	518,051
6,081	Stone Energy Corporation †	268,354
6,439	Swift Energy Company †	241,205
6,137	World Fuel Services Corporation	248,180

		4,662,765

Total Energy		10,288,013

Financials — 14.7%
Capital Markets — 0.8%
9,473	Investment Technology Group, Inc. †	471,755
13,599	LaBranche & Co. Inc. †,(e)	215,000
4,647	Piper Jaffray Companies, Inc. †,(e)	255,585
3,557	SWS Group, Inc.	93,016

		1,035,356

Commercial Banks — 5.3%
7,861	Boston Private Financial Holdings, Inc. (e)	265,623
6,822	Central Pacific Financial Corp.	250,504
10,514	Chittenden Corporation	304,591
6,761	Community Bank System, Inc.	150,973
12,619	East West Bancorp, Inc. (e)	486,463
18,128	First BanCorp (e)	224,062
15,800	First Commonwealth Financial Corporation	231,312
11,052	First Midwest Bancorp, Inc.	404,172
5,149	First Republic Bank (e)	194,735

7,040	Glacier Bancorp, Inc.	218,592
8,570	Gold Banc Corporation, Inc.	157,003
8,837	Hanmi Financial Corporation	159,596
4,004	Irwin Financial Corporation (e)	77,397
4,488	Nara Bancorp, Inc. (e)	78,764
3,931	PrivateBancorp, Inc. (e)	163,097
4,854	Prosperity Bancshares, Inc. (e)	146,639
7,376	Provident Bankshares Corporation	268,855
16,858	Republic Bancorp, Inc. (e)	202,970
16,747	South Financial Group, Inc. (e),(f)	437,934
10,184	Sterling Bancshares, Inc.	183,821
7,803	Sterling Financial Corporation	226,287
10,501	Susquehanna Bancshares, Inc.	270,611
16,794	TrustCo Bank Corp. NY (e)	204,383
20,896	UCBH Holdings, Inc. (e),(f)	395,352
9,984	Umpqua Holdings Corporation (e)	284,544
8,320	United Bankshares, Inc.	318,407
14,204	Whitney Holding Corporation	503,674
5,306	Wintrust Financial Corporation (e)	308,650

		7,119,011

Consumer Finance — 0.3%
6,605	Cash America International, Inc.	198,282
4,731	Rewards Network, Inc. †,(e)	37,659
4,125	World Acceptance Corporation †	113,025

		348,966

Diversified Financial Services — 0.2%
6,074	Financial Federal Corporation (e)	177,968
3,549	Portfolio Recovery Associates, Inc. †,(e)	166,200

		344,168

Insurance — 2.8%
6,429	Delphi Financial Group, Inc.	331,929
8,112	Hilb Rogal & Hobbs Company (e)	334,377
4,671	Infinity Property & Casualty Corporation	194,968
3,877	LandAmerica Financial Group, Inc. (e)	263,054
12,412	Philadelphia Consolidated Holding Corp. †	423,746
4,848	Presidential Life Corporation (e)	123,188
6,971	ProAssurance Corporation †	362,492
4,837	RLI Corporation (e)	277,160
2,260	SCPIE Holdings, Inc. †	55,370
6,371	Selective Insurance Group, Inc.	337,663
4,097	Stewart Information Services Corporation	192,887
7,864	UICI	290,889
3,836	United Fire & Casualty Company (e)	126,204
8,356	Zenith National Insurance Corporation	402,174

		3,716,101

Real Estate — 3.5%
7,075	Acadia Realty Trust, REIT (e)	166,616
10,134	Colonial Properties Trust, REIT	508,017
12,524	Commercial Net Lease Realty, Inc., REIT	291,809
4,943	EastGroup Properties, Inc., REIT	234,496
5,914	Entertainment Properties Trust, REIT (e)	248,270
5,126	Essex Property Trust, Inc., REIT	557,350
7,801	Glenborough Realty Trust, Inc., REIT	169,672
6,678	Kilroy Realty Corporation, REIT (e)	515,942
11,660	Lexington Corporate Properties Trust, REIT	243,111
4,545	LTC Properties, Inc., REIT	105,717
12,675	New Century Financial Corporation, REIT (e)	583,303
3,195	Parkway Properties Inc., REIT (e)	139,558
10,525	Shurgard Storage Centers, Inc., REIT, Class A (e)	701,281
3,683	Sovran Self Storage, Inc., REIT	203,302

		4,668,444

Thrifts & Mortgage Finance — 1.8%
4,111	Anchor Bancorp Wisconsin, Inc. (e)	124,604
10,149	BankAtlantic Bancorp, Inc. (e)	146,044
7,158	BankUnited Financial Corporation	193,552
13,815	Brookline Bancorp, Inc.	213,994
6,256	Dime Community Bancshares, Inc.	89,899
4,686	Downey Financial Corporation (e)	315,368
5,011	Fidelity Bankshares, Inc. (e)	168,520
3,713	FirstFed Financial Corporation †,(e)	222,075
7,887	Flagstar Bancorp, Inc. (e)	119,094
5,019	Franklin Bank Corp. †,(e)	96,515
14,674	Fremont General Corporation (e),(f)	316,372
4,370	Harbor Florida Bancshares, Inc.	165,492
6,629	MAF Bancorp, Inc.	290,151

		2,461,680

Total Financials		19,693,726

Health Care — 11.9%
Biotechnology — 0.4%
7,968	ArQule, Inc. †,(e)	45,736
6,023	Cambrex Corporation (e)	117,689
6,178	Enzo Biochem, Inc. †,(e)	83,403
9,892	Regeneron Pharmaceuticals, Inc. †,(e)	164,504
13,724	Savient Pharmaceuticals, Inc. †,(e)	73,149

		484,481

Health Care Equipment & Supplies — 6.2%
15,634	American Medical Systems Holdings, Inc. †	351,765
3,104	Analogic Corporation	205,485
5,624	ArthroCare Corp. †,(e)	268,940
5,250	BioLase Technology, Inc. (e)	50,137
3,908	Biosite, Inc. †,(e)	202,942
6,291	CONMED Corporation †	120,473

9,976	Cooper Companies, Inc. (The) (e),(f)	539,003
4,920	Cyberonics, Inc. †,(e)	126,788
2,773	Datascope Corporation	109,700
5,284	Diagnostic Products Corporation (e)	251,677
4,521	Dionex Corporation †	277,951
4,977	dj Orthopedics, Inc. †,(e)	197,885
4,888	Greatbatch, Inc. †,(e)	107,096
5,978	Haemonetics Corporation †,(e)	303,503
10,173	Hologic, Inc. †	563,076
3,179	ICU Medical, Inc. †,(e)	115,048
7,145	Idexx Laboratories, Inc. †	617,042
9,966	Immucor, Inc. †	285,925
3,901	Integra LifeSciences Holdings Corporation †,(e)	159,863
8,647	Intermagnetics General Corporation †,(e)	216,607
7,115	Invacare Corporation	220,992
2,255	Kensey Nash Corporation †,(e)	64,493
4,524	Laserscope †,(e)	106,993
8,601	Mentor Corporation (e)	389,711
6,125	Merit Medical Systems, Inc. †	73,561
3,885	Osteotech, Inc. †	17,016
5,169	PolyMedica Corporation (e)	218,959
3,897	Possis Medical, Inc. †	39,594
16,858	ResMed, Inc. †	741,415
16,271	Respironics, Inc. †,(f)	633,105
3,509	SurModics, Inc. †,(e)	124,078
9,083	Sybron Dental Specialties, Inc. †	374,583
7,216	Theragenics Corporation †	22,803
7,104	Viasys Healthcare, Inc. †	213,688
1,277	Vital Signs, Inc.	70,146

		8,382,043

Health Care Providers & Services — 4.5%
3,569	Amedisys, Inc. †,(e)	124,023
11,573	AMERIGROUP Corporation †,(e),(f)	243,496
6,702	AmSurg Corporation †,(e)	152,068
9,636	Centene Corporation †	281,082
13,891	Cerner Corporation †,(e)	659,128
5,776	Chemed Corporation	342,748
4,721	Cross Country Healthcare, Inc. †	91,399
4,861	CryoLife, Inc. †,(e)	21,388
9,804	Dendrite International, Inc. †	133,825
4,357	Genesis HealthCare Corporation †,(e)	191,447
5,889	Gentiva Health Services, Inc. †	107,239
7,687	Healthways, Inc. †,(e)	391,576
14,877	Hooper Holmes, Inc.	42,994
4,633	LCA-Vision, Inc. (e)	232,160
4,700	Matria Healthcare, Inc. †	178,412
7,731	Odyssey Healthcare, Inc. †,(e)	133,050
8,952	Owens & Minor, Inc.	293,357

5,958	PAREXEL International Corporation †,(e)	157,529
5,412	Pediatrix Medical Group, Inc. †,(e)	555,488
7,353	Per-Se Technologies, Inc. †	196,031
3,797	RehabCare Group, Inc. †	71,573
4,165	SFBC International, Inc. †,(e)	101,543
11,625	Sierra Health Services, Inc. †	473,137
9,317	Sunrise Senior Living, Inc. †,(e)	363,083
9,943	United Surgical Partners International, Inc. †,(e)	352,082
6,200	Ventiv Health, Inc. †	205,964

		6,095,822

Pharmaceuticals — 0.8%
9,354	Alpharma, Inc., Class A (e)	250,874
3,405	Bradley Pharmaceuticals, Inc. †,(e)	50,633
3,208	CNS, Inc. (e)	69,100
7,529	Connetics Corporation †,(e)	127,466
6,300	First Horizon Pharmaceutical Corporation †	158,697
17,377	MGI Pharma, Inc. †	304,098
5,328	Noven Pharmaceuticals, Inc. †,(e)	95,957

		1,056,825

Total Health Care		16,019,171

Industrials — 17.8%
Aerospace & Defense — 2.1%
7,968	AAR Corporation †,(e)	226,929
2,594	Applied Signal Technology, Inc.	51,439
6,656	Armor Holdings, Inc. †	387,978
5,935	Ceradyne, Inc. †,(e)	296,156
3,499	Cubic Corporation	83,766
4,890	Curtiss-Wright Corporation (e)	323,718
3,330	EDO Corporation (e)	102,731
5,691	Esterline Technologies Corporation †	243,290
12,387	Gencorp, Inc. †,(e)	254,553
5,363	Kaman Corporation, Class A	134,933
8,226	Moog, Inc., Class A †,(e)	291,941
7,593	Teledyne Technologies, Inc. †	270,311
3,592	Triumph Group, Inc. †	158,982

		2,826,727

Air Freight & Logistics — 0.6%
7,312	EGL, Inc. †	329,040
7,058	Forward Air Corporation	263,193
4,531	HUB Group, Inc., Class A †	206,523

		798,756

Airlines — 0.4%
8,171	Frontier Airlines, Inc. †,(e)	62,917
7,842	Mesa Air Group, Inc. †,(e)	89,712
12,980	SkyWest, Inc.	379,925

		532,554

Building Products — 1.2%
6,296	Apogee Enterprises, Inc. (e)	106,276
4,102	ElkCorp (e)	138,443
5,679	Griffon Corporation †,(e)	141,066
12,721	Lennox International, Inc.	379,849
4,588	NCI Building Systems, Inc. †,(e)	274,225
8,266	Simpson Manufacturing Co., Inc. (e)	357,918
3,652	Universal Forest Products, Inc.	231,865

		1,629,642

Commercial Services & Supplies — 3.7%
8,699	ABM Industries, Inc.	166,760
5,150	Administaff, Inc. (e)	279,954
2,098	Angelica Corporation	43,051
7,360	Bowne & Company, Inc. (e)	122,691
10,992	Brady Corporation, Class A	411,760
2,819	CDI Corporation	81,103
4,044	Central Parking Corporation (e)	64,704
6,231	Coinstar, Inc. †,(e)	161,445
2,648	Consolidated Graphics, Inc. †	138,014
4,736	G & K Services, Inc., Class A	201,469
6,075	Healthcare Services Group, Inc. (e)	129,762
4,168	Heidrick & Struggles International, Inc. †	151,215
6,318	John H. Harland Company	248,297
12,135	Labor Ready, Inc. †,(e)	290,633
7,521	Mobile Mini, Inc. †	232,549
7,217	NCO Group, Inc. †,(e)	171,404
5,794	On Assignment, Inc. †	63,618
5,169	School Specialty, Inc. †	178,331
3,520	SOURCECORP, Inc. †	84,867
13,468	Spherion Corporation †	140,067
2,864	Standard Register Company (The)	44,392
12,875	Tetra Tech, Inc. †	245,784
7,085	United Stationers, Inc. †	376,214
5,030	Viad Corp.	172,428
1,835	Volt Information Sciences, Inc. †	56,078
10,405	Waste Connections, Inc. †	414,223
9,470	Watson Wyatt & Company Holdings, Class A (e)	308,533

		4,979,346

Construction & Engineering — 1.1%
6,982	EMCOR Group, Inc. †	346,726
6,080	Insituform Technologies, Inc., Class A †	161,728
17,785	Shaw Group Inc. (The) †	540,664
9,668	URS Corporation †	389,137

		1,438,255

Electrical Equipment — 1.2%
4,522	A.O. Smith Corporation (e)	238,762
10,062	Acuity Brands, Inc. (e)	402,480
9,002	Artesyn Technologies, Inc. †,(e)	98,572
6,313	Baldor Electric Company	213,821
5,737	C&D Technologies, Inc. (e)	53,010
6,569	MagneTek, Inc. †,(e)	26,079
6,871	Regal Beloit Corporation (e)	290,437
4,356	Vicor Corporation	85,944
6,666	Woodward Governor Company	221,644

		1,630,749

Industrial Conglomerates — 0.1%
2,525	Standex International Corporation	79,942
6,284	Tredegar Corporation (e)	99,978

		179,920

Machinery — 5.2%
4,004	A.S.V., Inc. †,(e)	129,009
7,119	Albany International Corporation, Class A	271,163
3,953	Astec Industries, Inc. †	141,913
3,956	Barnes Group, Inc.	160,218
11,621	Briggs & Stratton Corporation (e),(f)	411,035
11,574	Clarcor, Inc. (e)	412,034
4,872	EnPro Industries, Inc. †,(e)	167,109
5,824	Gardner Denver, Inc. †	379,725
11,877	IDEX Corporation (e),(f)	619,623
23,668	JLG Industries, Inc.	728,738
6,308	Kaydon Corporation	254,591
2,601	Lindsay Manufacturing Company	70,461
3,650	Lydall, Inc. †	35,222
6,831	Manitowoc Company, Inc. (The)	622,646
8,218	Mueller Industries, Inc.	293,300
16,511	Oshkosh Truck Corporation (f)	1,027,645
2,616	Robbins & Myers, Inc.	56,506
6,567	Stewart & Stevenson Services, Inc.	239,564
9,718	Toro Company (The) (f)	464,034
3,711	Valmont Industries, Inc. (e)	156,010
6,981	Wabash National Corporation (e)	137,875
5,706	Watts Water Technologies, Inc., Class A	207,356
3,395	Wolverine Tube, Inc. †,(e)	13,648

		6,999,425

Marine — 0.3%
5,907	Kirby Corporation †	402,326

Road & Rail — 1.4%
5,699	Arkansas Best Corporation (e)	222,945
10,101	Heartland Express, Inc.	220,101
16,467	Kansas City Southern Industries, Inc. †,(e)	406,735
12,924	Knight Transportation, Inc. (e)	255,249
13,216	Landstar System, Inc. (f)	583,090
6,356	Old Dominion Freight Line, Inc. †,(e)	171,294

		1,859,414

Trading Companies & Distributors — 0.5%
5,480	Applied Industrial Technologies, Inc.	244,408
1,036	Lawson Products, Inc.	42,414
5,319	Watsco, Inc.	377,915

		664,737

Total Industrials		23,941,851

Information Technology — 16.2%
Communications Equipment — 1.2%
2,644	Bel Fuse, Inc., Class B	92,619
9,721	Belden CDT, Inc.	264,703
3,919	Black Box Corporation	188,308
3,245	Blue Coat Systems, Inc. †	70,546
10,808	C-COR.net Corporation †,(e)	94,462
4,566	Comtech Telecommunications Corp. †	133,190
4,643	Digi International, Inc. †	54,184
7,298	Ditech Communications Corporation †	76,264
16,618	Harmonic, Inc. †,(e)	105,857
4,733	Inter-Tel, Inc.	101,476
7,438	NETGEAR, Inc. †,(e)	141,396
5,559	Network Equipment Technologies, Inc. †	22,069
4,828	PC-Tel, Inc. †,(e)	45,963
10,433	Symmetricom, Inc. †,(e)	89,202
2,974	Tollgrade Communications, Inc. †	44,253
5,082	ViaSat, Inc. †	145,599

		1,670,091

Computers & Peripherals — 1.0%
25,602	Adaptec, Inc. †,(e)	141,579
9,450	Avid Technology, Inc. †,(e),(f)	410,697
5,775	Hutchinson Technology, Inc. †,(e)	174,232
6,761	Komag, Incorporated †,(e)	321,824
4,422	Neoware, Inc. †,(e)	130,979
6,614	Novatel Wireless, Inc. †,(e)	59,195
3,533	SBS Technologies, Inc. †	57,235
5,569	Synaptics Incorporated †,(e)	122,462

		1,418,203

Electronic Equipment & Instruments — 4.4%
16,866	Aeroflex, Inc. †	231,570
6,879	Agilysys, Inc.	103,598
7,384	Anixter International, Inc. (e)	352,808
6,750	Bell Microproducts, Inc. †,(e)	41,580
9,548	Benchmark Electronics, Inc. †	366,166
9,310	Brightpoint, Inc. †,(e)	289,169
8,672	Checkpoint Systems, Inc. †	233,103
10,499	Cognex Corporation	311,190
6,974	Coherent, Inc. †	244,857
8,048	CTS Corporation (e)	107,682
3,535	Daktronics, Inc. (e)	129,028
6,475	Electro Scientific Industries, Inc. †	143,292
15,494	FLIR Systems, Inc. †,(e),(f)	440,185
5,041	Gerber Scientific, Inc. †	52,124
5,252	Global Imaging Systems, Inc. †	199,471
5,596	Itron, Inc. †	334,921
3,229	Keithley Instruments, Inc.	49,597
5,007	Littelfuse, Inc. †	170,889
4,715	Mercury Computer Systems, Inc. †	76,383
8,364	Methode Electronics, Inc., Class A	91,084
4,329	MTS Systems Corporation	181,082
4,539	Park Electrochemical Corporation	133,901
8,226	Paxar Corporation †	160,983
3,835	Photon Dynamics, Inc. †	71,906
3,335	Planar Systems, Inc. †	56,428
4,648	RadiSys Corporation †,(e)	92,263
3,651	Rogers Corporation †	198,906
2,862	ScanSource, Inc. †	172,893
9,091	Technitrol, Inc. (e)	218,002
12,189	Trimble Navigation Ltd. †	549,114
4,167	X-Rite, Inc. (e)	55,338

		5,859,513

Information Technology Services — 2.0%
6,772	CACI International, Inc. †	445,259
4,852	Carreker Corporation †	31,198
12,420	Ciber, Inc. †	79,240
10,323	eFunds Corporation †	266,746
5,948	Gevity HR, Inc.	145,488
14,928	Global Payments, Inc.	791,333
4,030	Intrado, Inc. †	104,699
2,917	iPayment, Inc. †	124,994
10,272	Keane, Inc. †,(e)	161,784
4,032	ManTech International Corporation, Class A †	133,943
4,303	MAXIMUS, Inc.	154,822
3,985	Pegasus Solutions, Inc. †,(e)	37,499

2,544	StarTek, Inc.	59,937
7,222	TALX Corporation	205,683

		2,742,625

Internet Software & Services — 1.0%
7,727	Digital Insight Corporation †	281,263
6,232	InfoSpace, Inc. †	174,184
5,548	j2 Global Communications, Inc. †,(e)	260,756
6,288	MIVA, Inc. †,(e)	25,655
7,795	WebEx Communications, Inc. †,(e)	262,458
10,748	Websense, Inc. †	296,430

		1,300,746

Semiconductors & Semiconductor Equipment — 3.1%
5,736	Actel Corporation †,(e)	91,432
6,613	Advanced Energy Industries, Inc. †	93,442
8,436	ATMI, Inc. †,(e)	254,767
22,700	Axcelis Technologies, Inc. †,(e)	133,022
16,742	Brooks Automation, Inc. †	238,406
5,056	Cohu, Inc.	107,288
8,012	Cymer, Inc. †,(e)	364,065
4,238	Diodes Incorporated †	175,877
6,405	DSP Group, Inc. †	185,809
8,000	ESS Technology, Inc. †,(e)	26,560
7,958	Exar Corporation †	113,640
5,627	FEI Company †,(e)	111,696
15,538	Kopin Corporation †,(e)	77,845
12,567	Kulicke & Soffa Industries, Inc. †	119,889
14,578	Microsemi Corporation †,(e)	424,366
5,939	Pericom Semiconductor Corporation †	58,559
9,319	Photronics, Inc. †,(e)	174,824
6,628	Power Integrations, Inc. †	164,242
5,339	Rudolph Technologies, Inc. †	91,030
35,768	Skyworks Solutions, Inc. †,(e)	242,865
4,806	Standard Microsystems Corporation †	124,860
2,658	Supertex, Inc. †,(e)	99,994
5,356	Ultratech, Inc. †,(e)	131,115
12,877	Varian Semiconductor Equipment Associates, Inc. †,(e)	361,586
6,029	Veeco Instruments, Inc. †,(e)	140,777

		4,107,956

Software — 3.5%
5,236	Altiris, Inc. †	115,244
7,214	ANSYS, Inc. †	390,638
6,419	Captaris, Inc. †	29,720
2,326	Catapult Communications Corporation †,(e)	30,936
12,300	Epicor Software Corporation †	165,189
3,068	EPIQ Systems, Inc. †,(e)	58,292
7,600	FactSet Research Systems, Inc. (e)	337,060
9,408	FileNet Corporation †	254,204

13,357	Hyperion Solutions Corporation †,(f)	435,438
8,635	Internet Security Systems, Inc. †	207,067
6,509	JDA Software Group, Inc. †,(e)	93,990
7,143	Kronos, Inc. †	267,077
6,250	Manhattan Associates, Inc. †	137,500
4,668	MapInfo Corporation †	65,445
8,773	MICROS Systems, Inc. †,(e)	404,172
4,871	MRO Software, Inc. †	77,741
9,910	Napster, Inc. †,(e)	33,496
4,485	Open Solutions Inc. †,(e)	122,485
5,640	Phoenix Technologies Ltd. †,(e)	38,239
9,064	Progress Software Corporation †	263,672
3,696	Quality Systems, Inc. †,(e)	122,338
5,305	Radiant Systems, Inc. †,(e)	71,724
12,057	Secure Computing Corporation †	139,138
5,684	Sonic Solutions †	102,937
3,789	SPSS, Inc. †	119,960
16,000	Take-Two Interactive Software, Inc. †,(e)	298,560
14,318	THQ, Inc. †,(e)	370,693

		4,752,955

Total Information Technology		21,852,089

Materials — 6.0%
Chemicals — 1.3%
6,936	A. Schulman, Inc.	171,666
5,341	Arch Chemicals, Inc.	162,366
7,703	Georgia Gulf Corporation	200,201
6,570	H.B. Fuller Company	337,304
5,662	MacDermid, Incorporated	182,033
2,876	Material Sciences Corporation †	34,742
6,532	OM Group, Inc. †	150,236
9,282	Omnova Solutions, Inc. †	56,806
2,025	Penford Corporation	32,562
20,624	PolyOne Corporation †	192,216
2,195	Quaker Chemical Corporation	47,741
9,100	Tronox Incorporated, Class B †	154,609
3,883	Wellman, Inc. (e)	24,696

		1,747,178

Construction Materials — 0.5%
9,471	Headwaters Incorporated †,(e)	376,851
5,176	Texas Industries, Inc.	313,096

		689,947

Containers & Packaging — 0.6%
7,893	AptarGroup, Inc.	436,088
6,499	Caraustar Industries, Inc. †	66,875
4,449	Chesapeake Corporation	61,752

7,065	Myers Industries, Inc.	112,969
7,035	Rock - Tenn Company, Class A	105,455

		783,139

Metals & Mining — 3.1%
2,201	A.M. Castle & Co. (e)	64,930
6,973	Aleris International, Inc. †	335,192
4,974	AMCOL International Corporation	143,251
4,341	Brush Engineered Materials, Inc. †,(e)	85,735
4,939	Carpenter Technology Corporation (e)	466,834
5,124	Century Aluminum Company †	217,514
5,116	Chaparral Steel Company †	332,131
4,935	Cleveland-Cliffs, Inc. (e)	429,937
13,126	Commercial Metals Company (f)	702,110
5,646	Quanex Corporation	376,193
6,211	Reliance Steel & Aluminum Company	583,337
5,164	RTI International Metals, Inc. †	283,245
5,699	Ryerson Tull, Inc. (e)	152,505
2,512	Steel Technologies, Inc. (e)	61,042

		4,233,956

Paper & Forest Products — 0.5%
7,469	Buckeye Technologies, Inc. †	67,594
2,776	Deltic Timber Corporation (e)	168,226
3,333	Neenah Paper, Inc. (e)	109,156
3,682	Pope & Talbot, Inc. (e)	25,038
3,443	Schweitzer-Mauduit International, Inc.	82,632
11,506	Wausau-Mosinee Paper Corporation	163,040

		615,686

Total Materials		8,069,906

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
4,930	Commonwealth Telephone Enterprises, Inc.	169,838
10,611	General Communication, Inc., Class A †,(e)	128,287

		298,125

Utilities — 4.0%
Electric Utilities — 0.9%
6,764	ALLETE, Inc.	315,202
2,773	Central Vermont Public Service	58,815
11,205	Cleco Corporation (e)	250,208
10,769	El Paso Electric Company †	205,042
1,179	Green Mountain Power Corporation	34,061
2,923	UIL Holdings Corporation (e)	153,019
7,842	UniSource Energy Corporation	239,181

		1,255,528

Gas Utilities — 2.7%
18,153	Atmos Energy Corporation (f)	477,968
2,571	Cascade Natural Gas Corporation	50,649
16,439	Energen Corporation (f)	575,365
4,781	Laclede Group, Inc.	164,562
6,195	New Jersey Resources Corporation	280,324
6,187	Northwest Natural Gas Company (e)	219,577
17,124	Piedmont Natural Gas, Inc. (e)	410,805
6,481	South Jersey Industries, Inc.	176,737
21,947	Southern Union Company (e),(f)	544,944
8,873	Southwest Gas Corporation (e)	248,000
23,571	UGI Corporation (f)	496,641

		3,645,572

Multi-Utilities — 0.3%
10,906	Avista Corporation	225,209
3,060	CH Energy Group, Inc.	146,880

		372,089

Water Utilities — 0.1%
3,791	American States Water Company (e)	141,632

Total Utilities		5,414,821

TOTAL COMMON STOCKS
(Cost $77,316,417)		130,771,854

Principal
Amount

U.S. TREASURY BILL — 0.1%
(Cost $196,739)
$200,000	4.480% due 08/10/2006 (f),(g)	196,739

REPURCHASE AGREEMENT(c) — 1.3%
(Cost $1,716,000)
1,716,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $1,716,644 on 04/03/2006, collateralized by $1,795,000 FNMA, 4.125% maturing 05/15/2010 (value $1,754,613)	1,716,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.2%
(Cost $29,810,223)
29,810,223	State Street Navigator Securities Trust — Prime Portfolio (h)	29,810,223

TOTAL INVESTMENTS
(Cost $109,039,379)(i)	120.9%	$162,494,816

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder S&P® SmallCap Index Equity Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2006, the market value of the securities on loan is $29,186,800.

(i)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $58,117,334, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,661,897 and net appreciation for financial reporting purposes was $53,455,437. At March 31, 2006, aggregate cost for financial reporting purposes was $109,039,379.

ABBREVIATIONS:

FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 96.2%
Consumer Discretionary — 17.1%
Auto Components — 4.0%
354,400	American Axle & Manufacturing Holdings, Inc. (f)	$6,070,872
402,800	BorgWarner, Inc. (f)	24,184,112
308,500	Drew Industries Incorporated †,(f)	10,967,175
347,419	Noble International, Ltd. (f)	5,881,804
320,200	Spartan Motors, Inc. (f)	3,682,300

		50,786,263

Automobiles — 2.5%
390,500	Thor Industries, Inc. (f)	20,837,080
369,800	Winnebago Industries, Inc. (f)	11,219,732

		32,056,812

Hotels, Restaurants & Leisure — 1.3%
382,400	Penn National Gaming, Inc. †	16,129,632

Household Durables — 5.6%
528,400	Comstock Homebuilding Companies, Inc., Class A †,(f)	5,817,684
328,200	Meritage Homes Corporation †,(f)	18,037,872
365,600	Ryland Group, Inc. (The) (f)	25,372,640
562,600	Technical Olympic USA, Inc. (f)	11,448,910
747,500	Tempur-Pedic International Inc. †,(f)	10,577,125

		71,254,231

Specialty Retail — 3.0%
494,000	Cabela’s Incorporated †,(f)	10,136,880
286,400	Lithia Motors, Inc., Class A (f)	9,938,080
428,200	United Auto Group, Inc. (f)	18,412,600

		38,487,560

Textiles, Apparel & Luxury Goods — 0.7%
376,500	Wolverine World Wide, Inc. (f)	8,331,945

Total Consumer Discretionary		217,046,443

Consumer Staples — 0.7%
Food & Staples Retailing — 0.7%
195,700	Ruddick Corporation (f)	4,757,467
109,200	United Natural Foods, Inc. †,(f)	3,818,724

		8,576,191

1

Energy — 8.8%
Energy Equipment & Services — 5.5%
232,800	Core Laboratories N.V. †,(f)	11,069,640
136,700	FMC Technologies, Inc. †,(f)	7,001,774
367,250	Oil States International, Inc. †,(f)	13,533,162
699,700	Pason Systems, Inc.	18,740,948
194,599	TETRA Technologies, Inc. †,(f)	9,153,937
193,200	Unit Corporation †	10,770,900

		70,270,361

Oil, Gas & Consumable Fuels — 3.3%
891,300	Brigham Exploration Company †,(f)	7,807,788
204,973	Cimarex Energy Co. (f)	8,867,132
270,000	Rosetta Resources, Inc. †	4,849,200
627,600	Southwestern Energy Company †,(f)	20,202,444

		41,726,564

Total Energy		111,996,925

Financials — 28.1%
Capital Markets — 1.9%
226,250	Affiliated Managers Group, Inc. †,(f)	24,120,512

Commercial Banks — 0.7%
204,100	Bank of the Ozarks, Inc. (f)	7,449,650
19,200	Cathay General Bancorp (f)	722,688

		8,172,338

Consumer Finance — 1.9%
540,500	Ace Cash Express, Inc. †,(f)	13,453,045
547,600	First Cash Financial Services, Inc. †,(f)	10,946,524

		24,399,569

Diversified Financials — 0.0%#
23,500	Asset Acceptance Capital Corp. †,(f)	457,545

Insurance — 3.0%
178,500	American Equity Investment Life Holding Co. (f)	2,559,690
386,100	Aspen Insurance Holdings Limited (f)	9,521,226
288,000	Assured Guaranty Ltd. (f)	7,200,000
233,000	Hub International Limited	6,528,660
226,600	Max Re Capital Ltd. (f)	5,393,080
266,000	Scottish Re Group Limited (f)	6,599,460

		37,802,116

2

Real Estate — 17.1%
1,465,000	Aames Investment Corporation, REIT (f)	8,321,200
875,700	American Home Mortgage Investment Corp., REIT (f)	27,330,597
292,200	Anthracite Capital, Inc., REIT (f)	3,208,356
1,127,300	Ashford Hospitality Trust, Inc., REIT (f)	13,978,520
63,800	CentraCore Properties Trust, REIT (f)	1,598,190
254,000	Corporate Office Properties Trust, REIT (f)	11,617,960
464,400	Equity One, Inc., REIT (f)	11,405,664
97,600	First Potomac Realty Trust, REIT (f)	2,757,200
227,600	Gramercy Capital Corp., REIT (f)	5,674,068
758,600	JER Investors Trust Inc., REIT (f)	12,607,932
615,200	KKR Financial Corp., REIT (f)	13,798,936
75,000	KKR Financial Corp., REIT (i),(j),(k)	1,682,250
291,500	KKR Financial Corp., REIT (i),(k)	6,538,345
408,600	LaSalle Hotel Properties, REIT (f)	16,752,600
446,200	Luminent Mortgage Capital, Inc., REIT (f)	3,618,682
430,300	MortgageIT Holdings, Inc. REIT (f)	4,660,149
233,415	New Century Financial Corporation, REIT (f)	10,741,758
778,000	Newcastle Investment Corp., REIT (f)	18,609,760
1,005,000	People’s Choice Financial Corporation, 144A, REIT (g),(h),(i),(j)	5,527,500
474,400	RAIT Investment Trust, REIT (f)	13,397,056
260,000	Redwood Trust, Inc., REIT (f)	11,263,200
449,340	Saxon Capital, Inc., REIT (f)	4,691,110
540,000	Taberna Realty Finance Trust, 144A, REIT (g),(h),(i),(j)	7,155,000

		216,936,033

Thrifts & Mortgage Finance — 3.5%
394,900	Accredited Home Lenders Holding Co. †,(f)	20,210,982
816,900	Commercial Capital Bancorp, Inc. (f)	11,485,614
154,900	Harbor Florida Bancshares, Inc. (f)	5,866,063
146,000	Triad Guaranty, Inc. †,(f)	6,847,400

		44,410,059

Total Financials		356,298,172

Health Care — 4.3%
Biotechnology — 0.5%
467,700	QIAGEN N.V. †,(f)	6,973,407

Health Care Equipment & Supplies — 3.1%
261,100	American Medical Systems Holdings, Inc. †,(f)	5,874,750
289,377	Merit Medical Systems, Inc. †,(f)	3,475,418
267,195	Orthofix International N.V. †,(f)	10,639,705
316,500	PolyMedica Corporation (f)	13,406,940
137,900	Respironics, Inc. †,(f)	5,365,689
11,300	West Pharmaceutical Services Inc.	392,336

		39,154,838

3

Health Care Providers & Services — 0.7%
314,200	VCA Antech, Inc. †,(f)	8,948,416

Total Health Care		55,076,661

Industrials — 20.9%
Aerospace & Defense — 1.7%
438,455	Ceradyne, Inc. †,(f)	21,878,904

Building Products — 2.6%
786,200	Builders FirstSource, Inc. †	17,854,602
237,200	Universal Forest Products, Inc.	15,059,828

		32,914,430

Commercial Services & Supplies — 1.9%
327,800	Pike Electric Corporation †,(f)	6,887,078
118,100	Ritchie Bros. Auctioneers Incorporated	5,845,950
451,800	Schawk, Inc. (f)	11,751,318

		24,484,346

Electrical Equipment — 1.6%
462,000	AMETEK, Inc. (f)	20,771,520

Industrial Conglomerates — 2.2%
203,000	Carlisle Companies Incorporated (f)	16,605,400
301,300	Raven Industries, Inc. (f)	11,783,843

		28,389,243

Machinery — 6.6%
251,500	Actuant Corporation, Class A (f)	15,396,830
603,700	Commercial Vehicle Group, Inc. †,(f)	11,597,077
250,300	Graco, Inc. (f)	11,371,129
154,400	Middleby Corporation (The) †,(f)	12,926,368
527,800	Oshkosh Truck Corporation (f)	32,850,272

		84,141,676

Road & Rail — 3.6%
607,238	Genesee & Wyoming, Inc., Class A †,(f)	18,630,047
135,100	Landstar System, Inc.	5,960,612
760,450	Old Dominion Freight Line, Inc. †,(f)	20,494,127

		45,084,786

Trading Companies & Distributors — 0.7%
497,219	Rush Enterprises, Inc., Class B †,(l)	8,288,641

Total Industrials		265,953,546

4

Information Technology — 10.2%
Communications Equipment — 2.0%
1,081,297	Digi International, Inc. †,(f)	12,618,736
634,900	NETGEAR, Inc. †,(f)	12,069,449

		24,688,185

Computers & Peripherals — 0.6%
144,800	Komag, Incorporated †,(f)	6,892,480

Electronic Equipment & Instruments — 1.2%
291,500	FLIR Systems, Inc. †,(f)	8,281,515
495,800	TTM Technologies, Inc. †,(f)	7,184,142

		15,465,657

Information Technology Services — 1.8%
218,000	CACI International, Inc. †,(f)	14,333,500
237,300	SRA International, Inc., Class A †,(f)	8,953,329

		23,286,829

Internet Software & Services — 1.9%
235,200	j2 Global Communications, Inc. †,(f)	11,054,400
307,500	TOM Online, Inc., ADR †,(f)	7,822,800
192,200	Websense, Inc. †,(f)	5,300,876

		24,178,076

Semiconductors & Semiconductor Equipment — 1.6%
499,775	Diodes Incorporated †,(f)	20,740,663

Software — 1.1%
788,300	Sonic Solutions †,(f)	14,276,113

Total Information Technology		129,528,003

Materials — 5.2%
Construction Materials — 1.6%
153,000	Eagle Materials Inc. (f)	9,755,280
276,600	Headwaters Incorporated †,(f)	11,005,914

		20,761,194

Metals & Mining — 3.6%
612,300	AMCOL International Corporation (f)	17,634,240
269,700	Century Aluminum Company †,(f)	11,448,765
131,700	Quanex Corporation (f)	8,775,171
77,700	Reliance Steel & Aluminum Company (f)	7,297,584

		45,155,760

Total Materials		65,916,954

5

Utilities — 0.9%
Electric Utilities — 0.4%
117,233	ALLETE, Inc. (f)	5,463,058

Gas Utilities — 0.5%
134,600	New Jersey Resources Corporation (f)	6,090,650

Total Utilities		11,553,708

TOTAL COMMON STOCKS
(Cost $950,267,985)		1,221,946,603

INVESTMENT COMPANY SECURITY — 1.0%
(Cost $9,882,732)
Multi-Sector — 1.0%
Multi-Industry — 1.0%
173,900	iShares Russell 2000 Value Index Fund (f)	12,997,286

Principal Amount

REPURCHASE AGREEMENT (d) — 2.7%
(Cost $33,723,000)
$33,723,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $33,735,646 on 04/03/2006, collateralized by $35,190,000 FNMA, 4.125% maturing 05/15/2010 (value $34,398,225)	33,723,000

Shares

COLLATERAL FOR SECURITIES ON LOAN (e) — 22.5%
(Cost $286,190,487)
286,190,487	State Street Navigator Securities Trust — Prime Portfolio (m)	286,190,487

TOTAL INVESTMENTS
(Cost $1,280,064,204)(n)	122.4%	$1,554,857,376

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Small-Cap Value Fund (the “Fund”) as of March 31, 2006.

(b)	At March 31, 2006, more than 25% of the Fund’s net assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such

6

exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $12,682,500, 1.0% of net assets.

(h)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $14,364,750, 1.1% of net assets.

7

Security	Acquisition Date	Cost

KKR Financial Corp., REIT	05/03/2005	$1,545,000
People’s Choice Financial Corporation, 144A, REIT	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
Taberna Realty Finance Trust, 144A, REIT	04/21/2005	2,890,000
	08/04/2005	1,533,600
	09/12/2005	681,015
	09/14/2005	90,885
	09/19/2005	27,390
	09/21/2005	734,550

(k)	At March 31, 2006, KKR Financial Corp., REIT was valued at $22.43 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

(l)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s voting securities. At, or during the period ended March 31, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at	Realized
Company	12/31/05	Cost	Shares	Cost	Shares	03/31/06	Gain

Rush Enterprises, Inc., Class B	$7,159,953	$—	—	$—	—	$8,288,641	$—

(m)	At March 31, 2006, the market value of the securities on loan is $280,817,710.

(n)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $317,283,265, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $42,490,093 and net appreciation for financial reporting purposes was $274,793,172. At March 31, 2006, aggregate cost for financial reporting purposes was $1,280,064,204.

ABBREVIATIONS:
ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

8

At March 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.1%	$1,132,140,387
Bermuda	2.3	28,713,766
Netherlands	2.3	28,682,752
Canada	1.9	24,586,898
China	0.6	7,822,800

TOTAL COMMON STOCKS	96.2	1,221,946,603
INVESTMENT COMPANY SECURITY	1.0	12,997,286
REPURCHASE AGREEMENT	2.7	33,723,000
COLLATERAL FOR SECURITIES ON LOAN	22.5	286,190,487

TOTAL INVESTMENTS	122.4%	$1,554,857,376

9

Munder Small-Mid Cap Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 95.4%
Consumer Discretionary — 17.8%
Auto Components — 1.6%
7,445	Drew Industries Incorporated †	$264,670

Automobiles — 1.9%
5,860	Thor Industries, Inc.	312,689

Hotels, Restaurants & Leisure — 1.8%
6,805	Penn National Gaming, Inc. †	287,035

Household Durables — 3.8%
3,745	Jarden Corporation †	123,023
4,595	KB HOME	298,583
3,380	Pulte Homes, Inc.	129,860
1,765	Standard Pacific Corporation	59,339

		610,805

Specialty Retail — 8.7%
4,775	Chico’s FAS, Inc. †	194,056
5,135	GameStop Corporation, Class A †	242,064
9,850	Hibbett Sporting Goods, Inc. †	324,951
6,066	Jos. A. Bank Clothiers, Inc. †	290,865
1,390	Tiffany & Co.	52,181
6,915	United Auto Group, Inc.	297,345

		1,401,462

Total Consumer Discretionary		2,876,661

Energy — 10.9%
Energy Equipment & Services — 5.1%
3,655	Helmerich & Payne, Inc.	255,192
4,800	National Oilwell Varco, Inc. †	307,776
7,055	Oil States International, Inc. †	259,977

		822,945

Oil, Gas & Consumable Fuels — 5.8%
9,385	Cimarex Energy Co.	405,995
6,555	Southwestern Energy Company †	211,006
7,425	XTO Energy Inc.	323,507

		940,508

Total Energy		1,763,453

1

Financials — 15.0%
Capital Markets — 2.8%
2,835	Affiliated Managers Group, Inc. †	302,239
1,110	BlackRock, Inc.	155,400

		457,639

Commercial Banks — 0.3%
1,015	HDFC Bank Limited, ADR	55,317

Diversified Financials — 1.4%
455	Asset Acceptance Capital Corp. †	8,859
4,575	Portfolio Recovery Associates, Inc. †	214,247

		223,106

Insurance — 4.6%
5,850	AmerUs Group Co.	352,404
3,735	Delphi Financial Group, Inc.	192,838
1,595	Hub International Limited	44,692
2,870	StanCorp Financial Group, Inc.	155,296

		745,230

Real Estate — 4.3%
6,185	American Home Mortgage Investment Corp., REIT	193,034
3,375	Global Signal Inc., REIT	166,050
650	KKR Financial Corp., REIT	14,579
5,065	LaSalle Hotel Properties, REIT	207,665
4,925	Newcastle Investment Corp., REIT	117,806

		699,134

Thrifts & Mortgage Finance — 1.6%
5,465	PMI Group, Inc. (The)	250,953

Total Financials		2,431,379

Health Care — 10.2%
Biotechnology — 3.0%
5,125	Gilead Sciences, Inc. †	318,878
2,170	Nektar Therapeutics †	44,224
670	Techne Corporation †	40,294
2,160	Vertex Pharmaceuticals Incorporated †	79,034

		482,430

Health Care Equipment & Supplies — 1.4%
4,080	Hologic, Inc. †	225,828

Health Care Providers & Services — 5.8%
6,767	Coventry Health Care, Inc. †	365,283
3,990	Laboratory Corporation of America Holdings †	233,335
1,540	Psychiatric Solutions, Inc. †	51,020
10,410	VCA Antech, Inc. †	296,477

		946,115

Total Health Care		1,654,373

2

Industrials — 15.1%
Aerospace & Defense — 2.5%
5,110	Ceradyne, Inc. †	254,989
1,655	L-3 Communications Holdings, Inc.	141,982

		396,971

Commercial Services & Supplies — 1.9%
1,325	Mobile Mini, Inc. †	40,969
3,850	Stericycle, Inc. †	260,337

		301,306

Construction & Engineering — 3.5%
6,545	EMCOR Group, Inc. †	325,025
4,485	McDermott International, Inc. †	244,208

		569,233

Machinery — 3.0%
3,870	Graco Inc.	175,814
5,085	Oshkosh Truck Corporation	316,491

		492,305

Marine — 1.0%
3,405	American Commercial Lines Inc. †	160,716

Road & Rail — 0.8%
5,067	Old Dominion Freight Line, Inc. †	136,556

Trading Companies & Distributors — 2.4%
6,315	Beacon Roofing Supply, Inc. †	256,642
7,125	Rush Enterprises, Inc., Class A †	125,257

		381,899

Total Industrials		2,438,986

Information Technology — 18.9%
Computers & Peripherals — 1.1%
4,590	Logitech International S.A., ADR †	182,499

Electronic Equipment & Instruments — 0.9%
8,200	Cogent, Inc. †	150,388

Information Technology Services — 5.4%
4,455	Cognizant Technology Solutions Corporation, Class A †	265,028
9,160	SRA International, Inc. †	345,607
9,450	Wright Express Corporation †	265,072

		875,707

Internet Software & Services — 4.7%
7,275	aQuantive, Inc. †	171,253
8,355	j2 Global Communications, Inc. †	392,685
7,370	TOM Online, Inc., ADR †	187,493

		751,431

3

Semiconductors & Semiconductor Equipment — 6.0%
9,530	Diodes Incorporated †	395,495
9,010	FormFactor, Inc. †	354,273
30,345	ON Semiconductor Corporation †	220,305

		970,073

Software — 0.8%
2,655	NAVTEQ Corporation †	134,476

Total Information Technology		3,064,574

Materials — 4.7%
Chemicals — 1.5%
6,050	Airgas, Inc.	236,495

Construction Materials — 3.2%
4,150	Florida Rock Industries, Inc.	233,313
7,285	Headwaters Incorporated †	289,870

		523,183

Total Materials		759,678

Utilities — 2.8%
Gas Utilities — 2.3%
8,515	Equitable Resources, Inc.	310,882
1,560	New Jersey Resources Corporation	70,590

		381,472

Water Utilities — 0.5%
2,751	Aqua America, Inc.	76,533

Total Utilities		458,005

TOTAL COMMON STOCKS
(Cost $13,842,821)		15,447,109

INVESTMENT COMPANY SECURITIES — 3.0%
Financials — 1.3%
Capital Markets — 1.3%
6,035	American Capital Strategies, Ltd.	212,191

Multi-Sector — 1.7%
Multi-Industry — 1.7%
1,425	iShares S&P® SmallCap 600 Index Fund	92,953
1,175	Midcap SPDR™ Trust, Series 1	170,198

		263,151

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $480,424)		475,342

4

Principal Amount

REPURCHASE AGREEMENT(c) — 1.2%
(Cost $200,000)
$200,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $200,075 on 04/03/2006, collateralized by $210,000 FHLMC, 4.125% maturing 11/18/2009 (value $206,063)	200,000

TOTAL INVESTMENTS
(Cost $14,523,245)(d)	99.6%	$16,122,451

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Small-Mid Cap Fund (the “Fund”) as of March 31, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5

(d)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,722,014, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $122,808 and net appreciation for financial reporting purposes was $1,599,206. At March 31, 2006, aggregate cost for financial reporting purposes was $14,523,245.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

6

Munder Tax-Free Money Market Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

TAX-EXEMPT COMMERCIAL PAPER — 7.1%
Minnesota — 1.6%
$3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.240% due 04/05/2006	$3,000,000

Pennsylvania — 1.6%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A., LOC), 3.280% due 05/15/2006	3,000,000

Tennessee — 0.7%
1,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.250% due 06/07/2006	1,000,000

Texas — 1.6%
1,000,000	San Antonio, Texas, Electric & Gas, Series A, 3.300% due 05/17/2006	1,000,000
2,000,000	Texas Public Financing Authority, Series 02-A, 3.280% due 05/15/2006	2,000,000

		3,000,000

Washington — 1.6%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 3.170% due 07/05/2006	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $13,000,000)		13,000,000

MUNICIPAL BONDS AND NOTES — 89.4%
Alaska — 1.7%
3,000,000	Alaska State, GO, Series A, (FSA Insured), 5.250% due 08/01/2006	3,022,136

Arizona — 3.8%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (Credit Suisse, LOC), 3.160% due 12/15/2018 (c)	2,000,000
1,160,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property, (Wells Fargo Bank, N.A., LOC), 3.190% due 08/01/2025 (c)	1,160,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 3.200% due 12/01/2022 (c)	3,749,985

		6,909,985

1

California — 4.1%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 3.100% due 05/01/2022 (c)	1,500,000
1,900,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC), 3.170% due 08/01/2015 (c)	1,900,000
2,000,000	State of California, Bond Anticipation Notes Revenue, 4.500% due 06/30/2006	2,007,254
2,000,000	Westminster California School District, Certificate Participation, Series A, (Union Bank of California N.A., LOC), 3.180% due 12/01/2034 (c)	2,000,000

		7,407,254

Colorado — 3.2%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank, LOC), 3.180% due 11/01/2008 (c)	1,500,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC), 3.190% due 01/01/2034 (c)	1,250,000
2,000,000	National Jewish Federal Bond PG B-4, (National City Bank, LOC), 3.180% due 12/01/2035 (c)	2,000,000
1,000,000	Galleria Metropolitan District, Colorado, (Wells Fargo Bank, N.A., LOC), 3.190% due 12/01/2029 (c)	1,000,000

		5,750,000

Florida — 6.1%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.160% due 10/05/2022 (c)	2,995,000
2,875,000	Florida Gulf Coast University Financing Corporation, Florida Capital Improvement Revenue, (Wachovia Bank, N.A., LOC), 3.200% due 12/01/2033 (c)	2,875,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 3.200% due 05/01/2025 (c)	2,500,000
2,700,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (SunTrust Bank, LOC), 3.190% due 07/01/2020 (c)	2,700,000

		11,070,000

2

Georgia — 4.0%
1,925,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.200% due 03/01/2022 (c)	1,925,000
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
1,400,000	Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.180% due 03/01/2024 (c)	1,400,000
1,000,000	ESR Children’s Health, Series B, (SunTrust Bank, LOC), 3.180% due 12/01/2028 (c)	1,000,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.170% due 07/01/2025 (c)	3,000,000

		7,325,000

Idaho — 1.1%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.170% due 08/01/2035 (c)	2,000,000

Illinois — 8.7%
	City of Chicago IL:
2,700,000	Neighborhoods Alive, Series 21-B, GO (MBIA Insured), (Lloyds TSB Bank, SPA), 3.170% due 01/01/2037 (c)	2,700,000
2,180,000	Water Revenue (Bank One N.A., LOC), 3.170% due 11/01/2030 (c)	2,180,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 3.280% due 08/01/2015 (c)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC), 3.280% due 11/01/2025 (c)	1,700,000
1,000,000	Illinois Health Facilities Authority Revenue, Revolving Fund Pooled- B, (Bank of America, N.A., LOC), 3.190% due 08/01/2020 (c)	1,000,000
3,305,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.160% due 01/01/2010 (c)	3,305,000
1,400,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.190% due 12/01/2013 (c)	1,400,000

		15,785,000

Indiana — 0.6%
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement ISPAT Inland Inc, (Royal Bank of Scotland, LOC), 3.170% due 06/01/2035 (c)	1,180,000

3

Kansas — 1.1%
1,000,000	City of Lawrence, Kansas, Temporary Notes, GO, Series 2005-I, 4.000% due 10/01/2006	1,003,828
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 3.280% due 03/01/2026 (c)	1,000,000

		2,003,828

Kentucky — 0.6%
1,065,000	Jefferson County, Kentucky, GO, Refunding, Series A, 5.000% due 08/15/2006	1,071,052

Massachusetts — 4.4%
	Massachusetts State Development Finance Agency:
1,000,000	Bartlett School, (TD Banknorth N.A., LOC), 3.180% due 03/01/2036 (c)	1,000,000
2,940,000	Charles River School, (Citizens Bank of MA, LOC), 3.150% due 10/01/2032 (c)	2,940,000
3,045,000	Massachusetts State Water Resources Authority, Multi-Model Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.170% due 04/01/2028 (c)	3,045,000
1,000,000	Massachusetts State, GO, Consolidated Loan, Series B, 4.000% due 08/01/2006	1,001,972

		7,986,972

Michigan — 2.6%
1,700,000	Michigan State Strategic Fund Limited Obligation Revenue, Roeper School Project, (Standard Federal Bank, LOC), 3.190% due 05/01/2032 (c)	1,700,000
2,000,000	Michigan State, GO, Series A, 4.500% due 09/29/2006	2,011,966
1,000,000	Van Dyke, Michigan, Public Schools, GO, Refunding, (FGIC Insured, Q-SBLF), 5.100% due 05/01/2009, Pre-refunded 05/01/2006	1,011,810

		4,723,776

Minnesota — 3.7%
2,045,000	Midwest Consortium of Municipal Utilities, Minnesota Revenue, Draw-Down Financing Program, Series B, (U.S. Bank, N.A., LOC), 3.190% due 10/01/2035 (c)	2,045,000
1,675,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five-S, (U.S. Bank, N.A., LOC), 3.190% due 10/01/2033 (c)	1,675,000
3,000,000	Minnesota State, GO, 6.000% due 11/01/2006	3,047,916

		6,767,916

4

Missouri — 1.6%
3,000,000	Missouri State Highways & Transit Commission, Multi-Modal, Third Lien, Series B-1, (State Street Bank & Trust Co., LOC), 3.150% due 05/01/2015 (c)	3,000,000

Montana — 0.6%
1,100,000	Forsyth, Montana, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.170% due 01/01/2018 (c)	1,100,000

Nevada — 0.6%
1,130,000	Clark County, Nevada, School District, GO, Series B, (FGIC Insured), 5.000% due 06/15/2006	1,135,042

New Jersey — 0.6%
1,100,000	Middlesex County, New Jersey, GO, General Improvement, Series A, 3.000% due 06/15/2006	1,100,841

New Mexico — 1.6%
1,625,000	Rio Rancho, New Mexico, Water and Wastewater System Revenue, Series A, (FSA Insured), 5.800% due 05/15/2010, Pre-refunded 05/15/06	1,629,573
1,300,000	Santa Fe County, New Mexico, GO, Series A, (AMBAC Insured), 5.500% due 07/01/2006	1,306,544

		2,936,117

New York — 5.3%
	City of New York, New York, GO:
3,730,000	Sub-Series A-5, (HSBC Bank USA, N.A.,LOC), 3.170% due 08/01/2031 (c)	3,730,000
3,000,000	Sub-Series C-3, (BNP Paribas, LOC), 3.100% due 08/01/2020 (c)	3,000,000
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC), 3.150% due 03/15/2026 (c)	1,900,000
1,000,000	New York State Housing, Finance Agency Revenue, Maiden Lane Housing, Series A, (Bank of New York, LOC), 3.180% due 11/01/2037 (c)	1,000,000

		9,630,000

North Carolina — 6.1%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.200% due 04/01/2019 (c)	1,040,000
1,460,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.200% due 09/01/2021 (c)	1,460,000

5

	North Carolina Medical Care, Community Hospital Revenue:
1,640,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.200% due 05/01/2018 (c)	1,640,000
2,000,000	Northeast Medical Center Project, Series B, (SunTrust Bank, LOC), 3.160% due 11/01/2032 (c)	2,000,000
1,000,000	North Carolina State Water and Sewer System Revenue, (Bank of America, N.A., LOC), 3.200% due 09/01/2025 (c)	1,000,000
	State of North Carolina, GO:
2,900,000	Highway, 5.000% due 05/01/2006	2,905,641
1,000,000	Refunding, Series E, (Bayerische Landesbank, SPA), 3.150% due 06/01/2019 (c)	1,000,000

		11,045,641

Ohio — 4.1%
1,485,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.190% due 11/01/2034 (c)	1,485,000
1,870,000	Franklin County, Ohio, Hospital Revenue, Refunding, U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.170% due 12/01/2020 (c)	1,870,000
925,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.190% due 08/15/2022 (c)	925,000
1,780,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.210% due 12/01/2010 (c)	1,780,000
1,300,000	Strongsville, Ohio, GO, 5.900% due 12/01/2015, Pre-refunded 12/01/2006	1,348,279

		7,408,279

Oregon — 1.8%
3,370,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project, Series A), (Keybank, N.A., LOC), 3.200% due 03/01/2033 (c)	3,370,000

Pennsylvania — 6.3%
3,000,000	Beaver County Industrial Development Authority Pollution Control Revenue, Refunding, (Barclays Bank, LOC), 3.180% due 06/01/2030 (c)	3,000,000
1,475,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (Wachovia Bank, N.A., LOC), 3.180% due 08/01/2025 (c)	1,475,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.210% due 11/01/2026 (c)	2,000,000

6

2,000,000	Philadelphia, Pennsylvania, Authority Industrial Development, Newcourtland Elder Services Project (PNC Bank, N.A., LOC), 3.120% due 03/01/2027 (c)	2,000,000
3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.210% due 12/01/2024 (c)	3,000,000

		11,475,000

Tennessee — 1.5%
1,500,000	Metropolitan Nashville Airport Authority, Tennessee Airport Revenue, Refunding, Improvement, (FGIC Insured), (Societe Generale, LOC), 3.170% due 07/01/2019 (c)	1,500,000
1,200,000	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, (Bank of America, LOC), 3.170% due 07/01/2034 (c)	1,200,000

		2,700,000

Texas — 3.3%
1,500,000	Dallas-Fort Worth Texas Regional Airport Revenue, Refunding-Joint – Dallas-Fort Worth International, (FGIC Insured), 5.625% due 11/01/2015, Pre-refunded 05/01/2006	1,502,648
1,495,000	Hays Tex Consolidated Independent School District, ETM, (PSFG Insured), 5.500% due 08/15/2006	1,507,850
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 4.500% due 08/31/2006	3,018,190

		6,028,688

Utah — 2.1%
900,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 3.240% due 06/01/2021 (c)	900,000
3,000,000	Emery County, Utah, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.220% due 07/01/2015 (c)	3,000,000

		3,900,000

7

Virginia — 2.6%
2,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc., (FSA Insured), (Chase Manhattan Bank, SPA), 3.200% due 01/01/2030 (c)	2,000,000
1,000,000	Fairfax County, Virginia, GO, Public Improvement, Series A, 5.000% due 06/01/2012, Pre-refunded 06/01/2006	1,022,967
1,600,000	Virginia Polytechnic Institute & State University Revenue, Series A, 5.500% due 06/01/2016, Pre-refunded 06/01/2006	1,638,048

		4,661,015

Washington — 3.8%
1,000,000	Seattle Washington Water System Revenue, Series B, (Bayerische Landesbank, LOC), 3.100% due 03/01/2032 (c)	1,000,000
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.160% due 12/01/2036 (c)	1,000,000
2,620,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA), 3.160% due 07/01/2012 (c)	2,620,000
	Washington State, GO:
1,000,000	Motor Vehicle Fuel Tax, Series B, 5.600% due 06/01/2013, Pre-refunded 06/01/2006	1,004,618
1,250,000	Series C, 5.000% due 01/01/2007	1,266,059

		6,890,677

West Virginia — 0.5%
1,000,000	West Virginia University Revenue, State University System, Marshall University Library, (AMBAC Insured), 5.750% due 04/01/2016, Pre-refunded 04/01/2006	1,010,000

Wisconsin — 1.3%
1,000,000	Racine, Wisconsin, Unified School District, Tax and Revenue Anticipation Notes, 4.000% due 07/14/2006	1,001,417
1,285,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.190% due 11/01/2025 (c)	1,285,000

		2,286,417

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $162,680,636)		162,680,636

8

Shares

INVESTMENT COMPANY SECURITIES — 3.1%
5,482,752	Dreyfus Tax Exempt Cash Management Fund	5,482,752
118,495	Valiant Tax Exempt Money Market Fund	118,495

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,601,247)		5,601,247

TOTAL INVESTMENTS
(Cost $181,281,883)(d)	99.6%	$181,281,883

(a)	All percentages are based on net assets of the Munder Tax-Free Money Market Fund (the “Fund”) as of March 31, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

(d)	At March 31, 2006, aggregate cost for financial reporting purposes was $181,281,883.

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrow to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
SPA   — Stand-by Purchase Agreement

At March 31, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	69.3%	$126,104,985
General Obligations	9.0	16,427,465
Pre-Refunded	6.4	11,675,793
Insured	3.0	5,463,722
Revenue	1.7	3,008,671

TOTAL MUNICIPAL BONDS AND NOTES	89.4	162,680,636
TAX-EXEMPT COMMERCIAL PAPER	7.1	13,000,000
INVESTMENT COMPANY SECURITIES	3.1	5,601,247

TOTAL INVESTMENTS	99.6%	$181,281,883

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 95.0%
Alabama — 2.4%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033 Pre-refunded 02/01/2009	$1,568,130
2,000,000	5.125% due 02/01/2042 Pre-refunded 08/01/2012	2,141,780

		3,709,910

Arizona — 3.4%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	326,982
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,232,733
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,756,144
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,915,794

		5,231,653

California — 4.0%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-Refunded 06/01/2013	2,206,940
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.396% due 01/01/2014 (d)	1,814,725
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	2,149,580

		6,171,245

1

Colorado — 2.0%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,026,140
1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	1,048,130

		3,074,270

Delaware — 2.3%
	Delaware State, Series A, GO:
1,000,000	4.250% due 03/01/2009	1,018,300
2,500,000	5.000% due 01/01/2007	2,527,175

		3,545,475

Florida — 2.6%
	Dade County, Florida, Special Obligation:
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 4.091% due 10/01/2015 Pre-refunded 10/01/2008 (d)	1,843,950
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.434% due 10/01/2025 Pre-refunded 10/01/2008 (d)	1,160,964
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,004,170

		4,009,084

Georgia — 2.3%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,078,040
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,195,163
1,045,000	6.250% due 08/01/2013	1,203,642

		3,476,845

Hawaii — 2.3%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,023,875
180,000	Kauai County, Hawaii, Series A, GO, (MBIA Insured), ETM, 4.375% due 08/01/2010	184,732
1,215,000	Kauai County, Hawaii, Series A, GO, (MBIA Insured), 4.375% due 08/01/2010	1,245,472

		3,454,079

2

Illinois — 7.4%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	521,145
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,563,650
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,912,117
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	1,047,660
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	4,076,720
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	530,340
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	573,935

		11,225,567

Iowa — 0.9%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,443,750

Kansas — 0.7%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	1,031,360

Kentucky — 1.4%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,139,420

Maryland — 3.4%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,107,170
3,000,000	Maryland State, State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	3,010,290
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,066,970

		5,184,430

Massachusetts — 4.2%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,563,315
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	1,020,620

3

	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011 Pre-refunded 04/01/2008	1,145,430
1,400,000	5.500% due 11/01/2020 Pre-refunded 11/01/2012	1,528,716
	Worcester Massachusetts, GO, (FGIC Insured)
1,000,000	5.250% due 08/15/2020 Pre-refunded 08/15/2010	1,069,960

		6,328,041

Michigan — 14.3%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,340,433
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,220,261
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	902,219
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,435,630
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,005,870
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,027,590
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,146,386
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	463,386
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,115,759
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	432,076
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,021,730
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	2,531,225
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	539,385
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,441,569

4

3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	4,050,228
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	538,010
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,540,381

		21,752,138

Minnesota — 2.6%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,203,318
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,832,643

		4,035,961

Nebraska — 1.3%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,019,030
1,000,000	4.500% due 12/01/2010	1,033,450

		2,052,480

Nevada — 1.6%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,603,095
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	819,465

		2,422,560

New Hampshire — 1.0%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,551,450

New Jersey — 2.9%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	1,204,632
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,082,400
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,100,840

		4,387,872

5

New Mexico — 2.3%
1,125,000	New Mexico Finance Authority, State Office Building Tax, Revenue, Series A, 5.250% due 06/01/2010	1,191,983
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,244,123

		3,436,106

New York — 2.1%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,134,980
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	1,008,440

		3,143,420

North Carolina — 0.5%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	694,187

Ohio — 4.2%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,253,383
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	281,559
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,068,090
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	321,204
500,000	Forest Hills, Ohio, Local School District, GO, (MBIA Insured), 6.250% due 12/01/2020, Pre-Refunded 12/01/2006	518,915
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,839,367
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-Refunded 12/01/2010	1,081,140

		6,363,658

Rhode Island — 0.7%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,070,010

6

South Carolina — 1.4%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	1,047,720
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-Refunded 03/01/2010	1,071,050

		2,118,770

Tennessee — 1.0%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	499,976
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,041,550

		1,541,526

Texas — 7.2%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,718,326
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	558,160
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,767,333
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,327,622
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,308
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	513,080
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,720,128
200,000	Travis County, Texas, GO, Refunding, 5.500% due 03/01/2017	222,368
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,127,560

		10,959,885

7

Utah — 1.4%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	962,960
1,245,000	Logan City Utah School District, GO, 3.500% due 06/15/2011	1,229,811

		2,192,771

Virginia — 0.8%
	Virginia State, Public School Authority:
575,000	5.250% due 08/01/2008	592,974
565,000	Series I, GO, 5.250% due 08/01/2008 Pre-refunded 08/01/2007	582,662

		1,175,636

Washington — 2.9%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,065,090
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	258,990
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,082,230

		4,406,310

West Virginia — 1.7%
3,000,000	West Virginia State, (FGIC Insured), 3.246% due 11/01/2009 (d)	2,597,850

Wisconsin — 5.8%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,412,628
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,025,860
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,464,381
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-Refunded 03/15/2008	1,080,904

8

1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-Refunded 06/01/2009	1,053,700
	Wisconsin State, GO:
1,500,000	5.000% due 11/01/2007	1,531,545
250,000	Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	276,685

		8,845,703

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $143,745,940)		144,773,422

Shares

INVESTMENT COMPANY SECURITY 3.9%
(Cost $5,885,182)
5,885,182	Valiant Tax Exempt Money Market Fund	5,885,182

TOTAL INVESTMENTS
(Cost $149,631,122)(e)	98.9%	$150,658,604

(a)	All percentages are based on net assets of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At March 31, 2006, investments in these insured securities represented 24.5% of the Fund.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(e)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,194,934, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,167,452 and net appreciation for financial reporting purposes was $1,027,482. At March 31, 2006, aggregate cost for financial reporting purposes was $149,631,122.

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity

9

FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts

At March 31, 2006, the sector diversification of the Fund was as follows:

	% of Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	37.9%	$57,710,349
Pre-Refunded/ ETM	26.2	39,991,479
Insured	24.5	37,288,150
Revenue	6.4	9,783,444

TOTAL MUNICIPAL BONDS AND NOTES	95.0	144,773,422

INVESTMENT COMPANY SECURITY	3.9	5,885,182

TOTAL INVESTMENTS	98.9%	$150,658,604

10

Munder Technology Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.8%
Consumer Discretionary — 1.9%
Hotels, Restaurants & Leisure — 0.5%
9,000	Ctrip.com International Ltd., ADR (f)	$744,300

Internet & Catalog Retail — 1.4%
15,000	Netflix, Inc. †,(f)	434,850
45,000	Stamps.com, Inc. †,(f)	1,586,700

		2,021,550
Total Consumer Discretionary		2,765,850

Industrials — 0.3%
Commercial Services & Supplies — 0.3%
8,000	Monster Worldwide, Inc. †	398,880

Information Technology — 96.6%
Communications Equipment — 18.0%
62,000	ADTRAN, Inc.	1,623,160
404,200	Cisco Systems, Inc. †	8,759,014
31,000	Comverse Technology, Inc. †	729,430
106,000	Corning, Incorporated †	2,852,460
116,000	JDS Uniphase Corporation †	483,720
172,000	Motorola, Inc.	3,940,520
23,000	Nokia Corporation, ADR	476,560
423,000	Nortel Networks Corporation †	1,290,150
131,700	QUALCOMM Incorporated	6,665,337

		26,820,351

Computers & Peripherals — 19.9%
123,500	Apple Computer, Inc. †	7,745,920
84,500	Dell, Inc. †	2,514,720
440,000	EMC Corporation †	5,997,200
165,130	Hewlett-Packard Company	5,432,777
60,500	International Business Machines Corporation	4,989,435
13,000	M-Systems Flash Disk Pioneers Ltd. †,(f)	336,180
22,000	Network Appliance, Inc. †	792,660
7,000	Rackable Systems, Inc. †,(f)	369,950
6,000	SanDisk Corporation †	345,120
61,000	Western Digital Corporation †	1,185,230

		29,709,192

Electronic Equipment & Instruments — 4.2%
50,000	Agilent Technologies, Inc. †	1,877,500
8,000	Anixter International, Inc.	382,240
34,000	Jabil Circuit, Inc. †	1,457,240

1

94,000	Nam Tai Electronics, Inc.	2,153,540
16,000	Technitrol, Inc.	383,680

		6,254,200

Information Technology Services — 2.6%
89,000	Accenture Ltd., Class A	2,676,230
28,000	Satyam Computer Services Ltd., ADR (f)	1,225,280

		3,901,510

Internet Software & Services — 14.0%
12,000	Digital River, Inc. †	523,320
87,000	eBay, Inc. †	3,398,220
20,750	Google Inc., Class A †	8,092,500
228,000	HomeStore, Inc. †	1,495,680
25,000	Knot, Inc. (The) †,(f)	452,500
27,700	Liquidity Services, Inc. †	339,325
44,000	Openwave Systems Inc. †,(f)	949,520
71,000	SINA Corporation †,(f)	1,980,900
230,000	Tencent Holdings Ltd †	386,833
103,000	Yahoo! Inc. †	3,322,780

		20,941,578

Semiconductors & Semiconductor Equipment — 23.1%
153,500	Advanced Micro Devices, Inc. †	5,090,060
79,000	Altera Corporation †	1,630,560
45,000	Analog Devices, Inc.	1,723,050
110,000	Applied Materials, Inc.	1,926,100
19,000	ASM Lithography Holdings N.V., ADR †	387,030
25,500	Broadcom Corporation, Class A †	1,100,580
14,500	Freescale Semiconductor, Inc., Class B †	402,665
19,000	Genesis Microchip, Incorporated †,(f)	323,760
138,000	Intel Corporation	2,670,300
44,500	KLA-Tencor Corporation	2,152,020
32,500	Marvell Technology Group Ltd. †	1,758,250
63,000	Maxim Integrated Products, Inc.	2,340,450
16,000	MEMC Electronic Materials, Inc. †	590,720
36,000	Microchip Technology Incorporated	1,306,800
26,000	Micron Technology, Inc. †	382,720
24,000	National Semiconductor Corporation	668,160
72,000	Novellus Systems, Inc. †	1,728,000
30,000	PortalPlayer, Inc. †,(f)	666,900
117,000	Silicon Motion Technology Corporation, ADR †,(f)	1,419,210
223,270	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,246,096
99,700	Texas Instruments Incorporated	3,237,259
16,000	Ultratech, Inc. †,(f)	391,680
18,000	Veeco Instruments, Inc. †,(f)	420,300

		34,562,670

2

Software — 14.8%
53,333	Activision, Inc. †	735,462
82,980	Adobe Systems Incorporated †	2,897,662
89,000	Check Point Software Technologies Ltd. †	1,781,780
32,000	Cognos Incorporated †	1,244,800
21,500	Electronic Arts, Inc. †	1,176,480
128,014	Intermap Technologies Corp. †	628,095
299,400	Microsoft Corporation	8,146,674
270,625	Oracle Corporation †	3,704,856
26,000	Red Hat, Inc. †,(f)	727,480
17,000	salesforce.com, inc. †,(f)	617,610
30,340	Symantec Corporation †	510,622

		22,171,521

Total Information Technology		144,361,022

TOTAL COMMON STOCKS
(Cost $175,211,452)		147,525,752

LIMITED PARTNERSHIP — 1.3%
(Cost $2,020,262)
Multi-Industry — 1.3%
2,550,000	New Enterprise Associates 10, L.P. †,(g),(h),(i),(j)	1,895,948

Principal
Amount

REPURCHASE AGREEMENT (d) — 0.4%
(Cost $660,000)
$660,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $660,248 on 04/03/2006, collateralized by $710,000 FNMA, 5.700% maturing 03/27/2023 (value $675,388)	660,000

Shares

COLLATERAL FOR SECURITIES ON LOAN (e) — 8.8%
(Cost $13,197,055)
13,197,055	State Street Navigator Securities Trust – Prime Portfolio (k)	13,197,055

3

TOTAL INVESTMENTS
(Cost $191,088,769)(l)	109.3%	$163,278,755

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Technology Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $1,895,948, 1.3% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities

4

may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,895,948, 1.3% of net assets.

Security	Acquisition Date	Cost

New Enterprises Associates 10, L.P.	10/26/00	$216,444
	01/05/01	108,222
	07/27/01	54,111
	09/26/01	108,222
	01/16/02	114,502
	04/23/02	114,502
	07/12/02	114,502
	11/12/02	114,502
	02/04/03	115,785
	07/16/03	117,365
	09/19/03	121,104
	12/10/03	121,485
	04/19/04	121,913
	08/16/04	123,397
	12/28/04	131,667
	07/11/05	72,539
	01/13/06	75,000
	03/10/06	75,000

(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2006, the Fund had total commitments to contribute $450,000 when and if required.

(k)	At March 31, 2006, the market value of the securities on loan is $12,852,673.

(l)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,668,726, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $45,478,740 and net depreciation for financial reporting purposes was $27,810,014. At March 31, 2006, aggregate cost for financial reporting purposes was $191,088,769.

5

ABBREVIATIONS:
ADR  — American Depositary Receipt

FNMA — Federal National Mortgage Association

At March 31, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.9%	$126,790,518
China	3.5	5,265,574
Bermuda	3.0	4,434,480
Taiwan	2.5	3,665,306
Canada	2.1	3,163,044
Israel	1.4	2,117,960
India	0.8	1,225,280
Finland	0.3	476,560
Netherlands	0.3	387,030

TOTAL COMMON STOCKS	98.8	147,525,752
LIMITED PARTNERSHIP	1.3	1,895,948
REPURCHASE AGREEMENT	0.4	660,000
COLLATERAL FOR SECURITIES ON LOAN	8.8	13,197,055

TOTAL INVESTMENTS	109.3%	$163,278,755

6

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams John S. Adams
President

Date:	May 26, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer

Date:	May 26, 2006

By:	/s/ Peter K Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 26, 2006

Exhibit Index

Exhibit No.	Description
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.